GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 98.5%
Australia – 5.0%
9,968 AGL Energy Ltd. (Utilities) $ 72,729
3,957 Ampol Ltd. (Energy) 74,988
49,032 ANZ Group Holdings Ltd.
(Financials) 995,629
21,312 APA Group (Utilities) 100,240
9,508 Aristocrat Leisure Ltd.
(Consumer Discretionary) 419,643
3,186 ASX Ltd. (Financials) 137,109
19,665 Atlas Arteria Ltd. (Industrials) 61,492
30,508 Aurizon Holdings Ltd.
(Industrials) 67,176
81,302 BHP Group Ltd. (Materials) 2,148,758
7,543 BlueScope Steel Ltd.
(Materials) 108,744
23,061 Brambles Ltd. (Industrials) 285,890
5,598 CAR Group Ltd.
(Communication Services) 151,343
7,727 Charter Hall Group REIT (Real
Estate) 79,131
1,087 Cochlear Ltd. (Health Care) 215,440
21,524 Coles Group Ltd. (Consumer
Staples) 260,666
27,300 Commonwealth Bank of
Australia (Financials) 2,820,281
8,742 Computershare Ltd.
(Industrials) 181,613
17,632 Dexus REIT (Real Estate) 83,621
2,596 EBOS Group Ltd. (Health Care) 58,355
22,420 Endeavour Group Ltd.
(Consumer Staples) 63,826
29,649 Evolution Mining Ltd.
(Materials) 97,733
26,208 Fortescue Ltd. (Materials) 324,220
151,933 Glencore PLC (Materials)* 733,739
30,580 Goodman Group REIT (Real
Estate) 755,218
31,795 GPT Group (The) REIT (Real
Estate) 98,593
40,502 Insurance Australia Group Ltd.
(Financials) 225,064
36,975 Lottery Corp. Ltd. (The)
(Consumer Discretionary) 124,773
15,378 Lynas Rare Earths Ltd.
(Materials)* 68,924
5,917 Macquarie Group Ltd.
(Financials) 890,844
45,736 Medibank Pvt Ltd. (Financials) 113,816
2,789 Mineral Resources Ltd.
(Materials) 61,102
65,367 Mirvac Group REIT (Real
Estate) 91,980
50,169 National Australia Bank Ltd.
(Financials) 1,277,890
9,944 NEXTDC Ltd. (Information
Technology)* 105,397
18,678 Northern Star Resources Ltd.
(Materials) 213,058
7,535 Orica Ltd. (Materials) 88,896
28,381 Origin Energy Ltd. (Utilities) 200,973
Shares Description Value
a
Common Stocks – (continued)
Australia – (continued)
45,589 Pilbara Minerals Ltd.
(Materials)*
(a)
$ 70,981
811 Pro Medicus Ltd. (Health Care) 133,080
25,617 Qantas Airways Ltd.
(Industrials)* 146,356
24,762 QBE Insurance Group Ltd.
(Financials) 322,624
3,008 Ramsay Health Care Ltd.
(Health Care) 77,579
834 REA Group Ltd.
(Communication Services) 136,659
4,895 Reece Ltd. (Industrials) 82,081
6,155 Rio Tinto Ltd. (Materials) 474,104
17,474 Rio Tinto PLC (Materials) 1,096,414
53,904 Santos Ltd. (Energy) 232,115
86,163 Scentre Group REIT (Real
Estate) 206,562
5,688 SEEK Ltd. (Communication
Services) 96,786
3,284 SGH Ltd. (Industrials) 105,920
7,475 Sonic Healthcare Ltd. (Health
Care) 139,124
75,086 South32 Ltd. (Materials) 181,963
39,633 Stockland REIT (Real Estate) 134,775
20,984 Suncorp Group Ltd. (Financials) 269,300
191,639 Telstra Group Ltd.
(Communication Services) 491,883
6,510 TPG Telecom Ltd.
(Communication Services) 19,084
51,113 Transurban Group (Industrials) 426,209
13,225 Treasury Wine Estates Ltd.
(Consumer Staples) 97,613
63,774 Vicinity Ltd. REIT (Real Estate) 89,738
3,847 Washington H Soul Pattinson &
Co. Ltd. (Financials)
(a)
87,213
18,364 Wesfarmers Ltd. (Consumer
Discretionary) 859,319
56,158 Westpac Banking Corp.
(Financials) 1,220,447
13,610 Whitehaven Coal Ltd. (Energy) 58,340
2,844 WiseTech Global Ltd.
(Information Technology) 237,334
31,501 Woodside Energy Group Ltd.
(Energy) 502,978
20,073 Woolworths Group Ltd.
(Consumer Staples) 394,651
6,179 Worley Ltd. (Industrials) 55,831
4,546 Yancoal Australia Ltd. (Energy) 18,302
22,324,259
Austria – 0.2%
1,183 ANDRITZ AG (Industrials) 66,098
1,296 BAWAG Group AG
(Financials)*
(b)
102,662
566 CA Immobilien Anlagen AG
(Real Estate) 14,276
5,208 Erste Group Bank AG
(Financials) 285,486
553 EVN AG (Utilities) 14,310

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Austria – (continued)
530 IMMOFINANZ AG (Real
Estate)*
(a)
$ 8,844
7,333 Mondi PLC (Materials) 110,962
2,349 OMV AG (Energy) 94,080
2,472 Raiffeisen Bank International
AG (Financials) 48,198
537 Verbund AG (Utilities) 42,822
549 Vienna Insurance Group AG
Wiener Versicherung Gruppe
(Financials) 16,845
1,857 voestalpine AG (Materials) 35,932
1,776 Wienerberger AG (Materials) 49,934
890,449
Belgium – 0.5%
367 Ackermans & van Haaren NV
(Industrials) 72,835
2,519 Ageas SA/NV (Financials) 127,069
15,370 Anheuser-Busch InBev SA/NV
(Consumer Staples) 826,950
1,898 Azelis Group NV (Industrials) 36,926
624 Colruyt Group NV (Consumer
Staples) 28,274
346 D’ieteren Group (Consumer
Discretionary) 73,747
465 Elia Group SA/NV (Utilities) 43,539
315 Financiere de Tubize SA (Health
Care) 45,846
1,364 Groupe Bruxelles Lambert NV
(Financials) 94,291
4,152 KBC Group NV (Financials) 299,256
7 Lotus Bakeries NV (Consumer
Staples) 84,137
248 Sofina SA (Financials) 57,521
1,160 Solvay SA (Materials) 40,076
1,160 Syensqo SA (Materials) 86,082
1,996 UCB SA (Health Care) 390,750
2,702 Warehouses De Pauw CVA
REIT (Real Estate) 59,703
2,367,002
Brazil – 1.1%
73,240 Ambev SA (Consumer Staples) 156,155
8,818 Atacadao SA (Consumer
Staples)* 9,452
87,609 B3 SA – Brasil Bolsa Balcao
(Financials) 135,875
24,214 Banco Bradesco SA (Financials) 45,138
24,804 Banco BTG Pactual SA
(Financials) 125,793
28,568 Banco do Brasil SA (Financials) 118,518
6,207 Banco Santander Brasil SA
(Financials) 25,917
11,159 BB Seguridade Participacoes
SA (Financials) 62,667
12,300 BRF SA (Consumer Staples) 51,110
8,598 Caixa Seguridade Participacoes
SA (Financials) 20,924
16,590 CCR SA (Industrials) 30,648
Shares Description Value
a
Common Stocks – (continued)
Brazil – (continued)
19,276 Centrais Eletricas Brasileiras
SA (Utilities) $ 110,962
7,549 Cia de Saneamento Basico do
Estado de Sao Paulo (Utilities) 117,559
0 Cia Energetica de Minas Gerais
(Utilities) 1
12,415 Cia Paranaense de Energia
(Utilities) 18,153
9,983 Cia Siderurgica Nacional SA
(Materials) 18,660
19,409 Cosan SA (Energy) 33,125
3,119 CPFL Energia SA (Utilities) 17,040
7,459 CSN Mineracao SA (Materials) 6,596
11,400 Embraer SA (Industrials)* 110,990
4,929 Energisa SA (Utilities) 33,195
9,973 Eneva SA (Utilities)* 19,292
2,905 Engie Brasil Energia SA
(Utilities) 18,489
18,059 Equatorial Energia SA
(Utilities) 92,584
77,908 Hapvida Participacoes e
Investimentos SA (Health
Care)*
(b)
35,231
6,684 Hypera SA (Health Care) 21,852
7,481 Itau Unibanco Holding SA
(Financials) 35,734
15,258 Klabin SA (Materials) 56,758
14,182 Localiza Rent a Car SA
(Industrials) 89,263
15,841 Lojas Renner SA (Consumer
Discretionary) 39,956
4,461 Multiplan Empreendimentos
Imobiliarios SA (Real Estate) 17,775
13,939 Natura & Co. Holding SA
(Consumer Staples) 32,404
3,069 Neoenergia SA (Utilities) 9,972
51,883 NU Holdings Ltd., Class A
(Financials)* 650,094
3,308 Pagseguro Digital Ltd., Class A
(Financials)* 24,281
61,509 Petroleo Brasileiro SA (Energy) 439,067
2,807 Porto Seguro SA (Financials) 17,790
13,354 PRIO SA (Energy) 89,777
20,901 Raia Drogasil SA (Consumer
Staples) 84,155
16,372 Rede D’Or Sao Luiz SA (Health
Care)
(b)
74,173
20,244 Rumo SA (Industrials) 65,947
3,981 StoneCo Ltd., Class A
(Financials)* 37,740
11,514 Suzano SA (Materials) 120,334
6,744 Telefonica Brasil SA
(Communication Services) 55,934
13,274 TIM SA (Communication
Services) 35,216
8,628 TOTVS SA (Information
Technology) 39,682
12,021 Ultrapar Participacoes SA
(Energy) 36,119

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Brazil – (continued)
64,100 Vale SA (Materials) $ 631,053
18,525 Vibra Energia SA (Consumer
Discretionary) 64,008
24,648 WEG SA (Industrials) 222,675
7,516 Wheaton Precious Metals Corp.
(Materials) 467,660
6,445 XP, Inc., Class A (Financials) 87,265
2,554 Yara International ASA
(Materials) 71,758
5,032,516
Canada – 7.9%
8,069 Agnico Eagle Mines Ltd.
(Materials) 680,374
5,948 Air Canada (Industrials)* 106,033
11,666 Alimentation Couche-Tard, Inc.
(Consumer Staples) 682,471
4,641 AltaGas Ltd. (Utilities) 113,493
10,105 ARC Resources Ltd. (Energy) 186,273
11,909 Bank of Montreal (Financials) 1,135,487
20,081 Bank of Nova Scotia (The)
(Financials) 1,145,212
28,970 Barrick Gold Corp. (Materials) 507,335
15,150 BCE, Inc. (Communication
Services)
(a)
410,088
6,061 Brookfield Asset Management
Ltd., Class A (Financials)
(a)
347,648
22,179 Brookfield Corp. (Financials) 1,362,912
5,280 CAE, Inc. (Industrials)* 124,104
7,170 Cameco Corp. (Energy) 429,386
2,774 Canadian Apartment Properties
REIT (Real Estate) 90,839
15,245 Canadian Imperial Bank of
Commerce (Financials) 989,512
9,134 Canadian National Railway Co.
(Industrials) 1,019,898
34,192 Canadian Natural Resources
Ltd. (Energy) 1,160,450
15,290 Canadian Pacific Kansas City
Ltd. (Industrials) 1,169,669
885 Canadian Tire Corp. Ltd., Class
A (Consumer Discretionary) 97,573
2,048 Canadian Utilities Ltd., Class A
(Utilities) 52,569
2,400 CCL Industries, Inc., Class B
(Materials) 133,031
21,820 Cenovus Energy, Inc. (Energy) 345,654
3,315 CGI, Inc. (Information
Technology) 375,218
4,590 Choice Properties Real Estate
Investment Trust REIT (Real
Estate) 45,830
326 Constellation Software, Inc.
(Information Technology) 1,102,265
4,497 Dollarama, Inc. (Consumer
Discretionary) 468,409
4,509 Emera, Inc. (Utilities) 172,032
2,183 Empire Co. Ltd. (Consumer
Staples) 65,452
35,696 Enbridge, Inc. (Energy) 1,544,197
Shares Description Value
a
Common Stocks – (continued)
Canada – (continued)
366 Fairfax Financial Holdings Ltd.
(Financials) $ 519,220
643 FirstService Corp. (Real Estate) 125,427
8,040 Fortis, Inc. (Utilities) 359,407
3,163 Franco-Nevada Corp.
(Materials) 387,290
928 George Weston Ltd. (Consumer
Staples) 149,160
2,321 Gildan Activewear, Inc.
(Consumer Discretionary) 115,375
4,544 Great-West Lifeco, Inc.
(Financials)
(a)
163,599
5,248 Hydro One Ltd. (Utilities)
(b)
171,629
1,570 iA Financial Corp., Inc.
(Financials) 150,065
1,487 IGM Financial, Inc. (Financials) 50,245
2,763 Imperial Oil Ltd. (Energy) 204,618
2,904 Intact Financial Corp.
(Financials) 553,091
11,717 Ivanhoe Mines Ltd., Class A
(Materials)* 157,744
3,793 Keyera Corp. (Energy) 125,074
20,191 Kinross Gold Corp. (Materials) 197,706
2,330 Loblaw Cos. Ltd. (Consumer
Staples) 302,368
4,410 Magna International, Inc.
(Consumer Discretionary) 200,413
29,145 Manulife Financial Corp.
(Financials) 938,160
3,650 Metro, Inc. (Consumer Staples) 237,824
5,584 National Bank of Canada
(Financials) 553,195
8,240 Nutrien Ltd. (Materials) 384,884
1,097 Onex Corp. (Financials) 89,231
4,426 Open Text Corp. (Information
Technology) 134,789
6,035 Pan American Silver Corp.
(Materials) 133,876
9,592 Pembina Pipeline Corp.
(Energy) 395,148
8,441 Power Corp. of Canada
(Financials) 284,311
2,544 Quebecor, Inc., Class B
(Communication Services)
(a)
60,068
3,011 RB Global, Inc. (Industrials) 297,498
4,663 Restaurant Brands International,
Inc. (Consumer Discretionary) 324,743
6,158 Rogers Communications,
Inc., Class B (Communication
Services) 219,905
23,113 Royal Bank of Canada
(Financials) 2,907,964
4,056 Saputo, Inc. (Consumer Staples) 75,607
18,965 Shopify, Inc., Class A
(Information Technology)* 2,192,119
1,882 Stantec, Inc. (Industrials) 163,004
9,461 Sun Life Financial, Inc.
(Financials) 582,262
20,931 Suncor Energy, Inc. (Energy)
(a)
832,815

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Canada – (continued)
16,943 TC Energy Corp. (Energy) $ 826,004
7,610 Teck Resources Ltd., Class B
(Materials) 355,295
23,855 TELUS Corp. (Communication
Services) 371,417
1,288 TFI International, Inc.
(Industrials) 196,095
2,354 Thomson Reuters Corp.
(Industrials) 384,064
28,721 Toronto-Dominion Bank (The)
(Financials) 1,625,229
5,692 Tourmaline Oil Corp. (Energy) 268,634
909 West Fraser Timber Co. Ltd.
(Materials) 89,280
2,061 WSP Global, Inc. (Industrials) 366,480
35,285,746
Chile – 0.2%
5,440 Antofagasta PLC (Materials) 117,720
727,109 Banco de Chile (Financials) 82,784
1,473 Banco de Credito e Inversiones
SA (Financials) 41,900
1,027,617 Banco Santander Chile
(Financials) 48,841
21,127 Cencosud SA (Consumer
Staples) 44,364
235,561 Cia Sud Americana de Vapores
SA (Industrials) 12,595
19,320 Empresas CMPC SA
(Materials) 30,378
6,905 Empresas Copec SA (Consumer
Discretionary) 42,799
316,033 Enel Americas SA (Utilities) 29,293
403,063 Enel Chile SA (Utilities) 22,130
19,601 Falabella SA (Consumer
Discretionary)* 66,257
3,606,330 Latam Airlines Group SA
(Industrials) 49,870
10,880 Lundin Mining Corp.
(Materials) 106,768
695,699
China – 8.2%
6,551 360 Security Technology,
Inc., Class A (Information
Technology) 12,107
2,084 37 Interactive Entertainment
Network Technology Group Co.
Ltd., Class A (Communication
Services) 4,846
198 3peak, Inc., Class A
(Information Technology)* 2,920
11,580 AAC Technologies Holdings,
Inc. (Information Technology) 52,085
695 Accelink Technologies Co.
Ltd., Class A (Information
Technology) 4,040
230 ACM Research Shanghai,
Inc., Class A (Information
Technology) 3,679
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
571 Advanced Micro-Fabrication
Equipment Inc China, Class A
(Information Technology) $ 17,483
1,191 AECC Aero-Engine Control Co.
Ltd., Class A (Industrials) 3,632
2,481 AECC Aviation Power Co. Ltd.,
Class A (Industrials) 14,330
89,726 Agricultural Bank of China
Ltd., Class A (Financials) 59,524
504,041 Agricultural Bank of China
Ltd., Class H (Financials) 251,323
9,330 Aier Eye Hospital Group Co.
Ltd., Class A (Health Care) 18,890
595 AIMA Technology Group
Co. Ltd., Class A (Consumer
Discretionary) 3,044
7,047 Air China Ltd., Class A
(Industrials)*
(a)
8,047
26,591 Air China Ltd., Class H
(Industrials)* 17,188
2,825 Airtac International Group
(Industrials) 68,705
1,687 Aisino Corp., Class A
(Information Technology) 2,320
6,009 Akeso, Inc. (Health Care)*
(a)(b)
56,449
264,428 Alibaba Group Holding Ltd.
(Consumer Discretionary) 2,842,544
83,650 Alibaba Health Information
Technology Ltd. (Consumer
Staples)* 39,237
12,308 Aluminum Corp. of China Ltd.,
Class A (Materials) 12,765
62,560 Aluminum Corp. of China Ltd.,
Class H (Materials) 37,143
384 Amlogic Shanghai Co.
Ltd., Class A (Information
Technology)* 3,643
5,955 Angang Steel Co. Ltd., Class A
(Materials)* 1,988
22,012 Angang Steel Co. Ltd., Class H
(Materials)* 3,989
794 Angel Yeast Co. Ltd., Class A
(Consumer Staples) 3,777
3,672 Anhui Conch Cement Co. Ltd.,
Class A (Materials) 12,995
19,657 Anhui Conch Cement Co. Ltd.,
Class H (Materials) 51,280
1,390 Anhui Gujing Distillery Co.
Ltd., Class A (Consumer
Staples) 36,354
1,985 Anhui Jianghuai Automobile
Group Corp. Ltd., Class A
(Consumer Discretionary) 9,612
595 Anhui Kouzi Distillery Co. Ltd.,
Class A (Consumer Staples) 3,328
595 Anhui Yingjia Distillery Co.
Ltd., Class A (Consumer
Staples) 5,058

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
298 Anjoy Foods Group Co. Ltd.,
Class A (Consumer Staples) $ 3,608
387 Anker Innovations Technology
Co. Ltd., Class A (Information
Technology) 4,377
21,274 ANTA Sports Products Ltd.
(Consumer Discretionary) 210,237
1,092 Apeloa Pharmaceutical Co.
Ltd., Class A (Health Care) 2,503
893 Asia - Potash International
Investment Guangzhou Co. Ltd.,
Class A (Materials)* 2,569
389 ASR Microelectronics Co.
Ltd., Class A (Information
Technology)* 2,097
298 Asymchem Laboratories Tianjin
Co. Ltd., Class A (Health Care) 3,448
430 Asymchem Laboratories Tianjin
Co. Ltd., Class H (Health
Care)
(b)
2,843
1,027 Atour Lifestyle Holdings Ltd.
ADR (Consumer Discretionary) 25,829
496 Autobio Diagnostics Co. Ltd.,
Class A (Health Care) 3,179
1,113 Autohome, Inc. ADR
(Communication Services) 30,619
1,787 Avary Holding Shenzhen Co.
Ltd., Class A (Information
Technology) 8,271
8,238 AVIC Industry-Finance
Holdings Co. Ltd., Class A
(Financials) 4,636
36,575 AviChina Industry &
Technology Co. Ltd., Class H
(Industrials) 17,767
595 AVICOPTER PLC, Class A
(Industrials) 3,371
5,161 BAIC BluePark New Energy
Technology Co. Ltd., Class A
(Consumer Discretionary)* 6,506
36,500 Baidu, Inc., Class A
(Communication Services)* 381,344
5,558 Baiyin Nonferrous Group Co.
Ltd., Class A (Materials) 2,346
19,752 Bank of Beijing Co. Ltd., Class
A (Financials) 15,582
3,672 Bank of Changsha Co. Ltd.,
Class A (Financials) 4,330
3,474 Bank of Chengdu Co. Ltd.,
Class A (Financials) 7,628
41,389 Bank of China Ltd., Class A
(Financials) 28,599
1,366,442 Bank of China Ltd., Class H
(Financials) 633,917
1,390 Bank of Chongqing Co. Ltd.,
Class A (Financials) 1,699
39,106 Bank of Communications Co.
Ltd., Class A (Financials) 39,534
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
120,826 Bank of Communications Co.
Ltd., Class H (Financials) $ 87,263
3,375 Bank of Guiyang Co. Ltd.,
Class A (Financials) 2,811
5,459 Bank of Hangzhou Co. Ltd.,
Class A (Financials) 10,654
15,881 Bank of Jiangsu Co. Ltd., Class
A (Financials) 19,822
9,628 Bank of Nanjing Co. Ltd., Class
A (Financials) 14,036
6,551 Bank of Ningbo Co. Ltd., Class
A (Financials) 22,290
13,201 Bank of Shanghai Co. Ltd.,
Class A (Financials) 14,930
3,375 Bank of Suzhou Co. Ltd., Class
A (Financials) 3,687
6,551 Bank of Zhengzhou Co. Ltd.,
Class A (Financials)* 1,915
21,042 Baoshan Iron & Steel Co. Ltd.,
Class A (Materials) 19,212
7,841 BBMG Corp., Class A
(Materials) 2,033
10,984 BeiGene Ltd. (Health Care)* 181,807
198 BeiGene Ltd., Class A (Health
Care)* 4,953
6,849 Beijing Capital Eco-
Environment Protection Group
Co. Ltd., Class A (Utilities) 3,098
397 Beijing Compass Technology
Development Co. Ltd., Class A
(Financials)* 5,459
3,871 Beijing Dabeinong Technology
Group Co. Ltd., Class A
(Consumer Staples)* 2,445
496 Beijing Easpring Material
Technology Co. Ltd., Class A
(Industrials) 3,138
595 Beijing E-Hualu Information
Technology Co. Ltd., Class A
(Information Technology)* 2,212
2,680 Beijing Enlight Media Co.
Ltd., Class A (Communication
Services) 3,264
7,873 Beijing Enterprises Holdings
Ltd. (Utilities) 24,737
61,408 Beijing Enterprises Water
Group Ltd. (Utilities) 16,809
198 Beijing Huafeng Test & Control
Technology Co. Ltd., Class A
(Information Technology) 3,157
4,367 Beijing Jingneng Power Co.
Ltd., Class A (Utilities) 2,180
426 Beijing Kingsoft Office
Software, Inc., Class A
(Information Technology) 17,317
1,588 Beijing New Building Materials
PLC, Class A (Industrials) 6,246

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,382 Beijing Oriental Yuhong
Waterproof Technology Co.
Ltd., Class A (Materials) $ 4,478
3,375 Beijing Originwater Technology
Co. Ltd., Class A (Industrials) 2,728
277 Beijing Roborock Technology
Co. Ltd., Class A (Consumer
Discretionary) 8,195
1,787 Beijing Shiji Information
Technology Co. Ltd., Class A
(Information Technology) 1,893
3,375 Beijing Shougang Co. Ltd.,
Class A (Materials) 1,480
1,787 Beijing Tiantan Biological
Products Corp. Ltd., Class A
(Health Care) 5,296
1,290 Beijing Tongrentang Co. Ltd.,
Class A (Health Care) 7,252
1,787 Beijing Ultrapower Software
Co. Ltd., Class A (Information
Technology) 2,980
695 Beijing United Information
Technology Co. Ltd., Class A
(Industrials) 2,537
695 Beijing Wantai Biological
Pharmacy Enterprise Co. Ltd.,
Class A (Health Care) 6,992
2,581 Beijing Yanjing Brewery Co.
Ltd., Class A (Consumer
Staples) 3,695
40,794 Beijing-Shanghai High Speed
Railway Co. Ltd., Class A
(Industrials) 32,239
7,444 Beiqi Foton Motor Co.
Ltd., Class A (Consumer
Discretionary)* 2,639
556 Bethel Automotive Safety
Systems Co. Ltd., Class A
(Consumer Discretionary) 3,329
397 Betta Pharmaceuticals Co. Ltd.,
Class A (Health Care) 3,031
397 BGI Genomics Co. Ltd., Class
A (Health Care) 2,498
4,684 Bilibili, Inc., Class Z
(Communication Services)* 89,689
429 Bloomage Biotechnology Corp.
Ltd., Class A (Health Care) 3,500
2,283 Bluefocus Intelligent
Communications Group Co.
Ltd., Class A (Communication
Services) 3,451
1,092 Bluestar Adisseo Co., Class A
(Materials) 1,627
3,459 BOC Aviation Ltd.
(Industrials)
(b)
26,737
59,623 BOC Hong Kong Holdings Ltd.
(Financials) 183,124
2,581 BOC International China Co.
Ltd., Class A (Financials) 4,122
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
37,320 BOE Technology Group Co.
Ltd., Class A (Information
Technology) $ 22,133
48,387 Brilliance China Automotive
Holdings Ltd. (Consumer
Discretionary) 17,846
993 BTG Hotels Group Co.
Ltd., Class A (Consumer
Discretionary) 1,972
28,122 Budweiser Brewing Co. APAC
Ltd. (Consumer Staples)
(b)
26,743
1,787 BYD Co. Ltd., Class A
(Consumer Discretionary) 67,735
17,080 BYD Co. Ltd., Class H
(Consumer Discretionary) 556,636
12,489 BYD Electronic International
Co. Ltd. (Information
Technology) 55,451
1,588 By-health Co. Ltd., Class A
(Consumer Staples) 2,742
8,409 C&D International Investment
Group Ltd. (Real Estate)
(a)
13,897
2,481 Caida Securities Co. Ltd., Class
A (Financials) 2,587
4,268 Caitong Securities Co. Ltd.,
Class A (Financials) 4,950
372 Cambricon Technologies Corp.
Ltd., Class A (Information
Technology)* 28,783
794 Canmax Technologies Co. Ltd.,
Class A (Materials) 3,072
542 Cathay Biotech, Inc., Class A
(Materials) 3,339
3,672 CECEP Solar Energy Co. Ltd.,
Class A (Utilities) 2,522
5,955 CECEP Wind-Power Corp.,
Class A (Utilities) 2,620
794 CETC Cyberspace Security
Technology Co. Ltd., Class A
(Information Technology) 1,968
14,293 CGN Power Co. Ltd., Class A
(Utilities) 7,708
176,015 CGN Power Co. Ltd., Class H
(Utilities)
(b)
58,358
397 Changchun High-Tech Industry
Group Co. Ltd., Class A (Health
Care) 5,871
5,062 Changjiang Securities Co. Ltd.,
Class A (Financials) 4,873
298 Changzhou Xingyu Automotive
Lighting Systems Co.
Ltd., Class A (Consumer
Discretionary) 5,530
1,787 Chaozhou Three-Circle Group
Co. Ltd., Class A (Information
Technology) 9,008
794 Chengxin Lithium Group Co.
Ltd., Class A (Materials) 1,730

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,489 Chifeng Jilong Gold Mining Co.
Ltd., Class A (Materials) $ 3,483
893 China Automotive Engineering
Research Institute Co.
Ltd., Class A (Consumer
Discretionary) 2,191
2,382 China Baoan Group Co. Ltd.,
Class A (Industrials) 3,239
139,603 China Cinda Asset Management
Co. Ltd., Class H (Financials) 22,605
4,863 China CITIC Bank Corp. Ltd.,
Class A (Financials) 4,554
146,151 China CITIC Bank Corp. Ltd.,
Class H (Financials) 93,157
206,000 China CITIC Financial Asset
Management Co., Ltd., Class H
(Financials)*
(b)
16,943
3,573 China Coal Energy Co. Ltd.,
Class A (Energy) 6,140
34,794 China Coal Energy Co. Ltd.,
Class H (Energy) 41,271
37,056 China Communications
Services Corp. Ltd., Class H
(Industrials) 19,429
8,933 China Construction Bank Corp.,
Class A (Financials) 9,832
1,538,723 China Construction Bank Corp.,
Class H (Financials) 1,156,778
4,169 China CSSC Holdings Ltd.,
Class A (Industrials) 20,309
9,826 China Eastern Airlines Corp.
Ltd., Class A (Industrials)* 5,529
31,705 China Eastern Airlines Corp.
Ltd., Class H (Industrials)* 10,104
30,372 China Energy Engineering
Corp. Ltd., Class A (Industrials) 9,802
95,353 China Energy Engineering
Corp. Ltd., Class H (Industrials) 12,009
3,275 China Enterprise Co. Ltd., Class
A (Real Estate) 1,360
43,374 China Everbright Bank Co. Ltd.,
Class A (Financials) 21,536
121,294 China Everbright Bank Co. Ltd.,
Class H (Financials) 42,086
54,601 China Everbright Environment
Group Ltd. (Industrials) 24,629
55,270 China Feihe Ltd. (Consumer
Staples)
(b)
40,698
1,687 China Film Co. Ltd., Class A
(Communication Services) 2,773
6,352 China First Heavy Industries
Co. Ltd., Class A (Industrials)* 2,733
4,169 China Galaxy Securities Co.
Ltd., Class A (Financials) 8,964
57,251 China Galaxy Securities Co.
Ltd., Class H (Financials) 51,869
44,802 China Gas Holdings Ltd.
(Utilities) 37,078
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,573 China Great Wall Securities Co.
Ltd., Class A (Financials) $ 4,302
2,978 China Greatwall Technology
Group Co. Ltd., Class A
(Information Technology)* 6,908
1,290 China Green Electricity
Investment of Tianjin Co. Ltd.,
Class A (Real Estate) 1,660
39,548 China Hongqiao Group Ltd.
(Materials) 57,633
1,489 China International Capital
Corp. Ltd., Class A (Financials) 7,303
24,670 China International Capital
Corp. Ltd., Class H
(Financials)
(b)
42,926
2,084 China International Marine
Containers Group Co. Ltd.,
Class A (Industrials) 2,337
3,672 China Jushi Co. Ltd., Class A
(Materials) 5,748
1,985 China Life Insurance Co. Ltd.,
Class A (Financials) 11,526
123,641 China Life Insurance Co. Ltd.,
Class H (Financials) 233,886
6,157 China Literature Ltd.
(Communication Services)*
(b)
22,392
55,497 China Longyuan Power Group
Corp. Ltd., Class H (Utilities) 45,715
20,554 China Medical System Holdings
Ltd. (Health Care) 20,682
49,402 China Mengniu Dairy Co. Ltd.
(Consumer Staples) 107,799
20,546 China Merchants Bank Co. Ltd.,
Class A (Financials) 102,977
62,879 China Merchants Bank Co. Ltd.,
Class H (Financials) 284,838
7,543 China Merchants Energy
Shipping Co. Ltd., Class A
(Energy) 6,564
2,283 China Merchants Expressway
Network & Technology
Holdings Co. Ltd., Class A
(Industrials) 3,744
20,619 China Merchants Port Holdings
Co. Ltd. (Industrials) 32,592
6,849 China Merchants Securities Co.
Ltd., Class A (Financials) 18,099
7,075 China Merchants Securities Co.
Ltd., Class H (Financials)
(b)
13,493
7,146 China Merchants Shekou
Industrial Zone Holdings Co.
Ltd., Class A (Real Estate) 11,610
33,151 China Minsheng Banking Corp.
Ltd., Class A (Financials) 18,106
114,834 China Minsheng Banking Corp.
Ltd., Class H (Financials) 44,714
70,712 China National Building
Material Co. Ltd., Class H
(Materials) 30,169

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
5,657 China National Chemical
Engineering Co. Ltd., Class A
(Industrials) $ 6,359
695 China National Medicines Corp.
Ltd., Class A (Health Care) 3,279
17,667 China National Nuclear Power
Co. Ltd., Class A (Utilities) 22,977
794 China National Software &
Service Co. Ltd., Class A
(Information Technology)* 6,073
22,000 China Nonferrous Mining Corp.
Ltd. (Materials) 14,306
3,375 China Northern Rare Earth
Group High-Tech Co. Ltd.,
Class A (Materials) 10,636
1,290 China Oilfield Services Ltd.,
Class A (Energy) 2,644
30,095 China Oilfield Services Ltd.,
Class H (Energy) 26,028
61,649 China Overseas Land &
Investment Ltd. (Real Estate) 105,686
19,897 China Overseas Property
Holdings Ltd. (Real Estate) 13,296
6,849 China Pacific Insurance Group
Co. Ltd., Class A (Financials) 32,022
41,978 China Pacific Insurance Group
Co. Ltd., Class H (Financials) 131,897
31,265 China Petroleum & Chemical
Corp., Class A (Energy) 27,425
398,989 China Petroleum & Chemical
Corp., Class H (Energy) 213,299
4,764 China Petroleum Engineering
Corp., Class A (Energy) 2,418
80,140 China Power International
Development Ltd. (Utilities) 30,484
4,584 China Railway Construction
Heavy Industry Corp. Ltd.,
Class A (Industrials) 3,009
19,156 China Railway Group Ltd.,
Class A (Industrials) 16,935
67,210 China Railway Group Ltd.,
Class H (Industrials) 32,303
5,685 China Railway Signal &
Communication Corp.
Ltd., Class A (Information
Technology) 4,987
26,868 China Railway Signal &
Communication Corp.
Ltd., Class H (Information
Technology)
(b)
10,669
893 China Rare Earth Resources
And Technology Co. Ltd., Class
A (Materials) 3,806
110,000 China Reinsurance Group
Corp., Class H (Financials) 11,733
25,922 China Resources Beer Holdings
Co. Ltd. (Consumer Staples) 87,278
14,818 China Resources Gas Group
Ltd. (Utilities) 52,938
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
47,927 China Resources Land Ltd.
(Real Estate) $ 141,658
1,229 China Resources
Microelectronics Ltd., Class A
(Information Technology) 8,536
9,967 China Resources Mixc Lifestyle
Services Ltd. (Real Estate)
(b)
37,465
25,779 China Resources
Pharmaceutical Group Ltd.
(Health Care)
(b)
17,392
29,623 China Resources Power
Holdings Co. Ltd. (Utilities) 67,685
1,161 China Resources Sanjiu
Medical & Pharmaceutical Co.
Ltd., Class A (Health Care) 7,223
106,893 China Ruyi Holdings Ltd.
(Communication Services)*
(a)
28,160
397 China Science Publishing
& Media Ltd., Class A
(Communication Services) 1,254
6,452 China Shenhua Energy Co. Ltd.,
Class A (Energy) 35,559
56,119 China Shenhua Energy Co. Ltd.,
Class H (Energy) 232,220
1,687 China South Publishing &
Media Group Co. Ltd., Class A
(Communication Services) 2,953
10,422 China Southern Airlines Co.
Ltd., Class A (Industrials)* 9,717
26,897 China Southern Airlines Co.
Ltd., Class H (Industrials)* 13,169
2,680 China Southern Power Grid
Energy Efficiency & Clean
Energy Co. Ltd., Class A
(Industrials) 1,685
1,489 China Southern Power Grid
Energy Storage Co. Ltd., Class
A (Utilities) 2,125
41,786 China State Construction
Engineering Corp. Ltd., Class A
(Industrials) 34,463
29,455 China State Construction
International Holdings Ltd.
(Industrials) 41,032
893 China Suntien Green Energy
Corp. Ltd., Class A (Energy) 956
28,681 China Suntien Green Energy
Corp. Ltd., Class H (Energy) 12,495
23,142 China Taiping Insurance
Holdings Co. Ltd. (Financials) 36,520
28,585 China Three Gorges Renewables
Group Co. Ltd., Class A
(Utilities) 17,977
1,985 China Tourism Group Duty Free
Corp. Ltd., Class A (Consumer
Discretionary) 19,041
1,390 China Tourism Group Duty Free
Corp. Ltd., Class H (Consumer
Discretionary)
(b)
9,226

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
720,916 China Tower Corp. Ltd., Class
H (Communication Services)
(b)
$ 94,497
56,244 China Traditional Chinese
Medicine Holdings Co. Ltd.
(Health Care)* 15,974
31,662 China United Network
Communications Ltd., Class A
(Communication Services) 22,489
9,032 China Vanke Co. Ltd., Class A
(Real Estate)* 10,713
36,664 China Vanke Co. Ltd., Class H
(Real Estate)* 30,249
4,764 China XD Electric Co. Ltd.,
Class A (Industrials) 4,967
23,325 China Yangtze Power Co. Ltd.,
Class A (Utilities) 87,888
496 China Zhenhua Group Science
& Technology Co. Ltd., Class A
(Information Technology) 3,165
20,049 China Zheshang Bank Co. Ltd.,
Class A (Financials) 8,019
39,407 China Zheshang Bank Co. Ltd.,
Class H (Financials) 10,888
794 Chinalin Securities Co. Ltd.,
Class A (Financials) 1,633
496 Chongqing Brewery Co. Ltd.,
Class A (Consumer Staples) 4,232
13,598 Chongqing Changan
Automobile Co. Ltd., Class A
(Consumer Discretionary) 25,900
8,238 Chongqing Rural Commercial
Bank Co. Ltd., Class A
(Financials) 6,385
36,854 Chongqing Rural Commercial
Bank Co. Ltd., Class H
(Financials) 20,223
496 Chongqing Taiji Industry Group
Co. Ltd., Class A (Health Care) 1,753
1,687 Chongqing Water Group Co.
Ltd., Class A (Utilities) 1,154
2,382 Chongqing Zhifei Biological
Products Co. Ltd., Class A
(Health Care) 9,655
29,009 Chow Tai Fook Jewellery Group
Ltd. (Consumer Discretionary) 26,580
1,390 CIMC Vehicles Group Co. Ltd.,
Class A (Industrials) 1,890
105,708 CITIC Ltd. (Industrials) 117,234
1,687 Citic Pacific Special Steel
Group Co. Ltd., Class A
(Materials) 2,748
12,208 CITIC Securities Co. Ltd., Class
A (Financials) 51,774
32,176 CITIC Securities Co. Ltd., Class
H (Financials) 91,175
16,476 CMOC Group Ltd., Class A
(Materials) 16,543
60,327 CMOC Group Ltd., Class H
(Materials) 44,810
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
834 CNGR Advanced Material Co.
Ltd., Class A (Industrials) $ 4,599
5,657 CNOOC Energy Technology &
Services Ltd., Class A (Energy) 3,175
5,062 CNPC Capital Co. Ltd., Class A
(Financials) 5,208
4,367 Contemporary Amperex
Technology Co. Ltd., Class A
(Industrials) 157,344
9,231 COSCO SHIPPING
Development Co. Ltd., Class A
(Industrials) 3,323
3,176 COSCO SHIPPING Energy
Transportation Co. Ltd., Class
A (Energy) 5,484
21,531 COSCO SHIPPING Energy
Transportation Co. Ltd., Class
H (Energy) 16,408
12,804 COSCO SHIPPING Holdings
Co. Ltd., Class A (Industrials) 23,999
46,385 COSCO SHIPPING Holdings
Co. Ltd., Class H (Industrials) 64,855
219,258 Country Garden Holdings Co.
Ltd. (Real Estate)*
(c)
—
35,802 Country Garden Services
Holdings Co. Ltd. (Real Estate) 25,995
22,729 CRRC Corp. Ltd., Class A
(Industrials) 24,859
72,632 CRRC Corp. Ltd., Class H
(Industrials) 42,469
2,779 CSC Financial Co. Ltd., Class A
(Financials) 10,452
14,182 CSC Financial Co. Ltd., Class H
(Financials)
(b)
19,027
1,072 CSPC Innovation
Pharmaceutical Co. Ltd., Class
A (Health Care) 4,215
138,664 CSPC Pharmaceutical Group
Ltd. (Health Care) 90,345
1,290 CSSC Science & Technology
Co. Ltd., Class A (Industrials) 2,377
14,094 Daqin Railway Co. Ltd., Class
A (Industrials) 13,238
1,092 DaShenLin Pharmaceutical
Group Co. Ltd., Class A
(Consumer Staples) 2,346
8,040 Datang International Power
Generation Co. Ltd., Class A
(Utilities) 3,127
44,210 Datang International Power
Generation Co. Ltd., Class H
(Utilities) 8,011
2,978 DHC Software Co. Ltd., Class
A (Information Technology) 3,171
992 Do-Fluoride New Materials Co.
Ltd., Class A (Materials) 1,813
595 Dong-E-E-Jiao Co. Ltd., Class
A (Health Care) 4,754

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,581 Dongfang Electric Corp. Ltd.,
Class A (Industrials) $ 5,404
5,304 Dongfang Electric Corp. Ltd.,
Class H (Industrials) 6,373
43,219 Dongfeng Motor Group Co.
Ltd., Class H (Consumer
Discretionary) 19,439
397 Dongguan Yiheda Automation
Co. Ltd., Class A (Industrials) 1,363
2,978 Dongxing Securities Co. Ltd.,
Class A (Financials) 4,674
7,592 East Buy Holding Ltd.
(Consumer Staples)*
(b)
14,361
15,781 East Money Information Co.
Ltd., Class A (Financials) 59,332
257 Eastroc Beverage Group Co.
Ltd., Class A (Consumer
Staples) 7,579
5,161 Easyhome New Retail Group
Co. Ltd., Class A (Consumer
Discretionary) 2,157
496 Ecovacs Robotics Co.
Ltd., Class A (Consumer
Discretionary) 3,509
496 Empyrean Technology Co.
Ltd., Class A (Information
Technology) 8,615
12,661 ENN Energy Holdings Ltd.
(Utilities) 85,014
2,184 ENN Natural Gas Co. Ltd.,
Class A (Utilities) 5,509
695 Eoptolink Technology, Inc.
Ltd., Class A (Information
Technology) 11,018
45,981 ESR Group Ltd. (Real Estate)
(b)
67,599
1,886 Eve Energy Co. Ltd., Class A
(Industrials) 12,662
3,573 Everbright Securities Co. Ltd.,
Class A (Financials) 9,703
9,517 Everdisplay Optronics Shanghai
Co. Ltd., Class A (Information
Technology)* 3,203
3,672 Fangda Carbon New Material
Co. Ltd., Class A (Industrials) 2,618
20,865 Far East Horizon Ltd.
(Financials) 14,077
1,132 Farasis Energy Gan Zhou Co.
Ltd., Class A (Industrials)* 1,841
2,283 FAW Jiefang Group Co. Ltd.,
Class A (Industrials) 2,661
1,092 Fiberhome Telecommunication
Technologies Co. Ltd., Class A
(Information Technology) 2,746
3,871 First Capital Securities Co. Ltd.,
Class A (Financials) 4,762
1,489 Flat Glass Group Co. Ltd., Class
A (Information Technology) 5,237
6,572 Flat Glass Group Co. Ltd., Class
H (Information Technology)
(a)
11,706
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
13,399 Focus Media Information
Technology Co. Ltd., Class A
(Communication Services) $ 12,751
4,268 Foshan Haitian Flavouring
& Food Co. Ltd., Class A
(Consumer Staples) 26,571
32,526 Fosun International Ltd.
(Industrials) 17,639
7,742 Founder Securities Co. Ltd.,
Class A (Financials) 9,151
10,422 Foxconn Industrial Internet
Co. Ltd., Class A (Information
Technology) 31,896
2,084 Fujian Funeng Co. Ltd., Class A
(Utilities) 2,719
556 Fujian Kuncai Material
Technology Co. Ltd., Class A
(Materials) 1,738
1,191 Fujian Sunner Development
Co. Ltd., Class A (Consumer
Staples) 2,300
13,183 Full Truck Alliance Co. Ltd.
ADR (Industrials) 131,962
1,886 Fuyao Glass Industry Group
Co. Ltd., Class A (Consumer
Discretionary) 14,567
10,081 Fuyao Glass Industry Group
Co. Ltd., Class H (Consumer
Discretionary)
(b)
67,819
1,696 GalaxyCore, Inc., Class A
(Information Technology) 3,738
496 Gan & Lee Pharmaceuticals Co.
Ltd., Class A (Health Care) 3,187
1,489 Ganfeng Lithium Group Co.
Ltd., Class A (Materials) 8,635
6,756 Ganfeng Lithium Group Co.
Ltd., Class H (Materials)
(a)(b)
21,835
99 G-bits Network Technology
Xiamen Co. Ltd., Class A
(Communication Services) 2,830
16,675 GD Power Development Co.
Ltd., Class A (Utilities) 10,510
15,800 GDS Holdings Ltd., Class A
(Information Technology)* 38,741
95,652 Geely Automobile Holdings
Ltd. (Consumer Discretionary) 170,369
4,764 GEM Co. Ltd., Class A
(Industrials) 4,560
4,169 Gemdale Corp., Class A (Real
Estate) 3,341
19,010 Genscript Biotech Corp. (Health
Care)*
(a)
26,335
5,459 GF Securities Co. Ltd., Class A
(Financials) 12,378
16,840 GF Securities Co. Ltd., Class H
(Financials)
(a)
23,242
6,204 Giant Biogene Holding Co. Ltd.
(Consumer Staples)
(b)
39,864

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,886 Giant Network Group Co.
Ltd., Class A (Communication
Services) $ 3,465
695 GigaDevice Semiconductor,
Inc., Class A (Information
Technology)* 8,222
397 Ginlong Technologies Co. Ltd.,
Class A (Industrials) 3,716
1,290 Glodon Co. Ltd., Class A
(Information Technology) 2,286
3,176 GoerTek, Inc., Class A
(Information Technology) 11,161
3,176 Goldwind Science &
Technology Co. Ltd., Class A
(Industrials) 4,888
12,065 Goldwind Science &
Technology Co. Ltd., Class H
(Industrials) 11,442
576 Goneo Group Co. Ltd., Class A
(Industrials) 5,652
278 GoodWe Technologies Co. Ltd.,
Class A (Industrials) 1,839
1,687 Gotion High-tech Co. Ltd.,
Class A (Industrials) 5,400
2,581 Great Wall Motor Co.
Ltd., Class A (Consumer
Discretionary) 9,319
38,527 Great Wall Motor Co.
Ltd., Class H (Consumer
Discretionary) 61,888
5,657 Gree Electric Appliances, Inc.
of Zhuhai, Class A (Consumer
Discretionary) 32,831
9,925 Greenland Holdings Corp. Ltd.,
Class A (Real Estate)* 3,176
16,208 Greentown China Holdings Ltd.
(Real Estate) 19,829
2,283 GRG Banking Equipment Co.
Ltd., Class A (Information
Technology) 4,112
2,283 Guangdong Construction
Engineering Group Co. Ltd.,
Class A (Industrials) 1,203
2,084 Guangdong Electric Power
Development Co. Ltd., Class A
(Utilities) 1,337
1,687 Guangdong Haid Group Co.
Ltd., Class A (Consumer
Staples) 10,796
47,266 Guangdong Investment Ltd.
(Utilities) 29,642
6,055 Guanghui Energy Co. Ltd.,
Class A (Energy) 6,013
2,978 Guangzhou Automobile Group
Co. Ltd., Class A (Consumer
Discretionary) 3,631
46,482 Guangzhou Automobile Group
Co. Ltd., Class H (Consumer
Discretionary)
(a)
17,801
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,184 Guangzhou Baiyun
International Airport Co. Ltd.,
Class A (Industrials) $ 2,928
1,290 Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class A (Health Care) 5,161
3,429 Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class H (Health Care) 7,976
2,481 Guangzhou Development
Group, Inc., Class A (Energy) 2,279
2,184 Guangzhou Haige
Communications Group, Inc.
Co., Class A (Information
Technology) 3,856
397 Guangzhou Kingmed
Diagnostics Group Co. Ltd.,
Class A (Health Care) 1,765
3,375 Guangzhou Port Co. Ltd., Class
A (Industrials) 1,615
695 Guangzhou Shiyuan Electronic
Technology Co. Ltd., Class A
(Information Technology) 3,681
1,787 Guangzhou Tinci Materials
Technology Co. Ltd., Class A
(Materials) 6,085
3,275 Guangzhou Yuexiu Capital
Holdings Group Co. Ltd., Class
A (Financials) 3,424
2,184 Guolian Securities Co. Ltd.,
Class A (Financials) 3,687
6,490 Guolian Securities Co. Ltd.,
Class H (Financials) 3,645
4,863 Guosen Securities Co. Ltd.,
Class A (Financials) 7,706
4,069 Guoyuan Securities Co. Ltd.,
Class A (Financials) 4,759
3,160 H World Group Ltd. ADR
(Consumer Discretionary) 101,657
28,062 Haidilao International Holding
Ltd. (Consumer Discretionary)
(b)
55,969
5,856 Haier Smart Home Co.
Ltd., Class A (Consumer
Discretionary) 22,881
38,577 Haier Smart Home Co.
Ltd., Class H (Consumer
Discretionary) 131,126
40,099 Hainan Airlines Holding Co.
Ltd., Class A (Industrials)* 9,623
10,620 Hainan Airport Infrastructure
Co. Ltd., Class A (Real Estate)* 5,624
496 Haisco Pharmaceutical Group
Co. Ltd., Class A (Health Care) 2,693
10,368 Haitian International Holdings
Ltd. (Industrials) 26,408
993 Han’s Laser Technology
Industry Group Co. Ltd., Class
A (Industrials) 3,607

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,251 Hangcha Group Co. Ltd., Class
A (Industrials) $ 2,992
595 Hangjin Technology Co. Ltd.,
Class A (Materials) 1,598
2,878 Hangzhou Binjiang Real Estate
Group Co. Ltd., Class A (Real
Estate) 3,759
595 Hangzhou Chang Chuan
Technology Co. Ltd., Class A
(Information Technology) 3,750
2,362 Hangzhou First Applied
Material Co. Ltd., Class A
(Information Technology) 5,691
1,092 Hangzhou GreatStar Industrial
Co., Ltd., Class A (Consumer
Discretionary) 4,202
595 Hangzhou Lion
Microelectronics Co. Ltd., Class
A (Information Technology) 2,183
893 Hangzhou Oxygen Plant Group
Co. Ltd., Class A (Materials) 2,937
893 Hangzhou Robam Appliances
Co. Ltd., Class A (Consumer
Discretionary) 2,791
1,290 Hangzhou Silan
Microelectronics Co. Ltd., Class
A (Information Technology)* 4,925
695 Hangzhou Tigermed Consulting
Co. Ltd., Class A (Health Care) 6,198
1,921 Hangzhou Tigermed Consulting
Co. Ltd., Class H (Health
Care)
(b)
8,319
17,854 Hansoh Pharmaceutical Group
Co. Ltd. (Health Care)
(b)
44,282
595 Haohua Chemical Science &
Technology Co. Ltd., Class A
(Materials) 2,489
893 Hebei Hengshui Laobaigan
Liquor Co. Ltd., Class A
(Consumer Staples) 2,650
278 Hebei Sinopack Electronic
Technology Co. Ltd., Class A
(Information Technology) 2,162
1,092 Hebei Yangyuan Zhihui
Beverage Co. Ltd., Class A
(Consumer Staples) 3,229
794 Hefei Meiya Optoelectronic
Technology, Inc., Class A
(Industrials) 1,615
1,687 Heilongjiang Agriculture
Co. Ltd., Class A (Consumer
Staples) 3,430
2,084 Henan Shenhuo Coal Industry
& Electricity Power Co. Ltd.,
Class A (Materials) 4,642
2,779 Henan Shuanghui Investment &
Development Co. Ltd., Class A
(Consumer Staples) 9,394
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
9,711 Hengan International Group Co.
Ltd. (Consumer Staples) $ 27,767
1,489 Hengdian Group DMEGC
Magnetics Co. Ltd., Class A
(Information Technology) 2,764
5,062 Hengli Petrochemical Co. Ltd.,
Class A (Materials) 10,025
2,283 Hengtong Optic-electric Co.
Ltd., Class A (Information
Technology) 5,561
3,375 Hengyi Petrochemical Co. Ltd.,
Class A (Materials) 2,895
9,628 Hesteel Co. Ltd., Class A
(Materials) 2,948
893 Hisense Home Appliances
Group Co. Ltd., Class A
(Consumer Discretionary) 3,330
5,193 Hisense Home Appliances
Group Co. Ltd., Class H
(Consumer Discretionary) 14,648
1,191 Hisense Visual Technology
Co. Ltd., Class A (Consumer
Discretionary) 3,164
496 Hithink RoyalFlush Information
Network Co. Ltd., Class A
(Financials) 22,963
3,474 HLA Group Corp. Ltd., Class A
(Consumer Discretionary) 2,942
2,084 Hongta Securities Co. Ltd.,
Class A (Financials) 2,437
595 Hoshine Silicon Industry Co.
Ltd., Class A (Materials) 4,850
13,289 Hua Hong Semiconductor Ltd.
(Information Technology)
(a)(b)
35,094
4,367 Huaan Securities Co. Ltd., Class
A (Financials) 3,764
8,000 Huadian Power International
Corp. Ltd., Class A (Utilities) 5,815
25,438 Huadian Power International
Corp. Ltd., Class H (Utilities) 11,311
1,588 Huadong Medicine Co. Ltd.,
Class A (Health Care) 8,537
4,566 Huafon Chemical Co. Ltd.,
Class A (Materials) 5,227
893 Huagong Tech Co. Ltd., Class A
(Information Technology) 4,398
2,283 Huaibei Mining Holdings Co.
Ltd., Class A (Materials) 4,572
1,687 Hualan Biological Engineering,
Inc., Class A (Health Care) 3,923
397 Huali Industrial Group Co.
Ltd., Class A (Consumer
Discretionary) 4,133
4,268 Huaneng Lancang River
Hydropower, Inc., Class A
(Utilities) 5,474
8,139 Huaneng Power International,
Inc., Class A (Utilities) 7,824

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
68,075 Huaneng Power International,
Inc., Class H (Utilities) $ 35,430
7,345 Huatai Securities Co. Ltd.,
Class A (Financials) 18,204
22,272 Huatai Securities Co. Ltd.,
Class H (Financials)
(b)
38,353
2,382 Huaxi Securities Co. Ltd., Class
A (Financials) 2,904
12,109 Huaxia Bank Co. Ltd., Class A
(Financials) 12,642
298 Huaxia Eye Hospital Group Co.
Ltd., Class A (Health Care) 882
1,290 Huaxin Cement Co. Ltd., Class
A (Materials) 2,309
2,878 Huayu Automotive Systems
Co. Ltd., Class A (Consumer
Discretionary) 6,716
3,672 Hubei Energy Group Co. Ltd.,
Class A (Utilities) 2,482
496 Hubei Feilihua Quartz Glass Co.
Ltd., Class A (Materials) 2,879
893 Hubei Jumpcan Pharmaceutical
Co. Ltd., Class A (Health Care) 3,675
993 Hubei Xingfa Chemicals Group
Co. Ltd., Class A (Materials) 3,169
595 Huizhou Desay Sv Automotive
Co. Ltd., Class A (Consumer
Discretionary) 10,247
1,489 Humanwell Healthcare Group
Co. Ltd., Class A (Health Care) 4,563
6,352 Hunan Valin Steel Co. Ltd.,
Class A (Materials) 3,863
397 Hunan Yuneng New Energy
Battery Material Co. Ltd., Class
A (Industrials) 2,850
1,787 Hundsun Technologies,
Inc., Class A (Information
Technology) 7,561
2,243 Hygon Information Technology
Co. Ltd., Class A (Information
Technology) 38,920
1,390 IEIT Systems Co. Ltd., Class A
(Information Technology) 9,164
2,184 Iflytek Co. Ltd., Class A
(Information Technology) 15,455
794 IKD Co. Ltd., Class A
(Consumer Discretionary) 1,759
278 Imeik Technology Development
Co. Ltd., Class A (Health Care) 8,125
61,439 Industrial & Commercial
Bank of China Ltd., Class A
(Financials) 52,113
1,113,380 Industrial & Commercial
Bank of China Ltd., Class H
(Financials) 652,442
20,744 Industrial Bank Co. Ltd., Class
A (Financials) 51,641
8,040 Industrial Securities Co. Ltd.,
Class A (Financials) 7,141
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
496 Ingenic Semiconductor Co.
Ltd., Class A (Information
Technology) $ 4,719
42,382 Inner Mongolia BaoTou
Steel Union Co. Ltd., Class A
(Materials)* 11,223
1,886 Inner Mongolia Dian Tou
Energy Corp. Ltd., Class A
(Energy) 5,236
1,390 Inner Mongolia ERDOS
Resources Co. Ltd., Class A
(Materials) 1,865
7,841 Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co. Ltd., Class A
(Materials) 5,137
6,055 Inner Mongolia MengDian
HuaNeng Thermal Power Corp.
Ltd., Class A (Utilities) 3,541
6,352 Inner Mongolia Yili Industrial
Group Co. Ltd., Class A
(Consumer Staples) 25,038
3,375 Inner Mongolia Yuan Xing
Energy Co. Ltd., Class A
(Materials) 2,700
1,985 Innovation New Material
Technology Co. Ltd., Class A
(Consumer Staples) 1,090
20,317 Innovent Biologics, Inc. (Health
Care)*
(b)
100,651
7,687 iQIYI, Inc. ADR
(Communication Services)* 16,604
278 iRay Technology Co. Ltd., Class
A (Health Care) 4,452
893 Isoftstone Information
Technology Group Co.
Ltd., Class A (Information
Technology) 7,870
3,077 JA Solar Technology Co.
Ltd., Class A (Information
Technology) 7,384
794 Jafron Biomedical Co. Ltd.,
Class A (Health Care) 3,338
794 Jason Furniture Hangzhou
Co. Ltd., Class A (Consumer
Discretionary) 3,082
1,687 JCET Group Co. Ltd., Class A
(Information Technology) 9,069
595 JCHX Mining Management Co.
Ltd., Class A (Materials) 3,207
16,390 JD Health International, Inc.
(Consumer Staples)*
(b)
59,713
29,829 JD Logistics, Inc.
(Industrials)*
(b)
53,283
46,328 JD.com, Inc., Class A
(Consumer Discretionary) 856,123
5,062 Jiangsu Eastern Shenghong Co.
Ltd., Class A (Materials) 6,660

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,390 Jiangsu Expressway Co. Ltd.,
Class A (Industrials) $ 2,718
19,058 Jiangsu Expressway Co. Ltd.,
Class H (Industrials) 19,324
1,191 Jiangsu Guoxin Corp. Ltd.,
Class A (Utilities) 1,266
1,191 Jiangsu Hengli Hydraulic Co.
Ltd., Class A (Industrials) 8,716
6,352 Jiangsu Hengrui
Pharmaceuticals Co. Ltd., Class
A (Health Care) 44,408
1,191 Jiangsu King's Luck Brewery
JSC Ltd., Class A (Consumer
Staples) 7,385
893 Jiangsu Nhwa Pharmaceutical
Co. Ltd., Class A (Health Care) 3,329
595 Jiangsu Pacific Quartz Co.
Ltd., Class A (Information
Technology) 2,413
1,985 Jiangsu Phoenix Publishing
& Media Corp. Ltd., Class A
(Communication Services) 2,866
496 Jiangsu Xinquan Automotive
Trim Co. Ltd., Class A
(Consumer Discretionary) 3,171
1,489 Jiangsu Yanghe Distillery
Co. Ltd., Class A (Consumer
Staples) 17,610
397 Jiangsu Yangnong Chemical Co.
Ltd., Class A (Materials) 2,987
397 Jiangsu Yoke Technology Co.
Ltd., Class A (Materials) 3,515
893 Jiangsu Yuyue Medical
Equipment & Supply Co. Ltd.,
Class A (Health Care) 4,249
3,176 Jiangsu Zhongtian Technology
Co. Ltd., Class A (Industrials) 6,956
1,886 Jiangxi Copper Co. Ltd., Class
A (Materials) 5,475
17,929 Jiangxi Copper Co. Ltd., Class
H (Materials) 28,754
1,588 Jiangxi Special Electric Motor
Co. Ltd., Class A (Industrials)* 1,901
2,481 Jinduicheng Molybdenum Co.
Ltd., Class A (Materials) 3,596
6,075 Jinko Solar Co. Ltd., Class A
(Information Technology) 7,331
298 JiuGui Liquor Co. Ltd., Class A
(Consumer Staples) 2,464
3,077 Jizhong Energy Resources Co.
Ltd., Class A (Energy) 2,644
1,092 JL Mag Rare-Earth Co. Ltd.,
Class A (Industrials) 2,991
1,787 Joincare Pharmaceutical Group
Industry Co. Ltd., Class A
(Health Care) 2,842
4,660 Jointown Pharmaceutical Group
Co. Ltd., Class A (Health Care) 3,451
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
695 Jonjee Hi-Tech Industrial And
Commercial Holding Co. Ltd.,
Class A (Consumer Staples) $ 2,255
2,084 Juneyao Airlines Co. Ltd., Class
A (Industrials) 4,159
4,608 Kanzhun Ltd. ADR
(Communication Services) 62,208
11,237 KE Holdings, Inc. ADR (Real
Estate) 211,817
198 Keboda Technology Co.
Ltd., Class A (Consumer
Discretionary) 1,548
1,787 Keda Industrial Group Co. Ltd.,
Class A (Industrials) 2,110
46,064 Kingdee International Software
Group Co. Ltd. (Information
Technology)* 51,856
2,481 Kingfa Sci & Tech Co. Ltd.,
Class A (Materials) 2,970
1,985 Kingnet Network Co. Ltd.,
Class A (Communication
Services) 3,729
15,747 Kingsoft Corp. Ltd.
(Communication Services) 63,542
33,762 Kuaishou Technology
(Communication Services)*
(b)
209,127
1,985 Kuang-Chi Technologies Co.
Ltd., Class A (Industrials) 10,986
61,029 Kunlun Energy Co. Ltd.
(Utilities) 57,566
1,092 Kunlun Tech Co. Ltd., Class A
(Communication Services) 6,945
1,191 Kweichow Moutai Co. Ltd.,
Class A (Consumer Staples) 250,621
1,489 Lao Feng Xiang Co. Ltd., Class
A (Consumer Discretionary) 10,615
600 Laopu Gold Co. Ltd., Class H
(Consumer Discretionary)* 15,197
2,184 LB Group Co. Ltd., Class A
(Materials) 5,368
116,861 Lenovo Group Ltd. (Information
Technology) 136,811
4,566 Lens Technology Co. Ltd., Class
A (Information Technology) 13,004
1,687 Lepu Medical Technology
Beijing Co. Ltd., Class A
(Health Care) 2,799
695 Levima Advanced Materials
Corp., Class A (Materials) 1,506
19,262 Li Auto, Inc., Class A
(Consumer Discretionary)* 225,504
39,205 Li Ning Co. Ltd. (Consumer
Discretionary) 80,410
15,881 Liaoning Port Co. Ltd., Class A
(Industrials) 3,461
3,474 Lifan Technology Group Co.
Ltd., Class A (Consumer
Discretionary)* 3,378

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
6,452 Lingyi iTech Guangdong
Co., Class A (Information
Technology) $ 7,644
595 Livzon Pharmaceutical Group,
Inc., Class A (Health Care) 3,134
2,285 Livzon Pharmaceutical Group,
Inc., Class H (Health Care) 7,811
33,576 Longfor Group Holdings Ltd.
(Real Estate)
(b)
47,118
7,543 LONGi Green Energy
Technology Co. Ltd., Class A
(Information Technology) 19,246
2,689 Lufax Holding Ltd. ADR
(Financials) 6,588
1,787 Luxi Chemical Group Co. Ltd.,
Class A (Materials) 2,842
7,146 Luxshare Precision Industry
Co. Ltd., Class A (Information
Technology) 38,122
1,489 Luzhou Laojiao Co. Ltd., Class
A (Consumer Staples) 28,490
1,687 Mango Excellent Media Co.
Ltd., Class A (Communication
Services) 6,706
496 Maxscend Microelectronics
Co. Ltd., Class A (Information
Technology) 6,347
2,680 Meihua Holdings Group Co.
Ltd., Class A (Materials) 3,948
3,573 Meinian Onehealth Healthcare
Holdings Co. Ltd., Class A
(Health Care) 2,425
85,553 Meituan, Class B (Consumer
Discretionary)*
(b)
1,854,745
16,675 Metallurgical Corp. of China
Ltd., Class A (Industrials) 7,681
44,777 Metallurgical Corp. of China
Ltd., Class H (Industrials) 9,437
6,948 Midea Group Co. Ltd., Class A
(Consumer Discretionary) 67,203
2,084 Ming Yang Smart Energy Group
Ltd., Class A (Industrials) 4,081
7,878 MINISO Group Holding Ltd.
(Consumer Discretionary)
(a)
39,180
4,169 Minmetals Capital Co. Ltd.,
Class A (Financials) 4,134
11,819 Minth Group Ltd. (Consumer
Discretionary)* 20,201
64,000 MMG Ltd. (Materials)* 21,713
1,050 Montage Technology Co.
Ltd., Class A (Information
Technology) 9,758
5,459 Muyuan Foods Co. Ltd., Class
A (Consumer Staples)* 30,666
5,757 Nanjing Iron & Steel Co. Ltd.,
Class A (Materials) 3,303
1,390 Nanjing King-Friend
Biochemical Pharmaceutical
Co. Ltd., Class A (Health Care) 2,803
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,375 Nanjing Securities Co. Ltd.,
Class A (Financials) $ 4,208
8,040 NARI Technology Co. Ltd.,
Class A (Industrials) 27,367
2,522 National Silicon Industry Group
Co. Ltd., Class A (Information
Technology) 7,503
496 NAURA Technology Group
Co. Ltd., Class A (Information
Technology) 28,436
2,184 NavInfo Co. Ltd., Class A
(Information Technology)* 2,943
1,050 NetEase Cloud Music, Inc.
(Communication Services)*
(b)
15,922
29,475 NetEase, Inc. (Communication
Services) 509,081
1,588 New China Life Insurance Co.
Ltd., Class A (Financials) 10,373
15,252 New China Life Insurance Co.
Ltd., Class H (Financials) 46,648
4,169 New Hope Liuhe Co. Ltd.,
Class A (Consumer Staples)* 5,480
23,310 New Oriental Education
& Technology Group, Inc.
(Consumer Discretionary) 138,993
1,290 Ninestar Corp., Class A
(Information Technology)* 4,747
556 Ningbo Deye Technology Co.
Ltd., Class A (Industrials) 6,615
1,290 Ningbo Joyson Electronic
Corp., Class A (Consumer
Discretionary) 2,802
595 Ningbo Orient Wires & Cables
Co. Ltd., Class A (Industrials) 4,729
1,290 Ningbo Sanxing Medical
Electric Co. Ltd., Class A
(Industrials) 5,507
2,084 Ningbo Shanshan Co. Ltd.,
Class A (Materials) 2,506
1,439 Ningbo Tuopu Group Co.
Ltd., Class A (Consumer
Discretionary) 10,380
5,459 Ningbo Zhoushan Port Co. Ltd.,
Class A (Industrials) 2,876
6,154 Ningxia Baofeng Energy Group
Co. Ltd., Class A (Materials) 13,707
22,175 NIO, Inc. ADR (Consumer
Discretionary)*
(a)
99,344
29,948 Nongfu Spring Co. Ltd., Class
H (Consumer Staples)
(b)
127,388
1,290 North Industries Group Red
Arrow Co. Ltd., Class A
(Industrials) 2,688
4,172 NXP Semiconductors NV
(Information Technology) 956,932
4,069 Offshore Oil Engineering Co.
Ltd., Class A (Energy) 2,991
2,978 OFILM Group Co. Ltd., Class A
(Information Technology)* 5,500

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,592 Onewo, Inc., Class H (Real
Estate) $ 4,460
496 Oppein Home Group,
Inc., Class A (Consumer
Discretionary) 4,925
6,849 Orient Securities Co. Ltd., Class
A (Financials) 10,306
13,070 Orient Securities Co. Ltd., Class
H (Financials)
(b)
8,700
3,176 Oriental Pearl Group Co. Ltd.,
Class A (Communication
Services) 3,636
794 Ovctek China, Inc., Class A
(Health Care) 2,066
6,352 Pacific Securities Co. Ltd.
(The), Class A (Financials)* 4,039
8,040 Pangang Group Vanadium
Titanium & Resources Co. Ltd.,
Class A (Materials)* 3,194
10,836 PDD Holdings, Inc. ADR
(Consumer Discretionary)* 1,046,324
992 People.cn Co. Ltd., Class A
(Communication Services) 3,433
9,032 People’s Insurance Co. Group
of China Ltd. (The), Class A
(Financials) 9,019
144,997 People's Insurance Co. Group
of China Ltd. (The), Class H
(Financials) 69,130
1,787 Perfect World Co. Ltd., Class A
(Communication Services) 3,184
24,317 PetroChina Co. Ltd., Class A
(Energy) 26,964
350,574 PetroChina Co. Ltd., Class H
(Energy) 248,236
1,390 Pharmaron Beijing Co. Ltd.,
Class A (Health Care) 5,274
4,462 Pharmaron Beijing Co. Ltd.,
Class H (Health Care)
(b)
7,649
114,636 PICC Property & Casualty Co.
Ltd., Class H (Financials) 173,540
19,355 Ping An Bank Co. Ltd., Class A
(Financials) 30,378
10,719 Ping An Insurance Group Co. of
China Ltd., Class A (Financials) 78,723
107,308 Ping An Insurance Group Co. of
China Ltd., Class H (Financials) 617,794
2,184 Pingdingshan Tianan Coal
Mining Co. Ltd., Class A
(Energy) 3,124
294 Piotech, Inc., Class A
(Information Technology) 8,082
11,117 Poly Developments and
Holdings Group Co. Ltd., Class
A (Real Estate) 15,700
2,255 Poly Property Services Co. Ltd.,
Class H (Real Estate)
(a)
9,114
11,394 Pop Mart International Group
Ltd. (Consumer Discretionary)
(b)
131,561
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
23,821 Postal Savings Bank of China
Co. Ltd., Class A (Financials) $ 17,413
146,246 Postal Savings Bank of China
Co. Ltd., Class H (Financials)
(b)
82,881
16,079 Power Construction Corp. of
China Ltd., Class A (Industrials) 12,330
22,170 Prosus NV (Consumer
Discretionary)* 902,685
637 Qi An Xin Technology Group,
Inc., Class A (Information
Technology)* 2,687
1,180 Qifu Technology, Inc. ADR
(Financials) 44,970
14,000 Qingdao Port International Co.
Ltd., Class H (Industrials)
(b)
9,697
973 Qingdao Sentury Tire Co.
Ltd., Class A (Consumer
Discretionary) 3,447
5,062 Qinghai Salt Lake Industry Co.
Ltd., Class A (Materials)* 12,469
28,000 QuantumPharm, Inc. (Health
Care)*
(a)
11,730
7,940 Quzhou Xin'an Development
Co. Ltd., Class A (Real Estate)* 3,252
1,092 Range Intelligent Computing
Technology Group Co.
Ltd., Class A (Information
Technology) 4,997
413 Raytron Technology Co.
Ltd., Class A (Information
Technology) 2,734
247 Remegen Co. Ltd., Class A
(Health Care)* 1,222
2,256 Remegen Co. Ltd., Class H
(Health Care)*
(b)
5,149
1,092 Risen Energy Co. Ltd., Class A
(Information Technology) 2,194
298 Rockchip Electronics Co.
Ltd., Class A (Information
Technology) 3,464
7,841 Rongsheng Petrochemical Co.
Ltd., Class A (Materials) 10,317
198 Ruijie Networks Co. Ltd., Class
A (Information Technology) 1,339
7,246 SAIC Motor Corp. Ltd., Class A
(Consumer Discretionary) 17,569
2,779 Sailun Group Co. Ltd., Class A
(Consumer Discretionary) 5,657
4,566 Sanan Optoelectronics Co.
Ltd., Class A (Information
Technology) 8,143
397 Sangfor Technologies,
Inc., Class A (Information
Technology) 3,570
18,100 Sany Heavy Equipment
International Holdings Co. Ltd.
(Industrials) 11,374
7,940 Sany Heavy Industry Co. Ltd.,
Class A (Industrials) 19,142

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,077 Satellite Chemical Co. Ltd.,
Class A (Materials) $ 7,618
5,757 SDIC Capital Co. Ltd., Class A
(Financials) 6,130
6,551 SDIC Power Holdings Co. Ltd.,
Class A (Utilities) 13,788
5,062 Sealand Securities Co. Ltd.,
Class A (Financials) 3,232
2,084 Seazen Holdings Co. Ltd., Class
A (Real Estate)* 3,929
377,132 SenseTime Group, Inc., Class
B (Information Technology)*
(a)(b)
72,213
1,390 Seres Group Co. Ltd., Class A
(Consumer Discretionary)* 23,310
4,863 SF Holding Co. Ltd., Class A
(Industrials) 27,646
496 SG Micro Corp., Class A
(Information Technology) 6,003
2,283 Shaanxi Beiyuan Chemical
Industry Group Co. Ltd., Class
A (Materials) 1,389
8,536 Shaanxi Coal Industry Co. Ltd.,
Class A (Energy) 27,490
2,283 Shaanxi Energy Investment Co.
Ltd., Class A (Utilities) 3,023
278 Shaanxi Huaqin Technology
Industry Co. Ltd., Class A
(Materials) 3,778
3,375 Shan Xi Hua Yang Group
New Energy Co. Ltd., Class A
(Energy) 3,468
3,375 Shandong Gold Mining Co.
Ltd., Class A (Materials) 11,386
12,999 Shandong Gold Mining Co.
Ltd., Class H (Materials)
(b)
22,986
695 Shandong Himile Mechanical
Science & Technology Co. Ltd.,
Class A (Industrials) 4,237
1,687 Shandong Hi-speed Co. Ltd.,
Class A (Industrials) 2,143
56,570 Shandong Hi-Speed Holdings
Group Ltd. (Utilities)*
(a)
37,221
1,985 Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A
(Materials) 6,034
1,390 Shandong Linglong Tyre Co.
Ltd., Class A (Consumer
Discretionary) 3,662
10,918 Shandong Nanshan Aluminum
Co. Ltd., Class A (Materials) 6,023
695 Shandong Sinocera Functional
Material Co. Ltd., Class A
(Materials) 1,773
2,581 Shandong Sun Paper Industry
JSC Ltd., Class A (Materials) 5,226
40,254 Shandong Weigao Group
Medical Polymer Co. Ltd., Class
H (Health Care) 23,279
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,687 Shanghai Aiko Solar Energy
Co. Ltd., Class A (Information
Technology)* $ 3,711
993 Shanghai Bairun Investment
Holding Group Co. Ltd., Class
A (Consumer Staples)* 3,498
5,836 Shanghai Baosight Software
Co. Ltd., Class A (Information
Technology) 22,553
278 Shanghai BOCHU Electronic
Technology Corp. Ltd., Class A
(Information Technology) 6,906
8,238 Shanghai Construction Group
Co. Ltd., Class A (Industrials) 2,965
903 Shanghai Daimay Automotive
Interior Co. Ltd., Class A
(Consumer Discretionary) 1,125
10,422 Shanghai Electric Group Co.
Ltd., Class A (Industrials)* 12,218
42,000 Shanghai Electric Group Co.
Ltd., Class H (Industrials)*
(a)
15,760
2,581 Shanghai Electric Power Co.
Ltd., Class A (Utilities) 3,371
99 Shanghai Flyco Electrical
Appliance Co. Ltd., Class A
(Consumer Staples) 580
1,985 Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A (Health
Care) 7,304
7,398 Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class H (Health
Care) 13,614
491 Shanghai Fudan
Microelectronics Group Co.
Ltd., Class A (Information
Technology) 2,816
4,182 Shanghai Fudan
Microelectronics Group Co.
Ltd., Class H (Information
Technology)
(a)
8,212
2,283 Shanghai International Airport
Co. Ltd., Class A (Industrials) 10,992
6,352 Shanghai International Port
Group Co. Ltd., Class A
(Industrials) 5,081
893 Shanghai Jinjiang International
Hotels Co. Ltd., Class A
(Consumer Discretionary) 3,192
708 Shanghai Junshi Biosciences
Co. Ltd., Class A (Health
Care)* 3,045
2,503 Shanghai Junshi Biosciences
Co. Ltd., Class H (Health
Care)*
(b)
4,252
1,985 Shanghai Lingang Holdings
Corp. Ltd., Class A (Real
Estate) 2,864

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
7,246 Shanghai Lujiazui Finance &
Trade Zone Development Co.
Ltd., Class A (Real Estate) $ 10,453
893 Shanghai M&G Stationery, Inc.,
Class A (Industrials) 4,099
397 Shanghai Moons' Electric Co.
Ltd., Class A (Industrials) 2,942
2,084 Shanghai Pharmaceuticals
Holding Co. Ltd., Class A
(Health Care) 6,251
11,180 Shanghai Pharmaceuticals
Holding Co. Ltd., Class H
(Health Care) 18,678
29,280 Shanghai Pudong Development
Bank Co. Ltd., Class A
(Financials) 38,202
1,886 Shanghai Putailai New Energy
Technology Co. Ltd., Class A
(Materials) 5,184
6,253 Shanghai RAAS Blood Products
Co. Ltd., Class A (Health Care) 6,485
9,032 Shanghai Rural Commercial
Bank Co. Ltd., Class A
(Financials) 10,364
819 Shanghai United Imaging
Healthcare Co. Ltd., Class A
(Health Care) 14,814
3,573 Shanghai Yuyuan Tourist
Mart Group Co. Ltd., Class A
(Consumer Discretionary) 3,105
1,489 Shanghai Zhangjiang High-Tech
Park Development Co. Ltd.,
Class A (Real Estate) 5,847
1,985 Shanghai Zhonggu Logistics
Co. Ltd., Class A (Industrials) 2,393
2,581 Shanjin International Gold Co.
Ltd., Class A (Materials) 5,795
1,787 Shanxi Coal International
Energy Group Co. Ltd., Class A
(Industrials) 3,036
5,260 Shanxi Coking Coal Energy
Group Co. Ltd., Class A
(Energy) 5,905
2,779 Shanxi Lu’an Environmental
Energy Development Co. Ltd.,
Class A (Energy) 5,611
3,970 Shanxi Meijin Energy Co. Ltd.,
Class A (Materials)* 2,672
3,375 Shanxi Securities Co. Ltd.,
Class A (Financials) 3,058
5,260 Shanxi Taigang Stainless Steel
Co. Ltd., Class A (Materials)* 2,626
1,191 Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A
(Consumer Staples) 33,459
298 Shede Spirits Co. Ltd., Class A
(Consumer Staples) 3,232
4,566 Shenergy Co. Ltd., Class A
(Utilities) 5,164
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,184 Shengyi Technology Co.
Ltd., Class A (Information
Technology) $ 6,344
496 Shennan Circuits Co. Ltd., Class
A (Information Technology) 6,763
19,553 Shenwan Hongyuan Group Co.
Ltd., Class A (Financials) 14,455
695 Shenzhen Capchem Technology
Co. Ltd., Class A (Materials) 3,929
3,772 Shenzhen Energy Group Co.
Ltd., Class A (Utilities) 3,444
1,588 Shenzhen Fastprint Circuit Tech
Co. Ltd., Class A (Information
Technology) 2,598
397 Shenzhen Goodix Technology
Co. Ltd., Class A (Information
Technology) 4,479
99 Shenzhen Han's CNC
Technology Co. Ltd., Class A
(Industrials)* 492
794 Shenzhen Hepalink
Pharmaceutical Group Co. Ltd.,
Class A (Health Care)* 1,219
2,680 Shenzhen Inovance Technology
Co. Ltd., Class A (Industrials) 22,288
1,489 Shenzhen Kaifa Technology
Co. Ltd., Class A (Information
Technology) 4,140
993 Shenzhen Kangtai Biological
Products Co. Ltd., Class A
(Health Care) 2,539
298 Shenzhen Kedali Industry
Co. Ltd., Class A (Consumer
Discretionary) 4,390
298 Shenzhen Longsys Electronics
Co. Ltd., Class A (Information
Technology) 3,627
1,191 Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
(Health Care) 42,789
4,169 Shenzhen MTC Co. Ltd., Class
A (Consumer Discretionary) 2,944
695 Shenzhen New Industries
Biomedical Engineering Co.
Ltd., Class A (Health Care) 6,266
7,643 Shenzhen Overseas Chinese
Town Co. Ltd., Class A (Real
Estate)* 3,215
993 Shenzhen Salubris
Pharmaceuticals Co. Ltd., Class
A (Health Care) 4,766
298 Shenzhen SC New Energy
Technology Corp., Class A
(Information Technology) 2,905
1,092 Shenzhen SED Industry Co.
Ltd., Class A (Industrials) 2,810
794 Shenzhen Sunlord Electronics
Co. Ltd., Class A (Information
Technology) 3,401

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,049 Shenzhen Transsion Holdings
Co. Ltd., Class A (Information
Technology) $ 13,704
893 Shenzhen YUTO Packaging
Technology Co. Ltd., Class A
(Materials) 3,013
13,103 Shenzhou International Group
Holdings Ltd. (Consumer
Discretionary) 100,189
198 Shijiazhuang Shangtai
Technology Co. Ltd., Class A
(Industrials) 2,073
1,588 Shijiazhuang Yiling
Pharmaceutical Co. Ltd., Class
A (Health Care) 3,771
399 SICC Co. Ltd., Class A
(Information Technology)* 3,305
4,268 Sichuan Changhong Electric
Co. Ltd., Class A (Consumer
Discretionary) 6,363
3,672 Sichuan Chuantou Energy Co.
Ltd., Class A (Utilities) 8,346
8,238 Sichuan Hebang Biotechnology
Co. Ltd., Class A (Materials) 2,318
1,390 Sichuan Kelun Pharmaceutical
Co. Ltd., Class A (Health Care) 6,273
700 Sichuan Kelun-Biotech
Biopharmaceutical Co. Ltd.
(Health Care)*
(a)
16,480
6,749 Sichuan Road and Bridge Group
Co. Ltd., Class A (Industrials) 6,935
496 Sichuan Swellfun Co. Ltd.,
Class A (Consumer Staples) 4,102
695 Sieyuan Electric Co. Ltd., Class
A (Industrials) 7,466
6,000 Silergy Corp. (Information
Technology) 77,856
303 Sinocelltech Group Ltd., Class
A (Health Care)* 1,630
3,474 Sinolink Securities Co. Ltd.,
Class A (Financials) 4,365
2,481 Sinoma International
Engineering Co., Class A
(Industrials) 3,569
1,588 Sinoma Science & Technology
Co. Ltd., Class A (Materials) 2,854
6,749 Sinomach Heavy Equipment
Group Co. Ltd., Class A
(Industrials)* 3,025
695 Sinomine Resource Group Co.
Ltd., Class A (Materials) 3,632
7,246 Sinopec Oilfield Service Corp.,
Class A (Energy)* 2,069
5,657 Sinopec Shanghai
Petrochemical Co. Ltd., Class A
(Materials)* 2,364
50,832 Sinopec Shanghai
Petrochemical Co. Ltd., Class H
(Materials)* 7,578
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
22,295 Sinopharm Group Co. Ltd.,
Class H (Health Care) $ 58,162
3,573 Sinotrans Ltd., Class A
(Industrials) 2,587
28,782 Sinotrans Ltd., Class H
(Industrials) 12,021
11,010 Sinotruk Hong Kong Ltd.
(Industrials) 30,491
496 Skshu Paint Co. Ltd., Class A
(Materials) 3,360
29,495 Smoore International Holdings
Ltd. (Consumer Staples)
(a)(b)
43,589
2,382 Songcheng Performance
Development Co. Ltd., Class A
(Consumer Discretionary) 3,101
397 Sonoscape Medical Corp., Class
A (Health Care) 1,878
4,665 SooChow Securities Co. Ltd.,
Class A (Financials) 5,289
6,154 Southwest Securities Co. Ltd.,
Class A (Financials) 4,099
2,581 SPIC Industry-Finance
Holdings Co. Ltd., Class A
(Financials) 2,492
893 Spring Airlines Co. Ltd., Class
A (Industrials) 7,023
278 StarPower Semiconductor
Ltd., Class A (Information
Technology) 3,846
2,978 State Grid Yingda Co. Ltd.,
Class A (Industrials) 2,308
1,945 Sungrow Power Supply Co.
Ltd., Class A (Industrials) 21,804
11,205 Sunny Optical Technology
Group Co. Ltd. (Information
Technology) 90,644
496 Sunresin New Materials Co.
Ltd., Class A (Materials) 3,781
1,687 Sunwoda Electronic Co. Ltd.,
Class A (Industrials) 5,319
726 SUPCON Technology Co.
Ltd., Class A (Information
Technology) 4,852
1,588 Suzhou Dongshan Precision
Manufacturing Co. Ltd., Class
A (Information Technology) 5,616
298 Suzhou Maxwell Technologies
Co. Ltd., Class A (Information
Technology) 5,072
556 Suzhou TFC Optical
Communication Co. Ltd., Class
A (Information Technology) 7,920
7,221 TAL Education Group ADR
(Consumer Discretionary)* 71,705
1,191 Talkweb Information
System Co. Ltd., Class A
(Communication Services)* 3,331
2,481 Tangshan Jidong Cement Co.
Ltd., Class A (Materials)* 1,957

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
5,558 TangShan Port Group Co. Ltd.,
Class A (Industrials) $ 3,273
1,400 Tasly Pharmaceutical Group Co.
Ltd., Class A (Health Care) 2,829
4,665 TBEA Co. Ltd., Class A
(Industrials) 8,750
17,568 TCL Technology Group
Corp., Class A (Information
Technology) 11,340
3,772 TCL Zhonghuan Renewable
Energy Technology Co.
Ltd., Class A (Information
Technology) 5,473
99,390 Tencent Holdings Ltd.
(Communication Services) 5,083,463
12,134 Tencent Music Entertainment
Group ADR (Communication
Services) 138,449
397 Thunder Software Technology
Co. Ltd., Class A (Information
Technology) 3,014
3,871 Tian Di Science & Technology
Co. Ltd., Class A (Industrials) 3,193
8,040 Tianfeng Securities Co. Ltd.,
Class A (Financials)* 5,334
496 Tianjin Pharmaceutical Da Re
Tang Group Corp. Ltd., Class A
(Health Care) 2,207
2,283 Tianma Microelectronics Co.
Ltd., Class A (Information
Technology)* 2,774
406 Tianneng Battery Group Co.
Ltd., Class A (Consumer
Discretionary) 1,618
1,390 Tianqi Lithium Corp., Class A
(Materials) 7,319
2,187 Tianqi Lithium Corp., Class H
(Materials) 7,518
4,268 Tianshan Aluminum Group Co.
Ltd., Class A (Materials) 4,750
3,176 TianShan Material Co. Ltd.,
Class A (Materials) 2,878
2,978 Tianshui Huatian Technology
Co. Ltd., Class A (Information
Technology) 4,863
30,809 Tingyi Cayman Islands Holding
Corp. (Consumer Staples) 38,603
1,687 Titan Wind Energy Suzhou Co.
Ltd., Class A (Industrials) 2,136
20,027 Tongcheng Travel Holdings Ltd.
(Consumer Discretionary) 48,848
1,390 TongFu Microelectronics Co.
Ltd., Class A (Information
Technology) 5,749
1,886 Tonghua Dongbao
Pharmaceutical Co. Ltd., Class
A (Health Care) 2,195
2,184 Tongkun Group Co. Ltd., Class
A (Materials) 3,479
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
12,605 Tongling Nonferrous Metals
Group Co. Ltd., Class A
(Materials) $ 5,737
4,169 Tongwei Co. Ltd., Class A
(Information Technology) 15,783
417 Topchoice Medical Corp., Class
A (Health Care) 2,860
46,243 Topsports International
Holdings Ltd. (Consumer
Discretionary)
(b)
14,500
15,496 TravelSky Technology
Ltd., Class H (Consumer
Discretionary) 20,830
2,007 Trina Solar Co. Ltd., Class A
(Information Technology) 6,740
9,381 Trip.com Group Ltd. (Consumer
Discretionary)* 613,019
3,077 Tsinghua Tongfang Co.
Ltd., Class A (Information
Technology)* 3,187
695 Tsingtao Brewery Co. Ltd.,
Class A (Consumer Staples) 6,995
10,248 Tsingtao Brewery Co. Ltd.,
Class H (Consumer Staples) 64,136
794 Unigroup Guoxin
Microelectronics Co. Ltd., Class
A (Information Technology) 7,225
18,607 Uni-President China Holdings
Ltd. (Consumer Staples) 16,451
2,680 Unisplendour Corp. Ltd., Class
A (Information Technology) 9,370
1,390 Universal Scientific Industrial
Shanghai Co. Ltd., Class A
(Information Technology) 2,718
198 Vanchip Tianjin Technology
Co. Ltd., Class A (Information
Technology) 1,091
893 Venustech Group, Inc., Class A
(Information Technology) 2,116
463 Verisilicon Microelectronics
Shanghai Co. Ltd., Class A
(Information Technology)* 3,316
5,987 Vipshop Holdings Ltd. ADR
(Consumer Discretionary) 82,680
1,489 Walvax Biotechnology Co. Ltd.,
Class A (Health Care) 3,039
1,985 Wanda Film Holding Co. Ltd.,
Class A (Communication
Services)* 3,359
1,092 Wangfujing Group Co.
Ltd., Class A (Consumer
Discretionary) 2,255
3,176 Wanhua Chemical Group Co.
Ltd., Class A (Materials) 32,541
71,179 Want Want China Holdings Ltd.
(Consumer Staples) 40,064
1,096 Weibo Corp. ADR
(Communication Services) 10,522

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
6,253 Weichai Power Co. Ltd., Class
A (Industrials) $ 11,574
32,285 Weichai Power Co. Ltd., Class
H (Industrials) 44,476
794 Weihai Guangwei Composites
Co. Ltd., Class A (Materials) 3,791
6,650 Wens Foodstuff Group Co. Ltd.,
Class A (Consumer Staples) 15,904
2,184 Western Mining Co. Ltd., Class
A (Materials) 5,072
4,169 Western Securities Co. Ltd.,
Class A (Financials) 5,192
599 Western Superconducting
Technologies Co. Ltd., Class A
(Materials) 3,669
15,884 Wharf Holdings Ltd. (The)
(Real Estate) 43,580
1,191 Will Semiconductor Co. Ltd.
Shanghai, Class A (Information
Technology) 16,203
38,964 Wilmar International Ltd.
(Consumer Staples) 89,516
1,191 Wingtech Technology Co.
Ltd., Class A (Information
Technology) 6,684
397 Winner Medical Co. Ltd., Class
A (Health Care) 1,915
1,985 Winning Health Technology
Group Co. Ltd., Class A (Health
Care) 2,179
20,900 Wintime Energy Group Co.
Ltd., Class A (Utilities) 4,554
4,863 Wuchan Zhongda Group Co.
Ltd., Class A (Consumer
Discretionary) 3,628
3,970 Wuhan Guide Infrared Co.
Ltd., Class A (Information
Technology) 4,347
298 Wuhan Jingce Electronic Group
Co. Ltd., Class A (Information
Technology) 2,917
3,871 Wuliangye Yibin Co. Ltd., Class
A (Consumer Staples) 78,359
1,787 WUS Printed Circuit Kunshan
Co. Ltd., Class A (Information
Technology) 9,198
2,581 WuXi AppTec Co. Ltd., Class A
(Health Care) 17,848
5,905 WuXi AppTec Co. Ltd., Class H
(Health Care)
(a)(b)
35,704
403 Wuxi Autowell Technology
Co. Ltd., Class A (Information
Technology) 2,646
60,576 Wuxi Biologics Cayman, Inc.
(Health Care)*
(b)
116,769
1,489 Wuxi Lead Intelligent
Equipment Co. Ltd., Class A
(Industrials) 4,851
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
11,017 XCMG Construction Machinery
Co. Ltd., Class A (Industrials) $ 12,292
2,779 Xiamen C & D, Inc., Class A
(Industrials) 3,756
198 Xiamen Faratronic Co.
Ltd., Class A (Information
Technology) 3,542
1,290 Xiamen Tungsten Co. Ltd.,
Class A (Materials) 3,692
2,084 Xiangcai Co. Ltd., Class A
(Real Estate) 2,182
1,191 Xiangtan Electric
Manufacturing Co. Ltd., Class
A (Industrials)* 1,945
259,126 Xiaomi Corp., Class B
(Information Technology)*
(b)
924,076
1,319 Xinjiang Daqo New Energy
Co. Ltd., Class A (Information
Technology) 5,239
26,231 Xinyi Glass Holdings Ltd.
(Industrials) 27,338
75,501 Xinyi Solar Holdings Ltd.
(Information Technology) 33,377
18,562 XPeng, Inc., Class A (Consumer
Discretionary)* 110,801
19,157 Yadea Group Holdings Ltd.
(Consumer Discretionary)
(b)
30,281
496 Yangzhou Yangjie Electronic
Technology Co. Ltd., Class A
(Information Technology) 3,098
44,062 Yangzijiang Shipbuilding
Holdings Ltd. (Industrials) 79,207
4,516 Yankuang Energy Group Co.
Ltd., Class A (Energy) 9,094
46,818 Yankuang Energy Group Co.
Ltd., Class H (Energy) 53,848
993 Yantai Jereh Oilfield Services
Group Co. Ltd., Class A
(Energy) 4,824
1,290 Yealink Network Technology
Corp. Ltd., Class A
(Information Technology) 6,745
1,072 Yifeng Pharmacy Chain Co.
Ltd., Class A (Consumer
Staples) 3,463
1,588 Yihai Kerry Arawana Holdings
Co. Ltd., Class A (Consumer
Staples) 7,490
595 Yongan Futures Co. Ltd., Class
A (Financials) 1,177
8,437 Yonghui Superstores Co. Ltd.,
Class A (Consumer Staples)* 5,865
496 YongXing Special Materials
Technology Co. Ltd., Class A
(Materials) 3,003
3,176 Yonyou Network Technology
Co. Ltd., Class A (Information
Technology)* 5,791

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
4,268 Youngor Fashion Co. Ltd., Class
A (Real Estate) $ 4,762
3,176 YTO Express Group Co. Ltd.,
Class A (Industrials) 6,330
27,522 Yuexiu Property Co. Ltd. (Real
Estate)
(a)
20,018
2,680 YUNDA Holding Group Co.,
Ltd., Class A (Industrials) 2,927
3,176 Yunnan Aluminium Co. Ltd.,
Class A (Materials) 5,970
1,687 Yunnan Baiyao Group Co. Ltd.,
Class A (Health Care) 13,334
397 Yunnan Botanee Bio-
Technology Group Co. Ltd.,
Class A (Consumer Staples) 2,697
4,665 Yunnan Chihong
Zinc&Germanium Co. Ltd.,
Class A (Materials) 3,745
893 Yunnan Energy New Material
Co. Ltd., Class A (Materials) 4,588
1,489 Yunnan Tin Co. Ltd., Class A
(Materials) 3,011
1,687 Yunnan Yuntianhua Co. Ltd.,
Class A (Materials) 5,109
2,084 Yutong Bus Co. Ltd., Class A
(Industrials) 6,295
14,800 Zai Lab Ltd. (Health Care)* 42,698
1,489 Zangge Mining Co. Ltd., Class
A (Materials) 5,906
595 Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd., Class
A (Health Care) 19,129
23,664 Zhaojin Mining Industry Co.
Ltd., Class H (Materials) 34,546
4,863 Zhefu Holding Group Co. Ltd.,
Class A (Industrials) 2,247
198 Zhejiang Cfmoto Power Co.
Ltd., Class A (Consumer
Discretionary) 3,979
5,062 Zhejiang China Commodities
City Group Co. Ltd., Class A
(Consumer Discretionary) 9,935
1,985 Zhejiang Chint Electrics Co.
Ltd., Class A (Industrials) 6,228
3,077 Zhejiang Dahua Technology
Co. Ltd., Class A (Information
Technology) 6,930
496 Zhejiang Dingli Machinery Co.
Ltd., Class A (Industrials) 4,162
25,304 Zhejiang Expressway Co. Ltd.,
Class H (Industrials) 16,649
1,886 Zhejiang Hailiang Co. Ltd.,
Class A (Materials) 2,534
1,390 Zhejiang Huahai
Pharmaceutical Co. Ltd., Class
A (Health Care) 3,489
1,588 Zhejiang Huayou Cobalt Co.
Ltd., Class A (Industrials) 7,083
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,191 Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd., Class A
(Information Technology) $ 5,721
3,275 Zhejiang Jinke Tom Culture
Industry Co. Ltd., Class A
(Communication Services)* 3,221
794 Zhejiang Jiuzhou
Pharmaceutical Co. Ltd., Class
A (Health Care) 1,615
2,481 Zhejiang Juhua Co. Ltd., Class
A (Materials) 7,655
10,808 Zhejiang Leapmotor
Technology Co. Ltd. (Consumer
Discretionary)*
(a)(b)
39,307
2,978 Zhejiang Longsheng Group Co.
Ltd., Class A (Materials) 4,165
2,878 Zhejiang NHU Co. Ltd., Class
A (Materials) 8,633
3,672 Zhejiang Sanhua Intelligent
Controls Co. Ltd., Class A
(Industrials) 11,749
794 Zhejiang Shuanghuan Driveline
Co. Ltd., Class A (Consumer
Discretionary) 3,042
397 Zhejiang Supor Co. Ltd., Class
A (Consumer Discretionary) 2,863
1,588 Zhejiang Weiming Environment
Protection Co. Ltd., Class A
(Industrials) 4,499
1,489 Zhejiang Weixing New Building
Materials Co. Ltd., Class A
(Industrials) 2,670
9,032 Zhejiang Zheneng Electric
Power Co. Ltd., Class A
(Utilities) 6,714
1,390 Zhengzhou Coal Mining
Machinery Group Co. Ltd.,
Class A (Industrials) 2,396
3,770 Zhengzhou Coal Mining
Machinery Group Co. Ltd.,
Class H (Industrials) 4,651
3,573 Zheshang Securities Co. Ltd.,
Class A (Financials) 6,253
11,489 ZhongAn Online P&C
Insurance Co. Ltd., Class H
(Financials)*
(b)
18,603
675 Zhongfu Shenying Carbon Fiber
Co. Ltd., Class A (Materials) 1,961
1,112 Zhongji Innolight Co.
Ltd., Class A (Information
Technology) 19,436
4,466 Zhongjin Gold Corp. Ltd., Class
A (Materials) 7,718
11,669 Zhongsheng Group Holdings
Ltd. (Consumer Discretionary) 22,973
6,055 Zhongtai Securities Co. Ltd.,
Class A (Financials) 5,812
1,042 Zhuhai CosMX Battery Co.
Ltd., Class A (Industrials) 2,365

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,985 Zhuhai Huafa Properties Co.
Ltd., Class A (Real Estate) $ 1,840
590 Zhuzhou CRRC Times Electric
Co. Ltd., Class A (Industrials) 3,773
8,451 Zhuzhou CRRC Times Electric
Co. Ltd., Class H (Industrials) 29,920
2,481 Zhuzhou Kibing Group Co.
Ltd., Class A (Industrials) 2,074
20,546 Zijin Mining Group Co. Ltd.,
Class A (Materials) 44,489
94,991 Zijin Mining Group Co. Ltd.,
Class H (Materials) 182,376
7,653 ZJLD Group, Inc. (Consumer
Staples)
(b)
6,973
6,551 Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class A (Industrials) 6,307
21,648 Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class H (Industrials)
(a)
14,494
3,672 ZTE Corp., Class A
(Information Technology) 15,781
12,553 ZTE Corp., Class H
(Information Technology) 30,521
6,900 ZTO Express Cayman, Inc.
(Industrials) 130,790
37,186,437
Colombia – 0.0%
3,816 Bancolombia SA (Financials) 33,394
78,636 Ecopetrol SA (Energy) 32,106
9,541 Grupo Argos SA (Materials) 43,327
7,319 Interconexion Electrica SA ESP
(Utilities) 27,891
136,718
Czech Republic – 0.0%
2,681 CEZ AS (Utilities) 107,781
1,232 Komercni Banka AS
(Financials) 41,982
149,763
Denmark – 1.9%
44 AP Moller – Maersk A/S, Class
A (Industrials) 72,097
43 AP Moller – Maersk A/S, Class
B (Industrials) 72,925
1,513 Carlsberg AS, Class B
(Consumer Staples) 155,735
2,149 Coloplast A/S, Class B (Health
Care) 270,687
11,126 Danske Bank A/S (Financials) 319,394
3,182 DSV A/S (Industrials) 679,121
1,076 Genmab A/S (Health Care)* 232,542
51,633 Novo Nordisk A/S, Class B
(Health Care) 5,537,696
6,014 Novonesis (Novozymes) B,
Class B (Materials) 352,357
3,134 Orsted AS (Utilities)*
(b)
173,899
1,352 Pandora A/S (Consumer
Discretionary) 217,611
Shares Description Value
a
Common Stocks – (continued)
Denmark – (continued)
5,295 Tryg A/S (Financials) $ 121,933
16,715 Vestas Wind Systems A/S
(Industrials)* 259,685
8,465,682
Egypt – 0.0%
4,555 Abou Kir Fertilizers &
Chemical Industries (Materials) 4,849
38,864 Commercial International Bank
- Egypt (CIB) (Financials) 63,794
28,936 Eastern Co. SAE (Consumer
Staples) 15,831
14,004 EFG Holding S.A.E.
(Financials)* 5,775
7,784 ElSewedy Electric Co.
(Industrials) 14,019
2,851 Ezz Steel Co. SAE (Materials)* 6,019
5,503 Misr Fertilizers Production Co.
SAE (Materials) 4,504
15,362 Talaat Moustafa Group (Real
Estate) 17,964
132,755
Faroe Islands – 0.0%
826 Bakkafrost P/F (Consumer
Staples) 48,754
Finland – 0.6%
2,177 Elisa OYJ (Communication
Services) 98,596
6,722 Fortum OYJ (Utilities) 101,278
1,628 Huhtamaki OYJ (Materials) 58,738
4,200 Kesko OYJ, Class B (Consumer
Staples) 83,464
5,490 Kone OYJ, Class B (Industrials) 284,476
10,786 Metso Corp. (Industrials) 94,851
6,649 Neste OYJ (Energy) 101,162
87,440 Nokia OYJ (Information
Technology) 367,523
52,706 Nordea Bank Abp (Financials) 595,927
1,657 Orion OYJ, Class B (Health
Care) 78,266
7,920 Sampo OYJ, Class A
(Financials) 339,122
8,837 Stora Enso OYJ, Class R
(Materials) 85,795
8,738 UPM-Kymmene OYJ
(Materials) 229,804
7,564 Wartsila OYJ Abp (Industrials) 137,453
2,656,455
France – 4.7%
455 Aeroports de Paris SA
(Industrials) 52,622
9,189 Air Liquide SA (Materials) 1,526,469
9,563 Airbus SE (Industrials) 1,490,422
27,928 AXA SA (Financials) 972,830
16,304 BNP Paribas SA (Financials) 975,357
11,564 Bollore SE (Communication
Services) 71,268
3,232 Bouygues SA (Industrials) 96,128

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
France – (continued)
2,628 Capgemini SE (Information
Technology) $ 421,628
7,481 Cie de Saint-Gobain SA
(Industrials) 682,210
10,842 Cie Generale des Etablissements
Michelin SCA (Consumer
Discretionary) 352,128
16,238 Credit Agricole SA (Financials) 217,298
10,296 Danone SA (Consumer Staples) 703,154
11,277 Dassault Systemes (Information
Technology) 388,887
29,078 Engie SA (Utilities) 463,293
4,740 EssilorLuxottica SA (Health
Care) 1,150,468
532 Hermes International SCA
(Consumer Discretionary) 1,160,321
1,184 Kering (Consumer
Discretionary) 276,057
4,129 Legrand SA (Industrials) 413,777
3,660 L'Oreal SA (Consumer Staples) 1,270,460
4,244 LVMH Moet Hennessy
Louis Vuitton SE (Consumer
Discretionary) 2,655,890
31,102 Orange SA (Communication
Services) 331,292
3,222 Pernod Ricard SA (Consumer
Staples) 360,386
5,820 Safran SA (Industrials) 1,355,433
459 Sartorius Stedim Biotech
(Health Care) 87,433
12,413 Societe Generale SA
(Financials) 329,011
1,423 Thales SA (Industrials) 212,671
36,629 TotalEnergies SE (Energy) 2,126,655
7,919 Vinci SA (Industrials) 835,234
20,978,782
Germany – 4.9%
2,707 adidas AG (Consumer
Discretionary) 637,873
6,398 Allianz SE (Financials) 1,974,562
14,601 BASF SE (Materials) 654,184
16,323 Bayer AG (Health Care) 334,256
4,828 Bayerische Motoren Werke AG
(Consumer Discretionary) 357,055
1,626 Beiersdorf AG (Consumer
Staples) 210,637
1,545 BioNTech SE ADR (Health
Care)* 185,376
1,794 Continental AG (Consumer
Discretionary) 117,555
8,835 Daimler Truck Holding AG
(Industrials) 334,069
30,382 Deutsche Bank AG (Financials) 515,806
2,999 Deutsche Boerse AG
(Financials) 701,611
15,743 Deutsche Post AG (Industrials) 578,147
52,732 Deutsche Telekom AG
(Communication Services) 1,686,462
36,769 E.ON SE (Utilities) 473,210
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
3,307 Fresenius Medical Care AG
(Health Care) $ 145,303
6,836 Fresenius SE & Co. KGaA
(Health Care)* 240,216
997 Hannover Rueck SE
(Financials) 260,204
98 Hapag-Lloyd AG (Industrials)
(b)
15,816
2,189 Heidelberg Materials AG
(Materials) 276,056
1,599 Henkel AG & Co. KGaA
(Consumer Staples) 121,345
21,272 Infineon Technologies AG
(Information Technology) 692,336
1,098 Knorr-Bremse AG (Industrials) 83,673
12,178 Mercedes-Benz Group AG
(Consumer Discretionary) 681,193
2,147 Merck KGaA (Health Care) 321,101
892 MTU Aero Engines AG
(Industrials) 303,555
2,184 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Financials) 1,140,222
718 Rheinmetall AG (Industrials) 471,998
12,359 RWE AG (Utilities) 416,018
16,786 SAP SE (Information
Technology) 3,987,338
12,089 Siemens AG (Industrials) 2,338,661
9,423 Siemens Energy AG
(Industrials)* 507,780
4,475 Siemens Healthineers AG
(Health Care)
(b)
242,564
2,205 Symrise AG (Materials) 243,372
996 Talanx AG (Financials) 84,368
475 Volkswagen AG (Consumer
Discretionary) 41,841
11,559 Vonovia SE (Real Estate) 383,351
21,759,114
Greece – 0.1%
33,511 Alpha Services and Holdings
SA (Financials) 51,906
40,157 Eurobank Ergasias Services and
Holdings SA (Financials) 84,828
2,887 Hellenic Telecommunications
Organization SA
(Communication Services) 45,556
1,736 JUMBO SA (Consumer
Discretionary) 45,252
1,724 Metlen Energy & Metals SA
(Industrials) 56,557
968 Motor Oil Hellas Corinth
Refineries SA (Energy) 20,049
13,689 National Bank of Greece SA
(Financials) 96,379
3,246 OPAP SA (Consumer
Discretionary) 53,175
16,167 Piraeus Financial Holdings SA
(Financials) 59,167

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Greece – (continued)
3,480 Public Power Corp. SA
(Utilities) $ 42,085
1,121 Star Bulk Carriers Corp.
(Industrials) 19,416
839 Terna Energy SA (Utilities) 17,625
591,995
Guatemala – 0.0%
1,661 Millicom International Cellular
SA SDR, SDR (Communication
Services)* 40,373
Hong Kong – 1.2%
179,238 AIA Group Ltd. (Financials) 1,339,410
9,395 Cathay Pacific Airways Ltd.
(Industrials) 11,723
31,519 CK Asset Holdings Ltd. (Real
Estate) 128,805
10,089 CK Infrastructure Holdings Ltd.
(Utilities) 69,494
31,505 CLP Holdings Ltd. (Utilities) 264,379
1,182 Futu Holdings Ltd. ADR
(Financials)* 103,106
28,901 Hang Lung Properties Ltd.
(Real Estate) 23,436
11,973 Hang Seng Bank Ltd.
(Financials) 142,247
21,867 Henderson Land Development
Co. Ltd. (Real Estate) 68,567
37,584 HK Electric Investments &
HK Electric Investments Ltd.
(Utilities) 25,212
59,988 HKT Trust & HKT Ltd.
(Communication Services) 74,546
152,047 Hong Kong & China Gas Co.
Ltd. (Utilities) 115,283
19,521 Hong Kong Exchanges &
Clearing Ltd. (Financials) 727,000
17,162 Hongkong Land Holdings Ltd.
(Real Estate) 78,087
92,692 J&T Global Express Ltd.
(Industrials)*
(a)
69,565
3,279 Jardine Matheson Holdings Ltd.
(Industrials) 143,161
42,350 Link REIT (Real Estate) 184,224
26,010 MTR Corp. Ltd. (Industrials) 91,084
2,180 Orient Overseas International
Ltd. (Industrials) 27,847
22,655 Power Assets Holdings Ltd.
(Utilities) 148,480
44,313 Prudential PLC (Financials) 361,488
162,892 Sino Biopharmaceutical Ltd.
(Health Care) 68,033
55,959 Sino Land Co. Ltd. (Real
Estate) 54,797
24,189 Sun Hung Kai Properties Ltd.
(Real Estate) 240,132
6,805 Swire Pacific Ltd., Class A
(Industrials) 56,012
Shares Description Value
a
Common Stocks – (continued)
Hong Kong – (continued)
11,917 Swire Pacific Ltd., Class B
(Industrials) $ 15,835
17,482 Swire Properties Ltd. (Real
Estate) 34,822
22,661 Techtronic Industries Co. Ltd.
(Industrials) 319,171
126,143 WH Group Ltd. (Consumer
Staples)
(b)
100,019
25,712 Wharf Real Estate Investment
Co. Ltd. (Real Estate) 68,893
5,154,858
Hungary – 0.1%
7,341 MOL Hungarian Oil & Gas
PLC (Energy) 50,161
3,780 OTP Bank Nyrt (Financials) 204,179
2,308 Richter Gedeon Nyrt (Health
Care) 61,244
315,584
India – 6.2%
880 ABB India Ltd. (Industrials) 77,290
1,147 ACC Ltd. (Materials) 30,170
5,989 Adani Energy Solutions Ltd.
(Utilities)* 59,574
5,180 Adani Enterprises Ltd.
(Industrials) 151,002
5,129 Adani Green Energy Ltd.
(Utilities)* 80,362
12,038 Adani Ports & Special
Economic Zone Ltd.
(Industrials) 169,544
15,045 Adani Power Ltd. (Utilities)* 98,785
4,378 Adani Total Gas Ltd. (Utilities) 42,090
2,444 Adani Wilmar Ltd. (Consumer
Staples)* 9,072
7,713 Aditya Birla Capital Ltd.
(Financials)* 17,739
516 Alkem Laboratories Ltd.
(Health Care) 34,457
10,062 Ambuja Cements Ltd.
(Materials) 63,292
2,763 APL Apollo Tubes Ltd.
(Materials) 49,586
1,682 Apollo Hospitals Enterprise
Ltd. (Health Care) 135,938
23,847 Ashok Leyland Ltd.
(Industrials) 65,499
6,764 Asian Paints Ltd. (Materials) 198,494
1,970 Astral Ltd. (Industrials) 41,745
7,598 AU Small Finance Bank Ltd.
(Financials)
(b)
52,455
4,689 Aurobindo Pharma Ltd. (Health
Care) 70,066
2,408 Avenue Supermarts Ltd.
(Consumer Staples)*
(b)
105,717
37,867 Axis Bank Ltd. (Financials) 509,233
1,128 Bajaj Auto Ltd. (Consumer
Discretionary) 120,597
4,417 Bajaj Finance Ltd. (Financials) 343,752

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
6,351 Bajaj Finserv Ltd. (Financials) $ 118,754
444 Bajaj Holdings & Investment
Ltd. (Financials) 55,007
1,340 Balkrishna Industries Ltd.
(Consumer Discretionary) 44,090
12,626 Bandhan Bank Ltd.
(Financials)
(b)
25,265
17,185 Bank of Baroda (Financials) 50,113
11,819 Bank of India (Financials) 15,456
15,870 Bank of Maharashtra
(Financials) 10,711
4,061 Berger Paints India Ltd.
(Materials) 23,728
1,522 Bharat Dynamics Ltd.
(Industrials) 20,715
59,344 Bharat Electronics Ltd.
(Industrials) 216,317
4,234 Bharat Forge Ltd. (Consumer
Discretionary) 66,757
21,301 Bharat Heavy Electricals Ltd.
(Industrials) 63,298
31,956 Bharat Petroleum Corp. Ltd.
(Energy) 110,471
42,510 Bharti Airtel Ltd.
(Communication Services) 818,618
1,230 Bharti Hexacom Ltd.
(Communication Services) 20,033
7,435 Biocon Ltd. (Health Care) 32,130
144 Bosch Ltd. (Consumer
Discretionary) 59,590
1,979 Britannia Industries Ltd.
(Consumer Staples) 115,727
1,089 BSE Ltd. (Financials) 60,197
30,144 Canara Bank (Financials) 36,392
10,625 CG Power & Industrial
Solutions Ltd. (Industrials) 92,077
6,618 Cholamandalam Investment and
Finance Co. Ltd. (Financials) 96,647
8,924 Cipla Ltd. (Health Care) 162,002
34,683 Coal India Ltd. (Energy) 170,919
1,182 Cochin Shipyard Ltd.
(Industrials)
(b)
22,065
1,088 Coforge Ltd. (Information
Technology) 111,842
2,214 Colgate-Palmolive India Ltd.
(Consumer Staples) 75,718
4,564 Container Corp. Of India Ltd.
(Industrials) 44,743
1,986 Coromandel International Ltd.
(Materials) 42,049
2,256 Cummins India Ltd.
(Industrials) 93,013
9,834 Dabur India Ltd. (Consumer
Staples) 61,352
1,335 Dalmia Bharat Ltd. (Materials) 28,761
1,230 Deepak Nitrite Ltd. (Materials) 39,700
5,076 Delhivery Ltd. (Industrials)* 20,182
2,101 Divi's Laboratories Ltd. (Health
Care) 153,484
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
554 Dixon Technologies India Ltd.
(Consumer Discretionary) $ 103,641
10,295 DLF Ltd. (Real Estate) 100,268
10,110 Dr Reddy's Laboratories Ltd.
(Health Care) 143,856
2,309 Eicher Motors Ltd. (Consumer
Discretionary) 132,038
14,487 Embassy Office Parks REIT
(Real Estate) 63,682
6,908 Exide Industries Ltd.
(Consumer Discretionary) 37,002
17,018 FSN E-Commerce Ventures Ltd.
(Consumer Discretionary)* 34,654
44,815 GAIL India Ltd. (Utilities) 105,789
3,865 General Insurance Corp. of
India (Financials)
(b)
18,278
1,018 Gland Pharma Ltd. (Health
Care)
(b)
20,939
651 GlaxoSmithKline
Pharmaceuticals Ltd. (Health
Care) 18,833
2,254 Glenmark Pharmaceuticals Ltd.
(Health Care) 40,778
41,010 GMR Airports Infrastructure
Ltd. (Industrials)* 40,386
6,250 Godrej Consumer Products Ltd.
(Consumer Staples) 92,064
1,917 Godrej Properties Ltd. (Real
Estate)* 62,984
5,166 Grasim Industries Ltd.
(Materials) 159,343
571 Gujarat Fluorochemicals Ltd.
(Materials) 26,742
2,719 Gujarat Gas Ltd. (Utilities) 15,438
3,648 Havells India Ltd. (Industrials) 74,172
17,598 HCL Technologies Ltd.
(Information Technology) 384,893
1,310 HDFC Asset Management Co.
Ltd. (Financials)
(b)
65,181
92,585 HDFC Bank Ltd. (Financials) 1,967,984
16,262 HDFC Life Insurance Co. Ltd.
(Financials)
(b)
126,589
2,166 Hero MotoCorp Ltd. (Consumer
Discretionary) 122,063
24,221 Hindalco Industries Ltd.
(Materials) 188,101
2,761 Hindustan Aeronautics Ltd.
(Industrials) 146,286
15,942 Hindustan Petroleum Corp. Ltd.
(Energy) 72,280
14,870 Hindustan Unilever Ltd.
(Consumer Staples) 439,283
3,878 Hindustan Zinc Ltd. (Materials) 23,159
174 Hitachi Energy India Ltd.
(Industrials) 24,667
37 Honeywell Automation India
Ltd. (Information Technology) 17,881
6,030 Housing & Urban Development
Corp. Ltd. (Financials) 17,028

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
84,989 ICICI Bank Ltd. (Financials) $ 1,307,682
3,919 ICICI Lombard General
Insurance Co. Ltd.
(Financials)
(b)
86,354
6,367 ICICI Prudential Life Insurance
Co. Ltd. (Financials)
(b)
52,720
60,664 IDFC First Bank Ltd.
(Financials)* 46,006
4,027 Indian Bank (Financials) 27,371
14,080 Indian Hotels Co. Ltd.
(Consumer Discretionary) 132,200
62,295 Indian Oil Corp. Ltd. (Energy) 102,205
4,995 Indian Railway Catering &
Tourism Corp. Ltd. (Industrials) 48,235
29,620 Indian Railway Finance Corp.
Ltd. (Financials)
(b)
52,351
9,460 Indian Renewable Energy
Development Agency Ltd.
(Financials)* 22,969
5,815 Indraprastha Gas Ltd. (Utilities) 22,507
20,326 Indus Towers Ltd.
(Communication Services)* 84,038
9,541 IndusInd Bank Ltd. (Financials) 112,448
1,143 Info Edge India Ltd.
(Communication Services) 111,671
58,647 Infosys Ltd. (Information
Technology) 1,289,493
3,009 InterGlobe Aviation Ltd.
(Industrials)*
(b)
155,937
49,560 ITC Ltd. (Consumer Staples) 279,631
5,049 Jindal Stainless Ltd. (Materials) 40,824
6,325 Jindal Steel & Power Ltd.
(Materials) 67,853
56,331 Jio Financial Services Ltd.
(Financials)* 218,901
8,418 JSW Energy Ltd. (Utilities) 65,220
4,172 JSW Infrastructure Ltd.
(Industrials) 15,383
15,756 JSW Steel Ltd. (Materials) 180,130
6,345 Jubilant Foodworks Ltd.
(Consumer Discretionary) 48,401
5,119 Kalyan Jewellers India Ltd.
(Consumer Discretionary) 43,889
18,155 Kotak Mahindra Bank Ltd.
(Financials) 379,284
2,465 KPIT Technologies Ltd.
(Information Technology) 39,932
452 L&T Technology Services Ltd.
(Industrials)
(b)
28,272
11,151 Larsen & Toubro Ltd.
(Industrials) 491,563
3,678 Life Insurance Corp. of India
(Financials) 42,897
326 Linde India Ltd. (Materials) 26,701
1,572 Lloyds Metals & Energy Ltd.
(Materials) 19,339
1,529 LTIMindtree Ltd. (Information
Technology)
(b)
111,693
3,992 Lupin Ltd. (Health Care) 96,887
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
4,004 Macrotech Developers Ltd.
(Real Estate)
(b)
$ 59,385
9,578 Mahindra & Mahindra Financial
Services Ltd. (Financials) 30,991
14,721 Mahindra & Mahindra Ltd.
(Consumer Discretionary) 516,756
929 MakeMyTrip Ltd. (Consumer
Discretionary)* 106,593
528 Mankind Pharma Ltd. (Health
Care)* 16,004
8,672 Marico Ltd. (Consumer Staples) 66,192
2,190 Maruti Suzuki India Ltd.
(Consumer Discretionary) 287,025
3,675 Max Financial Services Ltd.
(Financials)* 49,319
12,300 Max Healthcare Institute Ltd.
(Health Care) 142,621
474 Mazagon Dock Shipbuilders
Ltd. (Industrials) 25,772
1,388 Mphasis Ltd. (Information
Technology) 48,862
37 MRF Ltd. (Consumer
Discretionary) 54,846
1,771 Muthoot Finance Ltd.
(Financials) 40,180
5,965 Nestle India Ltd. (Consumer
Staples) 157,755
45,798 NHPC Ltd. (Utilities) 44,141
19,089 NMDC Ltd. (Materials) 51,976
78,609 NTPC Ltd. (Utilities) 338,313
1,950 Oberoi Realty Ltd. (Real Estate) 46,326
64,340 Oil & Natural Gas Corp. Ltd.
(Energy) 195,465
9,004 Oil India Ltd. (Energy) 52,279
4,877 One 97 Communications Ltd.
(Financials)* 52,048
361 Oracle Financial Services
Software Ltd. (Information
Technology) 49,972
85 Page Industries Ltd. (Consumer
Discretionary) 44,911
1,153 Patanjali Foods Ltd. (Consumer
Staples) 24,703
3,927 PB Fintech Ltd. (Financials)* 88,020
1,658 Persistent Systems Ltd.
(Information Technology) 115,882
9,934 Petronet LNG Ltd. (Energy) 39,162
3,108 Phoenix Mills Ltd. (The) (Real
Estate) 60,921
1,343 PI Industries Ltd. (Materials) 64,618
2,531 Pidilite Industries Ltd.
(Materials) 91,845
725 Polycab India Ltd. (Industrials) 62,618
24,127 Power Finance Corp. Ltd.
(Financials) 141,428
75,197 Power Grid Corp. of India Ltd.
(Utilities) 293,148
2,288 Prestige Estates Projects Ltd.
(Real Estate) 44,694

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
159 Procter & Gamble Hygiene &
Health Care Ltd. (Consumer
Staples) $ 29,903
36,589 Punjab National Bank
(Financials) 45,424
9,407 Rail Vikas Nigam Ltd.
(Industrials) 48,523
20,720 REC Ltd. (Financials) 130,603
111,886 Reliance Industries Ltd.
(Energy) 1,711,071
44,455 Samvardhana Motherson
International Ltd. (Consumer
Discretionary) 85,473
4,866 SBI Cards & Payment Services
Ltd. (Financials) 40,346
7,407 SBI Life Insurance Co. Ltd.
(Financials)
(b)
126,034
672 Schaeffler India Ltd.
(Industrials) 28,505
165 Shree Cement Ltd. (Materials) 50,921
3,971 Shriram Finance Ltd.
(Financials) 141,912
1,479 Siemens Ltd. (Industrials) 132,343
11,811 SJVN Ltd. (Utilities) 16,059
404 Solar Industries India Ltd.
(Materials) 51,070
6,571 Sona Blw Precision Forgings
Ltd. (Consumer Discretionary)
(b)
52,228
2,426 SRF Ltd. (Materials) 65,031
29,658 State Bank of India (Financials) 294,470
24,020 Steel Authority of India Ltd.
(Materials) 33,291
17,912 Sun Pharmaceutical Industries
Ltd. (Health Care) 377,525
1,061 Sundaram Finance Ltd.
(Financials) 49,830
975 Supreme Industries Ltd.
(Materials) 53,669
164,173 Suzlon Energy Ltd.
(Industrials)* 122,368
1,863 Tata Communications Ltd.
(Communication Services) 38,697
16,835 Tata Consultancy Services Ltd.
(Information Technology) 850,922
9,998 Tata Consumer Products Ltd.
(Consumer Staples) 113,432
581 Tata Elxsi Ltd. (Information
Technology) 45,868
33,649 Tata Motors Ltd. (Consumer
Discretionary) 313,189
28,197 Tata Power Co. Ltd. (The)
(Utilities) 138,205
134,131 Tata Steel Ltd. (Materials) 229,446
1,091 Tata Technologies Ltd.
(Information Technology) 12,118
10,327 Tech Mahindra Ltd.
(Information Technology) 209,275
614 Thermax Ltd. (Industrials) 33,354
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
6,181 Titan Co. Ltd. (Consumer
Discretionary) $ 237,668
1,538 Torrent Pharmaceuticals Ltd.
(Health Care) 60,507
2,671 Torrent Power Ltd. (Utilities) 47,755
3,012 Trent Ltd. (Consumer
Discretionary) 242,233
1,674 Tube Investments of India Ltd.
(Consumer Discretionary) 71,134
3,810 TVS Motor Co. Ltd. (Consumer
Discretionary) 109,771
1,911 UltraTech Cement Ltd.
(Materials) 253,352
24,633 Union Bank of India Ltd.
(Financials) 35,456
1,148 United Breweries Ltd.
(Consumer Staples) 26,500
4,941 United Spirits Ltd. (Consumer
Staples) 89,416
2,969 UNO Minda Ltd. (Consumer
Discretionary) 36,938
8,637 UPL Ltd. (Materials) 55,709
19,297 Varun Beverages Ltd.
(Consumer Staples) 141,868
573 Vedant Fashions Ltd.
(Consumer Discretionary) 9,726
26,636 Vedanta Ltd. (Materials) 142,958
346,470 Vodafone Idea Ltd.
(Communication Services)* 34,279
3,832 Voltas Ltd. (Industrials) 75,203
23,317 Wipro Ltd. (Information
Technology) 159,459
262,944 Yes Bank Ltd. (Financials)* 62,114
100,066 Zomato Ltd. (Consumer
Discretionary)* 331,310
4,199 Zydus Lifesciences Ltd. (Health
Care) 48,002
27,888,885
Indonesia – 0.5%
103,067 Adaro Minerals Indonesia Tbk
PT (Materials)* 7,968
182,881 Alamtri Resources Indonesia
Tbk PT (Energy) 24,007
207,034 Amman Mineral Internasional
PT (Materials)* 117,596
335,459 Astra International Tbk PT
(Industrials) 107,974
854,306 Bank Central Asia Tbk PT
(Financials) 539,164
603,827 Bank Mandiri Persero Tbk PT
(Financials) 234,366
247,703 Bank Negara Indonesia Persero
Tbk PT (Financials) 77,852
1,167,709 Bank Rakyat Indonesia Persero
Tbk PT (Financials) 313,207
421,170 Barito Pacific Tbk PT
(Materials) 22,726
259,520 Barito Renewables Energy Tbk
PT (Utilities) 108,509

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Indonesia – (continued)
114,124 Chandra Asri Pacific Tbk PT
(Materials) $ 50,058
121,161 Charoen Pokphand Indonesia
Tbk PT (Consumer Staples) 35,710
352,765 Dayamitra Telekomunikasi PT
(Communication Services) 13,803
25,800 Dian Swastatika Sentosa Tbk
PT (Energy)* 59,147
12,530,058 GoTo Gojek Tokopedia Tbk PT
(Consumer Discretionary)* 56,146
42,485 Indah Kiat Pulp & Paper Tbk
PT (Materials) 19,439
37,729 Indofood CBP Sukses Makmur
Tbk PT (Consumer Staples) 28,336
72,827 Indofood Sukses Makmur Tbk
PT (Consumer Staples) 34,701
82,432 Indosat Tbk PT
(Communication Services) 12,486
315,440 Kalbe Farma Tbk PT (Health
Care) 29,862
53,610 Mayora Indah Tbk PT
(Consumer Staples) 9,135
163,775 Merdeka Battery Materials Tbk
PT (Materials)* 5,168
203,264 Merdeka Copper Gold Tbk PT
(Materials)* 23,604
25,019 Pantai Indah Kapuk Dua Tbk
PT (Materials) 24,553
27,800 Petrindo Jaya Kreasi Tbk PT
(Energy)* 11,755
318,488 Sarana Menara Nusantara Tbk
PT (Communication Services) 14,171
313,094 Sumber Alfaria Trijaya Tbk PT
(Consumer Staples) 56,315
788,588 Telkom Indonesia Persero Tbk
PT (Communication Services) 134,874
123,942 Trimegah Bangun Persada Tbk
PT (Materials) 6,492
95,413 Unilever Indonesia Tbk PT
(Consumer Staples) 11,230
23,464 United Tractors Tbk PT
(Energy) 39,650
32,825 Vale Indonesia Tbk PT
(Materials)* 7,458
2,237,462
Ireland – 0.2%
3,243 AerCap Holdings NV
(Industrials) 322,225
29,771 AIB Group PLC (Financials) 161,937
16,489 Bank of Ireland Group PLC
(Financials) 144,341
2,473 Kerry Group PLC, Class A
(Consumer Staples) 238,866
2,544 Kingspan Group PLC
(Industrials) 191,313
1,058,682
Israel – 0.6%
900 Airport City Ltd. (Real Estate)* 14,952
Shares Description Value
a
Common Stocks – (continued)
Israel – (continued)
3,368 Amot Investments Ltd. (Real
Estate) $ 18,537
607 Azrieli Group Ltd. (Real Estate) 48,585
22,147 Bank Hapoalim BM
(Financials) 253,838
24,346 Bank Leumi Le-Israel BM
(Financials) 276,564
33,256 Bezeq The Israeli
Telecommunication Corp. Ltd.
(Communication Services) 47,694
203 Big Shopping Centers Ltd.
(Real Estate)* 26,852
412 Camtek Ltd. (Information
Technology) 31,050
1,116 Cellebrite DI Ltd. (Information
Technology)* 22,521
1,398 Check Point Software
Technologies Ltd. (Information
Technology)* 254,436
156 Delek Group Ltd. (Energy)
(a)
20,909
412 Elbit Systems Ltd. (Industrials) 99,950
4,046 Energix-Renewable Energies
Ltd. (Utilities) 13,455
1,927 Enlight Renewable Energy Ltd.
(Utilities)* 32,152
103 Fattal Holdings 1998 Ltd.
(Consumer Discretionary)* 14,936
860 First International Bank Of
Israel Ltd. (The) (Financials) 40,497
1,607 Global-e Online Ltd. (Consumer
Discretionary)* 84,014
1,719 Harel Insurance Investments
& Financial Services Ltd.
(Financials) 20,709
11,616 ICL Group Ltd. (Materials) 52,398
59 Israel Corp. Ltd. (Materials) 13,729
20,554 Israel Discount Bank Ltd., Class
A (Financials) 134,892
418 Melisron Ltd. (Real Estate) 37,021
9,733 Mivne Real Estate KD Ltd.
(Real Estate) 29,073
2,501 Mizrahi Tefahot Bank Ltd.
(Financials) 107,796
1,051 Nice Ltd. (Information
Technology)* 188,944
477 Nova Ltd. (Information
Technology)* 85,477
1,585 OPC Energy Ltd. (Utilities)* 12,643
2,719 Phoenix Financial Ltd.
(Financials) 33,953
1,242 Plus500 Ltd. (Financials) 40,508
2,213 Shapir Engineering and Industry
Ltd. (Industrials)* 16,325
4,358 Shufersal Ltd. (Consumer
Staples) 43,656
780 Strauss Group Ltd. (Consumer
Staples) 14,799
18,517 Teva Pharmaceutical Industries
Ltd. (Health Care)* 304,419

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Israel – (continued)
1,827 Tower Semiconductor Ltd.
(Information Technology)* $ 84,675
911 Wix.com Ltd. (Information
Technology)* 203,827
1,578 ZIM Integrated Shipping
Services Ltd. (Industrials)
(a)
34,779
2,760,565
Italy – 1.7%
25,835 A2A SpA (Utilities) 58,312
2,178 Amplifon SpA (Health Care) 55,279
3,372 Banca Mediolanum SpA
(Financials) 38,927
22,864 Banco BPM SpA (Financials) 173,969
9,433 Davide Campari-Milano NV
(Consumer Staples) 56,571
125,433 Enel SpA (Utilities) 902,205
36,249 Eni SpA (Energy) 513,265
2,132 Ferrari NV (Consumer
Discretionary) 927,074
10,137 FinecoBank Banca Fineco SpA
(Financials) 162,635
17,056 Generali (Financials) 487,834
5,169 Infrastrutture Wireless
Italiane SpA (Communication
Services)
(b)
53,230
253,401 Intesa Sanpaolo SpA
(Financials) 970,738
6,653 Leonardo SpA (Industrials) 178,975
10,047 Mediobanca Banca di Credito
Finanziario SpA (Financials) 146,494
3,543 Moncler SpA (Consumer
Discretionary) 173,447
8,074 Nexi SpA (Financials)*
(b)
47,790
4,188 Pirelli & C SpA (Consumer
Discretionary)
(b)
22,710
7,574 Poste Italiane SpA (Financials)
(b)
106,275
8,512 PRADA SpA (Consumer
Discretionary) 58,303
4,509 Prysmian SpA (Industrials) 297,269
1,622 Recordati Industria Chimica
e Farmaceutica SpA (Health
Care) 88,313
7,656 Ryanair Holdings PLC ADR
(Industrials) 337,170
34,020 Snam SpA (Utilities) 158,532
178,965 Telecom Italia SpA
(Communication Services)* 42,965
100,152 Telecom Italia SpA-RSP
(Communication Services)* 28,180
23,311 Terna - Rete Elettrica Nazionale
(Utilities) 197,166
25,918 UniCredit SpA (Financials) 996,025
7,279,653
Japan – 15.6%
1,522 ABC-Mart, Inc. (Consumer
Discretionary) 31,163
5,922 Acom Co. Ltd. (Financials) 15,256
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
11,985 Advantest Corp. (Information
Technology) $ 657,565
13,007 Aeon Co. Ltd. (Consumer
Staples) 311,264
1,430 Aeon Mall Co. Ltd. (Real
Estate) 19,129
3,382 AGC, Inc. (Industrials) 105,614
3,358 Air Water, Inc. (Materials) 41,443
7,260 Aisin Corp. (Consumer
Discretionary) 76,281
8,391 Ajinomoto Co., Inc. (Consumer
Staples) 350,982
3,116 Alfresa Holdings Corp. (Health
Care) 44,898
5,612 Amada Co. Ltd. (Industrials) 53,902
7,422 ANA Holdings, Inc.
(Industrials) 142,772
23,721 Asahi Group Holdings Ltd.
(Consumer Staples) 257,372
3,544 Asahi Intecc Co. Ltd. (Health
Care) 61,129
22,555 Asahi Kasei Corp. (Materials) 160,394
10,312 Asics Corp. (Consumer
Discretionary) 206,192
29,674 Astellas Pharma, Inc. (Health
Care) 308,526
8,684 Azbil Corp. (Information
Technology) 69,155
9,632 Bandai Namco Holdings, Inc.
(Consumer Discretionary) 202,664
2,145 BayCurrent Consulting, Inc.
(Industrials) 77,282
9,108 Bridgestone Corp. (Consumer
Discretionary) 324,391
4,177 Brother Industries Ltd.
(Information Technology) 73,286
1,289 Calbee, Inc. (Consumer Staples) 27,113
14,725 Canon, Inc. (Information
Technology) 477,287
5,558 Capcom Co. Ltd.
(Communication Services) 129,749
15,475 Central Japan Railway Co.
(Industrials) 318,083
12,144 Chiba Bank Ltd. (The)
(Financials) 101,116
12,026 Chubu Electric Power Co., Inc.
(Utilities) 126,758
10,624 Chugai Pharmaceutical Co. Ltd.
(Health Care) 466,739
2,331 Coca-Cola Bottlers Japan
Holdings, Inc. (Consumer
Staples) 37,180
18,627 Concordia Financial Group Ltd.
(Financials) 111,339
634 Cosmos Pharmaceutical Corp.
(Consumer Staples) 31,175
6,867 CyberAgent, Inc.
(Communication Services) 47,530

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
7,090 Dai Nippon Printing Co. Ltd.
(Industrials) $ 107,871
5,681 Daifuku Co. Ltd. (Industrials) 117,906
15,235 Dai-ichi Life Holdings, Inc.
(Financials) 410,940
31,337 Daiichi Sankyo Co. Ltd. (Health
Care) 990,907
4,419 Daikin Industries Ltd.
(Industrials) 532,422
996 Daito Trust Construction Co.
Ltd. (Real Estate) 110,917
10,298 Daiwa House Industry Co. Ltd.
(Real Estate) 322,616
37 Daiwa House REIT Investment
Corp. REIT (Real Estate) 57,403
23,766 Daiwa Securities Group, Inc.
(Financials) 159,115
29,589 Denso Corp. (Consumer
Discretionary) 419,449
3,304 Dentsu Group, Inc.
(Communication Services) 84,126
1,481 Disco Corp. (Information
Technology) 400,364
18,164 East Japan Railway Co.
(Industrials) 353,157
7,667 Ebara Corp. (Industrials) 114,327
4,697 Eisai Co. Ltd. (Health Care) 146,053
2,791 Electric Power Development Co.
Ltd. (Utilities) 46,571
46,210 ENEOS Holdings, Inc. (Energy) 248,857
15,627 FANUC Corp. (Industrials) 404,449
2,874 Fast Retailing Co. Ltd.
(Consumer Discretionary) 978,061
2,262 Fuji Electric Co. Ltd.
(Industrials) 126,862
15,237 FUJIFILM Holdings Corp.
(Information Technology) 342,309
4,000 Fujikura Ltd. (Industrials) 141,745
29,773 Fujitsu Ltd. (Information
Technology) 568,162
3,040 Fukuoka Financial Group, Inc.
(Financials) 83,902
79 GLP J REIT (Real Estate) 66,962
729 GMO Payment Gateway, Inc.
(Financials) 38,274
3,634 Hakuhodo DY Holdings, Inc.
(Communication Services) 27,754
4,642 Hamamatsu Photonics KK
(Information Technology) 54,955
3,923 Hankyu Hanshin Holdings, Inc.
(Industrials) 107,253
4,230 Haseko Corp. (Consumer
Discretionary) 56,654
319 Hikari Tsushin, Inc. (Industrials) 69,626
486 Hirose Electric Co. Ltd.
(Information Technology) 58,216
1,716 Hitachi Construction Machinery
Co. Ltd. (Industrials) 38,597
72,331 Hitachi Ltd. (Industrials) 1,806,529
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
75,735 Honda Motor Co. Ltd.
(Consumer Discretionary) $ 651,275
1,797 Hoshizaki Corp. (Industrials) 72,450
5,556 Hoya Corp. (Health Care) 712,512
8,433 Hulic Co. Ltd. (Real Estate) 75,747
2,069 Ibiden Co. Ltd. (Information
Technology) 60,671
15,787 Idemitsu Kosan Co. Ltd.
(Energy) 105,085
2,435 IHI Corp. (Industrials) 125,118
2,656 Iida Group Holdings Co. Ltd.
(Consumer Discretionary) 39,676
14,004 Inpex Corp. (Energy) 184,066
5,630 Isetan Mitsukoshi Holdings Ltd.
(Consumer Discretionary) 79,866
10,031 Isuzu Motors Ltd. (Consumer
Discretionary) 133,382
20,343 ITOCHU Corp. (Industrials) 1,000,185
4,142 J Front Retailing Co. Ltd.
(Consumer Discretionary) 49,077
7,133 Japan Airlines Co. Ltd.
(Industrials) 118,523
17,566 Japan Exchange Group, Inc.
(Financials) 210,942
116 Japan Metropolitan Fund Invest
REIT (Real Estate) 70,518
6,402 Japan Post Bank Co. Ltd.
(Financials) 60,360
32,392 Japan Post Holdings Co. Ltd.
(Financials) 323,413
3,032 Japan Post Insurance Co. Ltd.
(Financials) 63,371
23 Japan Real Estate Investment
Corp. REIT (Real Estate) 84,842
18,410 Japan Tobacco, Inc. (Consumer
Staples)
(a)
517,174
9,702 JFE Holdings, Inc. (Materials) 110,402
7,350 Kajima Corp. (Industrials) 133,752
12,179 Kansai Electric Power Co., Inc.
(The) (Utilities) 156,145
2,542 Kansai Paint Co. Ltd.
(Materials) 36,111
7,506 Kao Corp. (Consumer Staples) 325,559
2,596 Kawasaki Heavy Industries Ltd.
(Industrials) 95,692
6,292 Kawasaki Kisen Kaisha Ltd.
(Industrials) 83,476
24,693 KDDI Corp. (Communication
Services) 813,865
1,825 Keio Corp. (Industrials) 47,914
2,623 Keisei Electric Railway Co. Ltd.
(Industrials) 78,436
1,711 Kewpie Corp. (Consumer
Staples) 39,191
3,055 Keyence Corp. (Information
Technology) 1,316,507
12,769 Kikkoman Corp. (Consumer
Staples) 139,563

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
3,140 Kintetsu Group Holdings Co.
Ltd. (Industrials) $ 66,841
13,551 Kirin Holdings Co. Ltd.
(Consumer Staples) 188,533
842 Kobayashi Pharmaceutical Co.
Ltd. (Consumer Staples) 33,414
2,347 Kobe Bussan Co. Ltd.
(Consumer Staples) 58,962
1,878 Koei Tecmo Holdings Co. Ltd.
(Communication Services) 21,645
3,980 Koito Manufacturing Co. Ltd.
(Consumer Discretionary) 51,623
2,250 Kokusai Electric Corp.
(Information Technology) 37,154
14,890 Komatsu Ltd. (Industrials) 399,155
1,589 Konami Group Corp.
(Communication Services) 156,324
556 Kose Corp. (Consumer Staples) 24,841
17,658 Kubota Corp. (Industrials) 220,218
5,389 Kuraray Co. Ltd. (Materials) 72,931
1,868 Kurita Water Industries Ltd.
(Industrials) 70,897
22,110 Kyocera Corp. (Information
Technology) 216,926
4,132 Kyowa Kirin Co. Ltd. (Health
Care) 68,397
7,675 Kyushu Electric Power Co., Inc.
(Utilities) 75,429
2,334 Kyushu Railway Co.
(Industrials) 61,184
1,302 Lasertec Corp. (Information
Technology) 142,523
4,623 Lixil Corp. (Industrials) 52,591
43,429 LY Corp. (Communication
Services) 119,109
6,792 M3, Inc. (Health Care) 65,575
4,053 Makita Corp. (Industrials) 126,406
27,159 Marubeni Corp. (Industrials) 407,607
2,953 Marui Group Co. Ltd.
(Financials) 47,544
5,902 MatsukiyoCocokara & Co.
(Consumer Staples) 82,487
9,558 Mazda Motor Corp. (Consumer
Discretionary) 61,554
1,417 McDonald's Holdings Co. Japan
Ltd. (Consumer Discretionary) 58,403
15,176 Mebuki Financial Group, Inc.
(Financials) 67,147
3,048 Medipal Holdings Corp. (Health
Care) 49,307
4,004 MEIJI Holdings Co. Ltd.
(Consumer Staples) 85,313
6,433 MINEBEA MITSUMI, Inc.
(Industrials) 104,900
4,727 MISUMI Group, Inc.
(Industrials) 76,389
23,666 Mitsubishi Chemical Group
Corp. (Materials) 123,684
56,799 Mitsubishi Corp. (Industrials) 955,128
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
31,656 Mitsubishi Electric Corp.
(Industrials) $ 536,857
18,831 Mitsubishi Estate Co. Ltd. (Real
Estate) 265,754
3,009 Mitsubishi Gas Chemical Co.,
Inc. (Materials) 56,449
13,827 Mitsubishi HC Capital, Inc.
(Financials) 92,987
52,817 Mitsubishi Heavy Industries
Ltd. (Industrials) 772,816
10,771 Mitsubishi Motors Corp.
(Consumer Discretionary) 28,114
189,581 Mitsubishi UFJ Financial
Group, Inc. (Financials) 2,262,071
46,265 Mitsui & Co. Ltd. (Industrials) 966,055
2,952 Mitsui Chemicals, Inc.
(Materials) 68,186
45,290 Mitsui Fudosan Co. Ltd. (Real
Estate) 378,158
6,003 Mitsui OSK Lines Ltd.
(Industrials) 205,010
41,221 Mizuho Financial Group, Inc.
(Financials) 1,038,587
4,101 MonotaRO Co. Ltd.
(Industrials) 72,867
21,201 MS&AD Insurance Group
Holdings, Inc. (Financials) 471,635
30,129 Murata Manufacturing Co. Ltd.
(Information Technology) 503,538
4,219 NEC Corp. (Information
Technology) 358,033
7,403 Nexon Co. Ltd.
(Communication Services) 101,469
4,804 NGK Insulators Ltd.
(Industrials) 63,015
1,611 NH Foods Ltd. (Consumer
Staples) 55,189
2,107 Nichirei Corp. (Consumer
Staples) 60,354
15,936 NIDEC Corp. (Industrials) 292,331
5,409 Nikon Corp. (Consumer
Discretionary) 63,658
18,820 Nintendo Co. Ltd.
(Communication Services) 1,104,000
135 Nippon Building Fund, Inc.
REIT (Real Estate) 112,811
1,373 NIPPON EXPRESS
HOLDINGS, Inc. (Industrials) 71,226
14,774 Nippon Paint Holdings Co. Ltd.
(Materials) 100,684
38 Nippon Prologis REIT, Inc.
REIT (Real Estate) 59,738
3,100 Nippon Sanso Holdings Corp.
(Materials) 90,140
15,280 Nippon Steel Corp. (Materials) 311,226
875,443 Nippon Telegraph & Telephone
Corp. (Communication
Services) 894,184

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
2,689 Nippon Television Holdings,
Inc. (Communication Services) $ 43,911
7,412 Nippon Yusen KK (Industrials) 236,694
2,169 Nissan Chemical Corp.
(Materials) 75,287
36,531 Nissan Motor Co. Ltd.
(Consumer Discretionary) 87,299
4,245 Nisshin Seifun Group, Inc.
(Consumer Staples) 51,669
3,028 Nissin Foods Holdings Co. Ltd.
(Consumer Staples) 80,204
2,591 Niterra Co. Ltd. (Consumer
Discretionary) 79,946
1,360 Nitori Holdings Co. Ltd.
(Consumer Discretionary) 174,092
11,390 Nitto Denko Corp. (Materials) 181,105
50,083 Nomura Holdings, Inc.
(Financials) 300,595
1,715 Nomura Real Estate Holdings,
Inc. (Real Estate) 42,457
71 Nomura Real Estate Master
Fund, Inc. REIT (Real Estate) 66,989
6,450 Nomura Research Institute Ltd.
(Information Technology) 196,740
6,366 NSK Ltd. (Industrials) 27,891
10,310 NTT Data Group Corp.
(Information Technology) 198,944
11,485 Obayashi Corp. (Industrials) 163,268
478 OBIC Business Consultants Co.
Ltd. (Information Technology) 22,687
5,405 Obic Co. Ltd. (Information
Technology) 176,526
5,272 Odakyu Electric Railway Co.
Ltd. (Industrials) 56,165
15,426 Oji Holdings Corp. (Materials) 56,698
19,330 Olympus Corp. (Health Care) 303,751
3,112 Omron Corp. (Information
Technology) 98,757
6,605 Ono Pharmaceutical Co. Ltd.
(Health Care) 76,172
1,243 Open House Group Co. Ltd.
(Consumer Discretionary) 45,818
553 Oracle Corp. Japan (Information
Technology) 56,410
18,298 Oriental Land Co. Ltd.
(Consumer Discretionary) 431,057
18,496 ORIX Corp. (Financials) 414,662
46 Orix JREIT, Inc. REIT (Real
Estate) 51,058
6,824 Osaka Gas Co. Ltd. (Utilities) 149,216
3,651 Otsuka Corp. (Information
Technology) 90,725
7,355 Otsuka Holdings Co. Ltd.
(Health Care) 425,330
6,346 Pan Pacific International
Holdings Corp. (Consumer
Discretionary) 160,863
36,900 Panasonic Holdings Corp.
(Consumer Discretionary) 360,069
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
30,583 Persol Holdings Co. Ltd.
(Industrials) $ 47,019
23,585 Rakuten Group, Inc. (Consumer
Discretionary)* 134,803
24,819 Recruit Holdings Co. Ltd.
(Industrials) 1,716,185
26,942 Renesas Electronics Corp.
(Information Technology) 352,236
36,328 Resona Holdings, Inc.
(Financials) 302,360
2,938 Resonac Holdings Corp.
(Materials) 79,698
9,398 Ricoh Co. Ltd. (Information
Technology) 106,505
1,809 Rinnai Corp. (Consumer
Discretionary) 38,400
5,833 Rohm Co. Ltd. (Information
Technology) 54,568
3,269 Rohto Pharmaceutical Co. Ltd.
(Consumer Staples) 64,592
4,276 Ryohin Keikaku Co. Ltd.
(Consumer Discretionary) 87,408
2,700 Sanrio Co. Ltd. (Consumer
Discretionary) 88,775
6,054 Santen Pharmaceutical Co. Ltd.
(Health Care) 69,414
3,100 Sanwa Holdings Corp.
(Industrials) 93,071
4,510 SBI Holdings, Inc. (Financials) 113,512
1,548 SCREEN Holdings Co. Ltd.
(Information Technology) 96,909
2,381 SCSK Corp. (Information
Technology) 48,005
6,900 Secom Co. Ltd. (Industrials) 239,962
2,570 Sega Sammy Holdings, Inc.
(Consumer Discretionary) 44,971
3,704 Seibu Holdings, Inc.
(Industrials) 76,603
4,569 Seiko Epson Corp. (Information
Technology) 80,909
6,266 Sekisui Chemical Co. Ltd.
(Consumer Discretionary) 100,925
9,920 Sekisui House Ltd. (Consumer
Discretionary) 233,824
38,028 Seven & i Holdings Co. Ltd.
(Consumer Staples) 659,353
7,522 SG Holdings Co. Ltd.
(Industrials) 73,675
4,606 Sharp Corp. (Consumer
Discretionary)* 29,464
4,554 Shimadzu Corp. (Information
Technology) 127,749
784 Shimamura Co. Ltd. (Consumer
Discretionary) 44,299
1,304 Shimano, Inc. (Consumer
Discretionary) 181,901
9,006 Shimizu Corp. (Industrials) 71,240
31,963 Shin-Etsu Chemical Co. Ltd.
(Materials) 1,182,026

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
1,058 Shinko Electric Industries Co.
Ltd. (Information Technology)* $ 36,970
12,419 Shionogi & Co. Ltd. (Health
Care) 175,223
6,504 Shiseido Co. Ltd. (Consumer
Staples) 123,662
7,511 Shizuoka Financial Group, Inc.
(Financials) 66,616
936 SMC Corp. (Industrials) 396,001
456,440 SoftBank Corp.
(Communication Services) 586,867
16,203 SoftBank Group Corp.
(Communication Services) 964,078
5,882 Sohgo Security Services Co.
Ltd. (Industrials) 43,924
3,712 Sojitz Corp. (Industrials) 75,384
15,086 Sompo Holdings, Inc.
(Financials) 396,374
99,845 Sony Group Corp. (Consumer
Discretionary) 1,999,094
1,463 Square Enix Holdings Co. Ltd.
(Communication Services) 58,750
2,478 Stanley Electric Co. Ltd.
(Consumer Discretionary) 41,571
10,193 Subaru Corp. (Consumer
Discretionary) 163,328
1,700 Sugi Holdings Co. Ltd.
(Consumer Staples) 28,610
5,655 SUMCO Corp. (Information
Technology) 45,297
23,779 Sumitomo Chemical Co. Ltd.
(Materials) 57,348
19,556 Sumitomo Corp. (Industrials) 417,722
12,114 Sumitomo Electric Industries
Ltd. (Consumer Discretionary) 232,786
2,701 Sumitomo Forestry Co. Ltd.
(Consumer Discretionary) 102,062
1,904 Sumitomo Heavy Industries
Ltd. (Industrials) 40,176
4,257 Sumitomo Metal Mining Co.
Ltd. (Materials) 104,763
63,754 Sumitomo Mitsui Financial
Group, Inc. (Financials) 1,564,718
11,049 Sumitomo Mitsui Trust Group,
Inc. (Financials) 275,590
7,067 Sumitomo Realty &
Development Co. Ltd. (Real
Estate) 218,242
2,908 Sumitomo Rubber Industries
Ltd. (Consumer Discretionary) 31,910
1,127 Sundrug Co. Ltd. (Consumer
Staples) 27,660
2,080 Suntory Beverage & Food Ltd.
(Consumer Staples) 70,536
26,374 Suzuki Motor Corp. (Consumer
Discretionary) 278,605
7,912 Sysmex Corp. (Health Care) 166,685
8,974 T&D Holdings, Inc. (Financials) 169,280
2,771 Taisei Corp. (Industrials) 120,132
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
2,039 Taiyo Yuden Co. Ltd.
(Information Technology) $ 28,925
24,972 Takeda Pharmaceutical Co. Ltd.
(Health Care) 678,901
2,236 TBS Holdings, Inc.
(Communication Services) 56,397
31,510 TDK Corp. (Information
Technology) 404,719
23,861 Terumo Corp. (Health Care) 484,735
3,914 TIS, Inc. (Information
Technology) 95,488
3,469 Tobu Railway Co. Ltd.
(Industrials) 59,362
729 Toei Animation Co. Ltd.
(Communication Services) 17,644
1,789 Toho Co. Ltd. (Communication
Services) 77,940
7,662 Tohoku Electric Power Co., Inc.
(Utilities) 61,986
30,799 Tokio Marine Holdings, Inc.
(Financials) 1,141,030
2,724 Tokyo Century Corp.
(Financials) 26,816
24,757 Tokyo Electric Power Co.
Holdings, Inc. (Utilities)* 88,389
7,414 Tokyo Electron Ltd.
(Information Technology) 1,150,716
6,260 Tokyo Gas Co. Ltd. (Utilities) 187,985
9,148 Tokyu Corp. (Industrials) 106,595
9,875 Tokyu Fudosan Holdings Corp.
(Real Estate) 64,556
4,319 TOPPAN Holdings, Inc.
(Industrials) 115,233
25,124 Toray Industries, Inc.
(Materials) 159,642
4,979 Tosoh Corp. (Materials) 68,294
2,537 TOTO Ltd. (Industrials) 68,094
1,517 Toyo Suisan Kaisha Ltd.
(Consumer Staples) 106,110
2,759 Toyota Industries Corp.
(Industrials) 204,833
182,881 Toyota Motor Corp. (Consumer
Discretionary) 3,106,974
11,610 Toyota Tsusho Corp.
(Industrials) 197,204
2,197 Trend Micro, Inc. (Information
Technology) 120,379
627 Tsuruha Holdings, Inc.
(Consumer Staples) 34,614
6,865 Unicharm Corp. (Consumer
Staples) 177,859
52 United Urban Investment Corp.
REIT (Real Estate) 47,262
6,588 USS Co. Ltd. (Consumer
Discretionary) 60,864
7,901 West Japan Railway Co.
(Industrials) 148,119
4,410 Yakult Honsha Co. Ltd.
(Consumer Staples) 89,706

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
10,783 Yamada Holdings Co. Ltd.
(Consumer Discretionary) $ 32,805
6,282 Yamaha Corp. (Consumer
Discretionary) 46,032
15,240 Yamaha Motor Co. Ltd.
(Consumer Discretionary) 131,968
5,119 Yamato Holdings Co. Ltd.
(Industrials) 58,881
2,200 Yamazaki Baking Co. Ltd.
(Consumer Staples) 41,302
4,349 Yaskawa Electric Corp.
(Industrials) 113,485
3,977 Yokogawa Electric Corp.
(Information Technology) 88,260
2,183 Yokohama Rubber Co. Ltd.
(The) (Consumer Discretionary) 44,057
1,421 Zensho Holdings Co. Ltd.
(Consumer Discretionary) 85,354
1,943 ZOZO, Inc. (Consumer
Discretionary) 60,974
69,924,058
Jordan – 0.0%
2,620 Hikma Pharmaceuticals PLC
(Health Care) 64,072
Kuwait – 0.2%
24,937 Agility Public Warehousing Co.
KSC (Industrials) 21,571
16,944 Al Ahli Bank of Kuwait KSCP
(Financials) 14,878
22,888 Boubyan Bank KSCP
(Financials) 40,715
38,233 Gulf Bank KSCP (Financials) 39,663
185,299 Kuwait Finance House KSCP
(Financials) 444,717
11,130 Mabanee Co KPSC (Real
Estate) 29,644
34,854 Mobile Telecommunications
Co. KSCP (Communication
Services) 52,253
130,214 National Bank of Kuwait SAKP
(Financials) 368,410
1,011,851
Luxembourg – 0.1%
7,619 ArcelorMittal (Materials) 191,845
10,597 CVC Capital Partners PLC
(Financials)*
(b)
259,331
2,248 Reinet Investments SCA
(Financials) 59,683
510,859
Macau – 0.0%
30,890 Galaxy Entertainment Group
Ltd. (Consumer Discretionary) 137,151
40,289 Sands China Ltd. (Consumer
Discretionary)* 102,722
239,873
Shares Description Value
a
Common Stocks – (continued)
Mexico – 0.6%
524,472 America Movil SAB de CV,
Series B (Communication
Services) $ 393,762
7,747 Arca Continental SAB de CV
(Consumer Staples) 65,788
29,202 Becle SAB de CV (Consumer
Staples) 37,751
251,169 Cemex SAB de CV, Series CPO
(Materials) 138,113
8,726 Coca-Cola Femsa SAB de CV
(Consumer Staples) 69,372
3,079 El Puerto de Liverpool SAB de
CV (Consumer Discretionary) 15,494
47,677 Fibra Uno Administracion SA
de CV REIT (Real Estate) 49,962
29,209 Fomento Economico Mexicano
SAB de CV (Consumer Staples) 257,862
3,061 Fresnillo PLC (Materials) 25,134
3,003 Gruma SAB de CV, Class B
(Consumer Staples) 51,133
6,295 Grupo Aeroportuario del
Pacifico SAB de CV, Class B
(Industrials) 116,619
3,022 Grupo Aeroportuario del
Sureste SAB de CV, Class B
(Industrials) 77,432
22,616 Grupo Bimbo SAB de CV,
Series A (Consumer Staples) 66,724
8,125 Grupo Carso SAB de CV, Series
A1 (Industrials) 48,817
7,508 Grupo Comercial Chedraui SA
de CV (Consumer Staples) 49,160
865 Grupo Elektra SAB DE CV
(Financials)
(c)
—
47,910 Grupo Financiero Banorte SAB
de CV, Class O (Financials) 320,038
32,544 Grupo Financiero Inbursa SAB
de CV, Class O (Financials)* 77,107
51,892 Grupo Mexico SAB de CV,
Series B (Materials) 251,737
3,118 Industrias Penoles SAB de CV
(Materials)* 45,113
26,629 Kimberly-Clark de Mexico
SAB de CV, Class A (Consumer
Staples) 35,936
12,760 Prologis Property Mexico SA de
CV REIT (Real Estate) 38,005
82,775 Wal-Mart de Mexico SAB de
CV (Consumer Staples) 220,227
2,451,286
Netherlands – 1.2%
491 Adyen NV (Financials)*
(b)
714,831
977 Argenx SE ADR (Health Care)* 602,369
764 ASM International NV
(Information Technology) 412,668
1,555 EXOR NV (Financials) 153,810
1,841 Heineken Holding NV
(Consumer Staples) 116,668

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Netherlands – (continued)
4,775 Heineken NV (Consumer
Staples) $ 353,338
52,496 ING Groep NV (Financials) 812,732
15,223 Koninklijke Ahold Delhaize NV
(Consumer Staples) 524,964
54,985 Koninklijke KPN NV
(Communication Services) 213,194
12,959 Koninklijke Philips NV (Health
Care)* 352,995
12,770 Universal Music Group NV
(Communication Services) 307,654
3,867 Wolters Kluwer NV
(Industrials) 645,119
5,210,342
New Zealand – 0.2%
11,222 a2 Milk Co. Ltd. (The)
(Consumer Staples)* 42,220
24,429 Auckland International Airport
Ltd. (Industrials) 112,140
12,880 Contact Energy Ltd. (Utilities) 68,572
9,116 Fisher & Paykel Healthcare
Corp. Ltd. (Health Care) 205,187
13,404 Infratil Ltd. (Financials) 101,889
1,376 Mainfreight Ltd. (Industrials) 59,624
10,835 Mercury NZ Ltd. (Utilities) 42,431
21,014 Meridian Energy Ltd. (Utilities) 77,195
30,347 Spark New Zealand Ltd.
(Communication Services) 52,599
2,111 Xero Ltd. (Information
Technology)* 239,081
1,000,938
Norway – 0.4%
367 Aker ASA, Class A (Industrials) 19,089
5,098 Aker BP ASA (Energy) 104,406
12,248 AutoStore Holdings Ltd.
(Industrials)*
(b)
13,705
13,556 DNB Bank ASA (Financials) 282,898
12,116 Equinor ASA (Energy) 292,851
2,375 Frontline PLC (Energy) 38,865
3,008 Gjensidige Forsikring ASA
(Financials) 53,441
1,389 Kongsberg Gruppen ASA
(Industrials) 163,216
4,184 Leroy Seafood Group ASA
(Consumer Staples) 19,492
7,356 Mowi ASA (Consumer Staples) 133,349
2,729 Nordic Semiconductor ASA
(Information Technology)* 24,425
21,709 Norsk Hydro ASA (Materials) 134,126
13,210 Orkla ASA (Consumer Staples) 121,767
1,080 Salmar ASA (Consumer
Staples) 56,077
1,138 Schibsted ASA, Class A
(Communication Services) 38,953
1,585 Schibsted ASA, Class B
(Communication Services) 50,756
2,826 SpareBank 1 SR-Bank ASA
(Financials) 36,914
Shares Description Value
a
Common Stocks – (continued)
Norway – (continued)
7,222 Storebrand ASA (Financials) $ 79,179
9,913 Telenor ASA (Communication
Services) 116,573
3,876 TOMRA Systems ASA
(Industrials) 54,556
12,585 Var Energi ASA (Energy) 41,279
1,582 Wallenius Wilhelmsen ASA
(Industrials) 15,384
1,891,301
Philippines – 0.2%
4,119 Ayala Corp. (Industrials) 42,992
99,445 Ayala Land, Inc. (Real Estate) 48,506
32,867 Bank of the Philippine Islands
(Financials) 72,085
34,994 BDO Unibank, Inc. (Financials) 92,207
585 Globe Telecom, Inc.
(Communication Services) 20,952
13,505 International Container
Terminal Services, Inc.
(Industrials) 85,220
7,438 Jollibee Foods Corp. (Consumer
Discretionary) 32,728
4,895 Manila Electric Co. (Utilities) 39,988
29,890 Metropolitan Bank & Trust Co.
(Financials) 38,869
1,436 PLDT, Inc. (Communication
Services) 31,764
8,122 SM Investments Corp.
(Industrials) 121,203
190,496 SM Prime Holdings, Inc. (Real
Estate) 85,769
14,480 Universal Robina Corp.
(Consumer Staples) 19,497
731,780
Poland – 0.3%
10,336 Allegro.eu SA (Consumer
Discretionary)*
(b)
73,165
2,931 Bank Pekao SA (Financials) 97,824
211 Budimex SA (Industrials) 24,473
753 CCC SA (Consumer
Discretionary)* 38,499
1,148 CD Projekt SA (Communication
Services) 47,227
796 Dino Polska SA (Consumer
Staples)*
(b)
75,578
2,882 InPost SA (Industrials)* 50,469
2,267 KGHM Polska Miedz SA
(Materials) 70,977
19 LPP SA (Consumer
Discretionary) 73,207
217 mBank SA (Financials)* 28,297
9,664 ORLEN SA (Energy) 121,313
14,592 PGE Polska Grupa
Energetyczna SA (Utilities)* 24,155
14,250 Powszechna Kasa Oszczednosci
Bank Polski SA (Financials) 195,991
9,442 Powszechny Zaklad
Ubezpieczen SA (Financials) 102,682

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Poland – (continued)
554 Santander Bank Polska SA
(Financials) $ 59,593
1,083,450
Portugal – 0.1%
121,699 Banco Comercial Portugues SA,
Class R (Financials) 57,560
46,599 EDP SA (Utilities) 168,424
7,916 Galp Energia SGPS SA
(Energy) 129,886
4,567 Jeronimo Martins SGPS SA
(Consumer Staples) 88,948
3,331 Navigator Co. SA (The)
(Materials) 12,067
456,885
Qatar – 0.2%
55,957 Commercial Bank PSQC (The)
(Financials) 64,533
28,996 Dukhan Bank (Financials) 28,271
33,012 Industries Qatar QSC
(Industrials) 117,686
114,599 Masraf Al Rayan QSC
(Financials) 75,696
72,118 Mesaieed Petrochemical
Holding Co. (Materials) 30,345
11,614 Ooredoo QPSC
(Communication Services) 37,767
8,085 Qatar Electricity & Water Co.
QSC (Utilities) 35,218
9,730 Qatar Fuel QSC (Energy) 39,577
58,686 Qatar Gas Transport Co. Ltd.
(Energy) 67,245
18,456 Qatar International Islamic
Bank QSC (Financials) 53,782
27,259 Qatar Islamic Bank (Financials) 156,621
73,772 Qatar National Bank QPSC
(Financials) 346,471
1,053,212
Saudi Arabia – 1.1%
2,214 ACWA Power Co. (Utilities) 214,629
6,161 Ades Holding Co. (Energy) 29,355
2,117 Advanced Petrochemical Co.
(Materials)* 19,131
32,016 Al Rajhi Bank (Financials) 776,347
811 Al Rajhi Co. for Co-operative
Insurance (Financials)* 35,964
20,353 Alinma Bank (Financials) 150,606
4,085 Almarai Co. JSC (Consumer
Staples) 60,782
14,745 Arab National Bank (Financials) 74,963
419 Arabian Internet &
Co.mmunications Services Co.
(Information Technology) 30,737
10,177 Bank AlBilad (Financials) 94,946
8,305 Bank Al-Jazira (Financials)* 35,370
9,813 Banque Saudi Fransi
(Financials) 80,188
1,232 Bupa Arabia for Cooperative
Insurance Co. (Financials) 60,667
Shares Description Value
a
Common Stocks – (continued)
Saudi Arabia – (continued)
1,221 Co. for Cooperative Insurance
(The) (Financials) $ 42,900
8,679 Dar Al Arkan Real Estate
Development Co. (Real Estate)* 36,500
1,405 Dr Sulaiman Al Habib Medical
Services Group Co. (Health
Care) 100,301
439 Elm Co. (Information
Technology) 126,597
6,269 Etihad Etisalat Co.
(Communication Services) 92,110
9,770 Jarir Marketing Co. (Consumer
Discretionary) 33,027
1,578 Mouwasat Medical Services Co.
(Health Care) 38,265
648 Nahdi Medical Co. (Consumer
Staples) 20,284
6,942 Rabigh Refining &
Petrochemical Co. (Energy)* 15,226
24,425 Riyad Bank (Financials) 170,661
771 Riyadh Cables Group Co.
(Industrials) 26,433
3,876 SABIC Agri-Nutrients Co.
(Materials) 114,313
5,971 Sahara International
Petrochemical Co. (Materials) 38,589
397 SAL Saudi Logistics Services
(Industrials) 27,263
20,126 Saudi Arabian Mining Co.
(Materials)* 276,961
95,359 Saudi Arabian Oil Co.
(Energy)
(b)
696,746
841 Saudi Aramco Base Oil Co.
(Materials) 24,669
16,637 Saudi Awwal Bank (Financials) 137,501
14,954 Saudi Basic Industries Corp.
(Materials) 274,250
12,987 Saudi Electricity Co. (Utilities) 57,453
6,146 Saudi Industrial Investment
Group (Materials) 28,105
10,045 Saudi Investment Bank (The)
(Financials) 37,432
12,212 Saudi Kayan Petrochemical Co.
(Materials)* 22,591
48,850 Saudi National Bank (The)
(Financials) 421,939
532 Saudi Research & Media Group
(Communication Services)* 36,534
797 Saudi Tadawul Group Holding
Co. (Financials) 45,781
29,908 Saudi Telecom Co.
(Communication Services) 316,841
9,231 Savola Group (The) (Consumer
Staples)* 59,560
4,579 Yanbu National Petrochemical
Co. (Materials) 45,462
5,027,979

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Singapore – 1.1%
58,985 CapitaLand Ascendas REIT
REIT (Real Estate) $ 115,273
75,490 CapitaLand Integrated
Commercial Trust REIT (Real
Estate) 110,365
39,883 CapitaLand Investment Ltd.
(Real Estate) 81,215
7,329 City Developments Ltd. (Real
Estate) 28,482
32,809 DBS Group Holdings Ltd.
(Financials) 1,038,366
60,203 Frasers Logistics & Commercial
Trust REIT (Real Estate) 40,864
94,206 Genting Singapore Ltd.
(Consumer Discretionary) 53,756
39,979 Grab Holdings Ltd., Class A
(Industrials)* 199,895
3,785 Hafnia Ltd. (Energy) 21,810
1,575 Jardine Cycle & Carriage Ltd.
(Industrials) 33,188
23,041 Keppel Ltd. (Industrials) 115,665
34,139 Mapletree Industrial Trust REIT
(Real Estate) 59,078
55,239 Mapletree Logistics Trust REIT
(Real Estate) 52,740
38,135 Mapletree Pan Asia Commercial
Trust REIT (Real Estate) 34,988
52,452 Oversea-Chinese Banking Corp.
Ltd. (Financials) 636,944
14,435 SATS Ltd. (Industrials) 40,484
6,045 Sea Ltd. ADR (Communication
Services)* 687,921
53,623 Seatrium Ltd. (Industrials)* 77,196
14,895 Sembcorp Industries Ltd.
(Utilities) 57,996
22,001 Singapore Airlines Ltd.
(Industrials) 103,551
13,591 Singapore Exchange Ltd.
(Financials) 128,950
25,225 Singapore Technologies
Engineering Ltd. (Industrials) 84,670
118,678 Singapore Telecommunications
Ltd. (Communication Services) 274,420
10,809 STMicroelectronics NV
(Information Technology) 277,078
21,819 United Overseas Bank Ltd.
(Financials) 591,757
8,727 UOL Group Ltd. (Real Estate) 34,500
4,490 Venture Corp. Ltd. (Information
Technology) 43,103
5,024,255
South Africa – 1.0%
12,747 Absa Group Ltd. (Financials) 121,728
925 Anglo American Platinum Ltd.
(Materials) 30,406
20,110 Anglo American PLC
(Materials) 644,261
5,960 Aspen Pharmacare Holdings
Ltd. (Health Care) 54,655
Shares Description Value
a
Common Stocks – (continued)
South Africa – (continued)
5,549 Bid Corp. Ltd. (Consumer
Staples) $ 135,535
5,638 Bidvest Group Ltd. (Industrials) 86,172
1,619 Capitec Bank Holdings Ltd.
(Financials) 292,290
4,019 Clicks Group Ltd. (Consumer
Staples) 87,416
8,835 Discovery Ltd. (Financials) 94,245
4,003 Exxaro Resources Ltd. (Energy) 36,990
83,139 FirstRand Ltd. (Financials) 354,119
14,616 Gold Fields Ltd. (Materials) 207,252
8,986 Harmony Gold Mining Co. Ltd.
(Materials) 82,081
14,457 Impala Platinum Holdings Ltd.
(Materials)* 81,626
3,496 Investec Ltd. (Financials) 24,875
931 Kumba Iron Ore Ltd.
(Materials) 17,141
4,175 Mr Price Group Ltd. (Consumer
Discretionary) 66,525
27,936 MTN Group Ltd.
(Communication Services) 124,866
4,822 MultiChoice Group
(Communication Services)* 28,643
2,843 Naspers Ltd., Class N
(Consumer Discretionary) 640,250
7,244 Nedbank Group Ltd.
(Financials) 115,808
5,465 Northam Platinum Holdings
Ltd. (Materials) 34,030
80,976 Old Mutual Ltd. (Financials) 56,887
14,039 OUTsurance Group Ltd.
(Financials) 50,245
37,708 Pepkor Holdings Ltd.
(Consumer Discretionary)
(b)
55,799
8,427 Remgro Ltd. (Financials) 70,294
27,324 Sanlam Ltd. (Financials) 133,264
9,654 Sasol Ltd. (Materials) 46,961
7,876 Shoprite Holdings Ltd.
(Consumer Staples) 128,968
46,480 Sibanye Stillwater Ltd.
(Materials)* 46,007
22,442 Standard Bank Group Ltd.
(Financials) 294,294
9,839 Vodacom Group Ltd.
(Communication Services) 55,187
14,880 Woolworths Holdings Ltd.
(Consumer Discretionary) 51,764
4,350,584
South Korea – 2.8%
593 Alteogen, Inc. (Health Care)* 119,021
483 Amorepacific Corp. (Consumer
Staples) 36,077
392 AMOREPACIFIC Group
(Consumer Staples) 6,210
121 BGF retail Co. Ltd. (Consumer
Staples) 9,385
4,482 BNK Financial Group, Inc.
(Financials) 33,927

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
290 Celltrion Pharm, Inc. (Health
Care)* $ 11,766
2,477 Celltrion, Inc. (Health Care) 332,030
1,065 Cheil Worldwide, Inc.
(Communication Services) 13,871
130 CJ CheilJedang Corp.
(Consumer Staples) 24,555
204 CJ Corp. (Industrials) 14,038
140 CJ Logistics Corp. (Industrials) 8,219
379 CosmoAM&T Co. Ltd.
(Information Technology)* 16,817
898 Coway Co. Ltd. (Consumer
Discretionary) 42,420
359 CS Wind Corp. (Industrials) 10,319
3,106 Daewoo Engineering &
Construction Co. Ltd.
(Industrials)* 8,216
589 DB HiTek Co. Ltd. (Information
Technology) 13,257
725 DB Insurance Co. Ltd.
(Financials) 56,751
500 Dongsuh Cos., Inc. (Consumer
Staples) 10,018
814 Doosan Bobcat, Inc.
(Industrials) 22,639
108 Doosan Co. Ltd. (Industrials) 14,941
7,132 Doosan Enerbility Co. Ltd.
(Industrials)* 108,126
321 Doosan Robotics, Inc.
(Industrials)* 14,910
761 Ecopro BM Co. Ltd.
(Industrials)* 73,752
1,602 Ecopro Co. Ltd. (Industrials)* 87,389
402 Ecopro Materials Co. Ltd.
(Industrials)* 24,494
294 E-MART, Inc. (Consumer
Staples) 13,551
178 Enchem Co. Ltd. (Materials)* 16,230
240 F&F Co. Ltd. (Consumer
Discretionary) 9,204
727 Fila Holdings Corp. (Consumer
Discretionary) 21,184
84 Green Cross Corp. (Health
Care) 9,092
742 GS Holdings Corp. (Industrials) 22,233
648 GS Retail Co. Ltd. (Consumer
Staples) 10,753
4,576 Hana Financial Group, Inc.
(Financials) 204,683
413 Hanjin Kal Corp. (Consumer
Discretionary) 23,773
1,137 Hankook Tire & Technology Co.
Ltd. (Consumer Discretionary) 30,686
106 Hanmi Pharm Co. Ltd. (Health
Care) 20,705
302 Hanmi Science Co. Ltd. (Health
Care) 7,122
703 Hanmi Semiconductor Co. Ltd.
(Information Technology) 37,593
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
2,496 Hanon Systems (Consumer
Discretionary) $ 7,103
153 Hansol Chemical Co. Ltd.
(Materials) 10,956
556 Hanwha Corp. (Industrials) 11,917
4,245 Hanwha Life Insurance Co. Ltd.
(Financials) 8,201
2,351 Hanwha Ocean Co. Ltd.
(Industrials)* 58,984
1,729 Hanwha Solutions Corp.
(Materials) 20,103
975 Hanwha Systems Co. Ltd.
(Industrials) 16,145
698 HD Hyundai Co. Ltd. (Energy) 38,927
351 HD Hyundai Electric Co. Ltd.
(Industrials) 87,936
317 HD Hyundai Heavy Industries
Co. Ltd. (Industrials)* 49,991
1,954 HD Hyundai Infracore Co. Ltd.
(Industrials)* 10,617
147 HD Hyundai Marine Solution
Co. Ltd. (Industrials) 14,046
378 HD HYUNDAI MIPO
(Industrials)* 34,032
740 HD Korea Shipbuilding &
Offshore Engineering Co. Ltd.
(Industrials)* 108,476
499 HL Mando Co. Ltd. (Consumer
Discretionary) 13,807
1,930 HLB, Inc. (Health Care)* 99,333
4,035 HMM Co. Ltd. (Industrials) 51,947
505 Hotel Shilla Co. Ltd. (Consumer
Discretionary) 14,335
95 Hugel, Inc. (Health Care)* 17,705
298 HYBE Co. Ltd.
(Communication Services) 41,697
103 Hyundai Autoever Corp.
(Information Technology) 10,337
327 Hyundai Elevator Co. Ltd.
(Industrials) 12,517
1,204 Hyundai Engineering &
Construction Co. Ltd.
(Industrials) 23,691
619 Hyundai Glovis Co. Ltd.
(Industrials) 54,577
964 Hyundai Marine & Fire
Insurance Co. Ltd. (Financials) 18,381
1,036 Hyundai Mobis Co. Ltd.
(Consumer Discretionary) 177,859
2,251 Hyundai Motor Co. (Consumer
Discretionary) 352,563
1,201 Hyundai Rotem Co. Ltd.
(Industrials) 43,562
1,389 Hyundai Steel Co. (Materials) 20,859
4,156 Industrial Bank of Korea
(Financials) 44,329
458 JYP Entertainment Corp.
(Communication Services) 25,082

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
5,017 Kakao Corp. (Communication
Services) $ 144,211
628 Kakao Games Corp.
(Communication Services)* 8,170
3,550 KakaoBank Corp. (Financials) 56,874
361 Kakaopay Corp. (Financials)* 6,405
1,901 Kangwon Land, Inc. (Consumer
Discretionary) 24,528
6,202 KB Financial Group, Inc.
(Financials) 427,678
64 KCC Corp. (Materials) 11,079
201 KEPCO Engineering &
Construction Co., Inc.
(Industrials) 9,798
338 KEPCO Plant Service
& Engineering Co. Ltd.
(Industrials) 11,351
4,106 Kia Corp. (Consumer
Discretionary) 273,429
218 KIWOOM Securities Co. Ltd.
(Financials) 20,143
1,166 Korea Aerospace Industries Ltd.
(Industrials) 48,811
4,267 Korea Electric Power Corp.
(Utilities)* 73,102
432 Korea Gas Corp. (Utilities)* 13,827
685 Korea Investment Holdings Co.
Ltd. (Financials) 36,679
152 Korea Zinc Co. Ltd. (Materials) 128,569
3,058 Korean Air Lines Co. Ltd.
(Industrials) 56,883
476 Krafton, Inc. (Communication
Services)* 106,456
1,063 KT Corp. (Communication
Services) 37,185
1,710 KT&G Corp. (Consumer
Staples) 149,298
488 Kum Yang Co. Ltd. (Materials)* 10,319
273 Kumho Petrochemical Co. Ltd.
(Materials) 19,334
410 L&F Co. Ltd. (Industrials)* 28,890
165 LEENO Industrial, Inc.
(Information Technology) 18,250
781 LG Chem Ltd. (Materials) 158,994
1,479 LG Corp. (Industrials) 79,407
3,691 LG Display Co. Ltd.
(Information Technology)* 25,082
1,790 LG Electronics, Inc. (Consumer
Discretionary) 115,095
673 LG Energy Solution Ltd.
(Industrials)* 184,043
155 LG H&H Co. Ltd. (Consumer
Staples) 34,499
233 LG Innotek Co. Ltd.
(Information Technology) 27,040
3,555 LG Uplus Corp.
(Communication Services) 29,535
203 LIG Nex1 Co. Ltd. (Industrials) 28,681
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
302 Lotte Chemical Corp.
(Materials) $ 13,963
422 Lotte Corp. (Industrials) 6,322
336 Lotte Energy Materials Corp.
(Information Technology) 5,780
171 Lotte Shopping Co. Ltd.
(Consumer Discretionary) 7,011
267 LS Corp. (Industrials) 16,919
245 LS Electric Co. Ltd.
(Industrials) 25,289
1,515 Meritz Financial Group, Inc.
(Financials) 110,770
4,104 Mirae Asset Securities Co. Ltd.
(Financials) 25,182
2,183 NAVER Corp. (Communication
Services) 323,135
227 NCSoft Corp. (Communication
Services) 38,646
336 Netmarble Corp.
(Communication Services)*
(b)
12,765
2,054 NH Investment & Securities Co.
Ltd. (Financials) 19,612
50 NongShim Co. Ltd. (Consumer
Staples) 12,329
369 Orion Corp. (Consumer Staples) 27,138
3,770 Pan Ocean Co. Ltd. (Industrials) 9,337
459 Pearl Abyss Corp.
(Communication Services)* 13,046
847 Posco DX Co. Ltd. (Information
Technology) 12,750
470 POSCO Future M Co. Ltd.
(Industrials) 58,049
1,184 POSCO Holdings, Inc.
(Materials) 239,762
852 Posco International Corp.
(Industrials) 28,827
279 S-1 Corp. (Industrials) 12,560
238 Sam Chun Dang Pharm Co. Ltd.
(Health Care)* 16,975
293 Samsung Biologics Co. Ltd.
(Health Care)*
(b)
204,778
1,219 Samsung C&T Corp.
(Industrials) 103,983
365 Samsung Card Co. Ltd.
(Financials) 11,172
2,578 Samsung E&A Co. Ltd.
(Industrials)* 33,171
912 Samsung Electro-Mechanics
Co. Ltd. (Information
Technology) 70,604
77,640 Samsung Electronics Co. Ltd.
(Information Technology) 3,016,442
516 Samsung Fire & Marine
Insurance Co. Ltd. (Financials) 145,178
10,763 Samsung Heavy Industries Co.
Ltd. (Industrials)* 89,650
1,260 Samsung Life Insurance Co.
Ltd. (Financials) 96,732

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
853 Samsung SDI Co. Ltd.
(Information Technology) $ 155,613
603 Samsung SDS Co. Ltd.
(Information Technology) 63,410
1,031 Samsung Securities Co. Ltd.
(Financials) 35,178
69 Samyang Foods Co. Ltd.
(Consumer Staples) 25,670
7,486 Shinhan Financial Group Co.
Ltd. (Financials) 284,404
109 Shinsegae, Inc. (Consumer
Discretionary) 10,501
464 SK Biopharmaceuticals Co. Ltd.
(Health Care)* 34,391
395 SK Bioscience Co. Ltd. (Health
Care)* 13,336
8,833 SK Hynix, Inc. (Information
Technology) 1,012,434
445 SK IE Technology Co. Ltd.
(Industrials)*
(b)
8,373
946 SK Innovation Co. Ltd.
(Energy)* 77,712
1,469 SK Square Co. Ltd.
(Industrials)* 77,396
863 SK Telecom Co. Ltd.
(Communication Services) 37,983
593 SK, Inc. (Industrials) 58,065
307 SKC Co. Ltd. (Materials)* 21,764
684 S-Oil Corp. (Energy) 28,094
65 Soulbrain Co. Ltd. (Materials) 8,364
493 WONIK IPS Co. Ltd.
(Information Technology)* 8,075
10,787 Woori Financial Group, Inc.
(Financials) 129,207
908 Yuhan Corp. (Health Care) 75,111
12,416,575
Spain – 1.6%
2,846 ACS Actividades de
Construccion y Servicios SA
(Industrials) 132,141
1,221 Aena SME SA (Industrials)
(b)
264,114
7,465 Amadeus IT Group SA
(Consumer Discretionary) 523,691
94,016 Banco Bilbao Vizcaya
Argentaria SA (Financials) 887,343
249,370 Banco Santander SA
(Financials) 1,152,440
58,603 CaixaBank SA (Financials) 318,519
9,459 Cellnex Telecom SA
(Communication Services)*
(b)
339,481
4,898 EDP Renovaveis SA (Utilities) 57,320
5,255 Endesa SA (Utilities) 115,114
94,938 Iberdrola SA (Utilities) 1,352,690
18,048 Industria de Diseno Textil SA
(Consumer Discretionary) 994,671
2,075 Naturgy Energy Group SA
(Utilities) 51,109
6,711 Redeia Corp. SA (Utilities) 119,790
19,781 Repsol SA (Energy) 247,056
Shares Description Value
a
Common Stocks – (continued)
Spain – (continued)
83,045 Telefonica SA (Communication
Services) $ 375,934
6,931,413
Sweden – 2.1%
2,916 AAK AB (Consumer Staples) 78,836
3,967 AddTech AB, Class B
(Industrials) 108,995
4,685 Alfa Laval AB (Industrials) 199,219
16,132 Assa Abloy AB, Class B
(Industrials) 494,796
41,348 Atlas Copco AB, Class A
(Industrials) 659,479
24,988 Atlas Copco AB, Class B
(Industrials) 352,661
1,968 Avanza Bank Holding AB
(Financials)
(a)
42,176
1,799 Axfood AB (Consumer Staples) 38,505
6,207 Beijer Ref AB (Industrials) 97,776
4,464 Boliden AB (Materials) 133,035
6,752 Castellum AB (Real Estate)* 79,771
13,503 Embracer Group AB
(Communication Services)* 35,579
10,318 Epiroc AB, Class A (Industrials) 187,813
6,264 Epiroc AB, Class B (Industrials) 103,206
7,936 EQT AB (Financials) 240,213
10,011 Essity AB, Class B (Consumer
Staples) 275,240
2,969 Evolution AB (Consumer
Discretionary)
(b)
258,863
3,687 Fabege AB (Real Estate) 28,668
10,918 Fastighets AB Balder, Class B
(Real Estate)* 83,914
3,613 Getinge AB, Class B (Health
Care) 56,401
9,116 H & M Hennes & Mauritz
AB, Class B (Consumer
Discretionary)
(a)
126,277
32,048 Hexagon AB, Class B
(Information Technology) 272,789
1,506 Holmen AB, Class B (Materials) 56,660
6,373 Husqvarna AB, Class B
(Industrials) 36,853
1,943 Industrivarden AB, Class A
(Financials) 63,741
2,144 Industrivarden AB, Class C
(Financials) 70,198
4,438 Indutrade AB (Industrials) 113,157
2,239 Investment AB Latour, Class B
(Industrials) 56,801
7,969 Investor AB, Class A
(Financials) 216,981
29,627 Investor AB, Class B
(Financials) 811,979
747 L E Lundbergforetagen AB,
Class B (Financials) 36,191
3,741 Lifco AB, Class B (Industrials) 113,407
24,503 Nibe Industrier AB, Class B
(Industrials) 103,722
5,114 Saab AB, Class B (Industrials) 111,869

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
3,376 Sagax AB, Class B (Real Estate) $ 74,700
17,386 Sandvik AB (Industrials) 321,165
8,341 Securitas AB, Class B
(Industrials) 105,381
26,342 Skandinaviska Enskilda Banken
AB, Class A (Financials) 365,498
5,503 Skanska AB, Class B
(Industrials) 114,658
6,194 SKF AB, Class B (Industrials) 118,844
3,658 SSAB AB, Class A (Materials) 16,818
10,537 SSAB AB, Class B (Materials) 47,624
9,924 Svenska Cellulosa AB SCA,
Class B (Materials) 128,789
23,136 Svenska Handelsbanken AB,
Class A (Financials) 240,496
550 Svenska Handelsbanken AB,
Class B (Financials) 7,339
3,003 Sweco AB, Class B (Industrials) 45,022
16,554 Swedbank AB, Class A
(Financials) 324,141
3,860 Swedish Orphan Biovitrum AB
(Health Care)* 106,904
9,181 Tele2 AB, Class B
(Communication Services) 96,234
48,348 Telefonaktiebolaget LM
Ericsson, Class B (Information
Technology) 392,670
37,449 Telia Co. AB (Communication
Services) 109,581
1,755 Thule Group AB (Consumer
Discretionary)
(b)
55,195
3,478 Trelleborg AB, Class B
(Industrials) 114,863
3,155 Volvo AB, Class A (Industrials) 78,883
24,383 Volvo AB, Class B (Industrials) 606,513
7,886 Volvo Car AB, Class B
(Consumer Discretionary)*
(a)
17,229
9,234,318
Switzerland – 3.2%
26,212 ABB Ltd. (Industrials) 1,495,958
16 Chocoladefabriken Lindt &
Spruengli AG (Consumer
Staples) 184,881
8,614 Cie Financiere Richemont SA
(Consumer Discretionary) 1,199,702
4,365 DSM-Firmenich AG (Materials) 479,242
549 Geberit AG (Industrials) 330,522
150 Givaudan SA (Materials) 660,783
851 Kuehne + Nagel International
AG (Industrials) 203,429
1,156 Lonza Group AG (Health Care) 690,713
31,343 Novartis AG (Health Care) 3,318,231
358 Partners Group Holding AG
(Financials) 520,136
328 Schindler Holding AG
(Industrials) 92,890
676 Schindler Holding AG
Participation Certificates
(Industrials) 195,204
Shares Description Value
a
Common Stocks – (continued)
Switzerland – (continued)
2,470 SGS SA (Industrials) $ 245,262
2,514 Sika AG (Materials) 650,901
1,770 Straumann Holding AG (Health
Care) 230,341
467 Swatch Group AG (The)
– Bearer (Consumer
Discretionary) 84,786
876 Swatch Group AG (The)
– Registered (Consumer
Discretionary) 31,122
473 Swiss Life Holding AG
(Financials) 387,527
422 Swisscom AG (Communication
Services) 243,572
52,379 UBS Group AG (Financials) 1,693,251
2,368 Zurich Insurance Group AG
(Financials) 1,501,436
14,439,889
Taiwan – 6.6%
8,390 Accton Technology Corp.
(Information Technology) 169,696
48,652 Acer, Inc. (Information
Technology) 56,691
7,158 Advantech Co. Ltd.
(Information Technology) 73,931
1,191 Alchip Technologies Ltd.
(Information Technology) 81,214
61,229 ASE Technology Holding Co.
Ltd. (Information Technology) 285,571
42,693 Asia Cement Corp. (Materials) 55,267
4,941 Asia Vital Components Co. Ltd.
(Information Technology) 97,807
500 ASMedia Technology, Inc.
(Information Technology) 24,859
6,415 ASML Holding NV
(Information Technology) 4,461,006
498 ASPEED Technology, Inc.
(Information Technology) 62,628
11,658 Asustek Computer, Inc.
(Information Technology) 211,031
95,963 AUO Corp. (Information
Technology)* 46,086
10,846 Catcher Technology Co. Ltd.
(Information Technology) 65,611
169,405 Cathay Financial Holding Co.
Ltd. (Financials) 342,638
25,612 Chailease Holding Co. Ltd.
(Financials) 93,434
100,860 Chang Hwa Commercial Bank
Ltd. (Financials) 54,648
35,933 Cheng Shin Rubber Industry
Co. Ltd. (Consumer
Discretionary) 55,974
9,955 Chicony Electronics Co. Ltd.
(Information Technology) 48,115
47,463 China Airlines Ltd. (Industrials) 36,383
202,280 China Steel Corp. (Materials) 132,018
6,690 Chroma ATE, Inc. (Information
Technology) 84,956

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
63,159 Chunghwa Telecom Co. Ltd.
(Communication Services) $ 239,158
66,196 Compal Electronics, Inc.
(Information Technology) 75,095
302,099 CTBC Financial Holding Co.
Ltd. (Financials) 347,828
30,921 Delta Electronics, Inc.
(Information Technology) 362,679
14,978 E Ink Holdings, Inc.
(Information Technology) 129,570
254,825 E.Sun Financial Holding Co.
Ltd. (Financials) 211,812
3,748 Eclat Textile Co. Ltd.
(Consumer Discretionary) 61,153
4,860 Elite Material Co. Ltd.
(Information Technology) 70,095
1,020 eMemory Technology, Inc.
(Information Technology) 91,534
44,546 Eva Airways Corp. (Industrials) 56,980
16,704 Evergreen Marine Corp. Taiwan
Ltd. (Industrials) 111,590
49,691 Far Eastern New Century Corp.
(Industrials) 51,094
26,530 Far EasTone
Telecommunications Co. Ltd.
(Communication Services) 73,424
10,589 Feng TAY Enterprise Co. Ltd.
(Consumer Discretionary) 42,704
185,218 First Financial Holding Co. Ltd.
(Financials) 155,094
73,713 Formosa Chemicals & Fibre
Corp. (Materials) 76,815
23,045 Formosa Petrochemical Corp.
(Energy) 29,016
89,979 Formosa Plastics Corp.
(Materials) 114,541
1,535 Formosa Sumco Technology
Corp. (Information Technology) 5,340
3,312 Fortune Electric Co. Ltd.
(Industrials) 56,079
16,378 Foxconn Technology Co. Ltd.
(Information Technology) 40,538
146,933 Fubon Financial Holding Co.
Ltd. (Financials) 398,058
5,333 Giant Manufacturing Co. Ltd.
(Consumer Discretionary) 24,955
8,956 Gigabyte Technology Co. Ltd.
(Information Technology) 74,856
1,450 Global Unichip Corp.
(Information Technology) 53,120
4,505 Globalwafers Co. Ltd.
(Information Technology) 56,862
5,367 Gold Circuit Electronics Ltd.
(Information Technology) 30,649
32,236 Highwealth Construction Corp.
(Real Estate) 47,585
4,607 Hiwin Technologies Corp.
(Industrials) 32,833
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
195,371 Hon Hai Precision Industry Co.
Ltd. (Information Technology) $ 1,175,847
5,317 Hotai Motor Co. Ltd.
(Consumer Discretionary) 100,503
167,201 Hua Nan Financial Holdings
Co. Ltd. (Financials) 134,088
124,107 Innolux Corp. (Information
Technology)* 57,883
4,192 International Games System Co.
Ltd. (Communication Services) 123,890
52,116 Inventec Corp. (Information
Technology) 78,616
1,692 Jentech Precision Industrial Co.
Ltd. (Information Technology) 72,143
269,529 KGI Financial Holding Co. Ltd.
(Financials) 142,718
1,281 King Slide Works Co. Ltd.
(Information Technology) 57,577
18,480 King Yuan Electronics Co. Ltd.
(Information Technology) 71,967
1,582 Largan Precision Co. Ltd.
(Information Technology) 118,590
36,965 Lite-On Technology Corp.
(Information Technology) 118,350
1,486 Lotes Co. Ltd. (Information
Technology) 81,887
28,975 Macronix International Co. Ltd.
(Information Technology) 18,688
24,995 MediaTek, Inc. (Information
Technology) 965,697
194,817 Mega Financial Holding Co.
Ltd. (Financials) 238,401
3,623 Merida Industry Co. Ltd.
(Consumer Discretionary) 17,846
11,824 Micro-Star International Co.
Ltd. (Information Technology) 62,245
1,367 momo.com, Inc. (Consumer
Discretionary) 15,297
93,152 Nan Ya Plastics Corp.
(Materials) 110,981
3,546 Nan Ya Printed Circuit Board
Corp. (Information Technology) 12,718
19,232 Nanya Technology Corp.
(Information Technology)* 19,805
3,134 Nien Made Enterprise Co. Ltd.
(Consumer Discretionary) 38,592
9,408 Novatek Microelectronics Corp.
(Information Technology) 140,180
5,389 Oneness Biotech Co. Ltd.
(Health Care)* 17,752
1,260 Parade Technologies Ltd.
(Information Technology) 26,959
32,181 Pegatron Corp. (Information
Technology) 93,423
4,119 PharmaEssentia Corp. (Health
Care)* 73,674
2,751 Phison Electronics Corp.
(Information Technology) 39,085

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
38,203 Pou Chen Corp. (Consumer
Discretionary) $ 47,985
50,109 Powerchip Semiconductor
Manufacturing Corp.
(Information Technology)* 26,147
11,032 Powertech Technology, Inc.
(Information Technology) 41,604
9,134 President Chain Store Corp.
(Consumer Staples) 76,063
38,246 Quanta Computer, Inc.
(Information Technology) 342,628
7,543 Realtek Semiconductor Corp.
(Information Technology) 110,534
29,339 Ruentex Development Co. Ltd.
(Real Estate) 40,464
11,727 Ruentex Industries Ltd.
(Consumer Discretionary) 27,943
75,505 Shanghai Commercial &
Savings Bank Ltd. (The)
(Financials) 91,235
4,431 Shihlin Electric & Engineering
Corp. (Industrials) 27,077
239,333 Shin Kong Financial Holding
Co. Ltd. (Financials)* 85,100
8,824 Sino-American Silicon
Products, Inc. (Information
Technology) 41,698
183,575 SinoPac Financial Holdings Co.
Ltd. (Financials) 131,395
20,961 Synnex Technology
International Corp. (Information
Technology) 48,784
31,452 TA Chen Stainless Pipe
(Materials) 33,599
225,017 Taishin Financial Holding Co.
Ltd. (Financials) 118,456
114,859 Taiwan Business Bank
(Financials) 52,332
182,905 Taiwan Cooperative Financial
Holding Co. Ltd. (Financials) 140,207
11,157 Taiwan Fertilizer Co. Ltd.
(Materials) 19,200
34,544 Taiwan High Speed Rail Corp.
(Industrials) 30,042
28,652 Taiwan Mobile Co. Ltd.
(Communication Services) 99,673
392,898 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Information Technology) 12,047,114
33,858 Tatung Co. Ltd. (Industrials)* 49,354
119,103 TCC Group Holdings Co. Ltd.
(Materials) 122,832
28,903 Teco Electric and Machinery
Co. Ltd. (Industrials) 47,248
8,147 Tripod Technology Corp.
(Information Technology) 47,403
21,682 Unimicron Technology Corp.
(Information Technology) 99,456
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
78,644 Uni-President Enterprises Corp.
(Consumer Staples) $ 204,581
191,732 United Microelectronics Corp.
(Information Technology) 257,055
14,888 Vanguard International
Semiconductor Corp.
(Information Technology) 41,021
1,526 VisEra Technologies Co. Ltd.
(Information Technology) 12,332
1,174 Voltronic Power Technology
Corp. (Industrials) 66,501
46,449 Walsin Lihwa Corp.
(Industrials) 37,322
6,344 Walsin Technology Corp.
(Information Technology) 18,397
11,307 Wan Hai Lines Ltd. (Industrials) 28,891
5,813 Win Semiconductors Corp.
(Information Technology)* 20,669
49,735 Winbond Electronics Corp.
(Information Technology)* 24,574
44,802 Wistron Corp. (Information
Technology) 156,544
1,552 Wiwynn Corp. (Information
Technology) 92,452
26,104 WPG Holdings Ltd.
(Information Technology) 56,575
9,041 WT Microelectronics Co. Ltd.
(Information Technology) 30,616
7,727 Yageo Corp. (Information
Technology) 122,269
29,005 Yang Ming Marine Transport
Corp. (Industrials) 65,362
187,331 Yuanta Financial Holding Co.
Ltd. (Financials) 191,754
5,858 Yulon Finance Corp.
(Financials) 21,190
10,059 Yulon Motor Co. Ltd.
(Consumer Discretionary) 17,280
10,582 Zhen Ding Technology Holding
Ltd. (Information Technology) 37,301
29,434,282
Thailand – 0.6%
17,910 Advanced Info Service PCL,
NVDR (Communication
Services) 148,826
71,209 Airports of Thailand PCL,
NVDR (Industrials) 126,130
124,780 Asset World Corp. PCL, NVDR
(Consumer Discretionary) 12,952
15,950 B Grimm Power PCL, NVDR
(Utilities) 9,766
183,956 Bangkok Dusit Medical
Services PCL, NVDR (Health
Care) 135,429
129,419 Bangkok Expressway & Metro
PCL, NVDR (Industrials) 27,546
144,372 Banpu PCL, NVDR (Energy) 23,994
15,979 Berli Jucker PCL, NVDR
(Consumer Staples) 10,995

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Thailand – (continued)
129,510 BTS Group Holdings PCL,
NVDR (Industrials)* $ 20,957
8,576 Bumrungrad Hospital PCL,
NVDR (Health Care) 52,010
5,006 Carabao Group PCL, NVDR
(Consumer Staples) 11,202
53,164 Central Pattana PCL, NVDR
(Real Estate) 93,005
18,629 Central Plaza Hotel
PCL, NVDR (Consumer
Discretionary) 20,504
51,930 Central Retail Corp.
PCL, NVDR (Consumer
Discretionary) 50,723
64,252 Charoen Pokphand Foods PCL,
NVDR (Consumer Staples) 44,774
13,266 Com7 PCL, NVDR (Consumer
Discretionary) 10,250
91,941 CP ALL PCL, NVDR
(Consumer Staples) 164,192
22,011 CP AXTRA PCL, NVDR
(Consumer Staples) 22,301
76,300 Delta Electronics Thailand
PCL, NVDR (Information
Technology) 334,810
3,781 Electricity Generating PCL,
NVDR (Utilities) 13,119
10,890 Global Power Synergy PCL,
NVDR (Utilities) 13,812
86,476 Gulf Energy Development PCL,
NVDR (Utilities) 152,542
79,946 Home Product Center
PCL, NVDR (Consumer
Discretionary) 22,028
28,388 Indorama Ventures PCL, NVDR
(Materials) 20,693
15,131 Intouch Holdings PCL, NVDR
(Communication Services) 41,911
9,836 Kasikornbank PCL, NVDR
(Financials) 43,161
9,881 KCE Electronics PCL, NVDR
(Information Technology) 7,274
57,852 Krung Thai Bank PCL, NVDR
(Financials) 33,735
15,414 Krungthai Card PCL, NVDR
(Financials) 21,010
88,669 Land & Houses PCL, NVDR
(Real Estate) 13,961
55,681 Minor International
PCL, NVDR (Consumer
Discretionary) 43,428
10,758 Muangthai Capital PCL, NVDR
(Financials) 15,448
20,449 Ngern Tid Lor PCL, NVDR
(Financials) 10,613
27,627 Osotspa PCL, NVDR
(Consumer Staples) 17,399
22,897 PTT Exploration & Production
PCL, NVDR (Energy) 85,119
Shares Description Value
a
Common Stocks – (continued)
Thailand – (continued)
31,558 PTT Global Chemical PCL,
NVDR (Materials) $ 23,233
45,916 PTT Oil & Retail Business
PCL, NVDR (Consumer
Discretionary) 18,877
226,042 PTT PCL, NVDR (Energy) 212,548
9,947 Ratch Group PCL, NVDR
(Utilities) 8,918
13,969 SCB X PCL, NVDR
(Financials) 46,635
19,885 SCG Packaging PCL, NVDR
(Materials) 12,407
12,832 Siam Cement PCL (The),
NVDR (Materials) 68,654
27,004 Siam Global House
PCL, NVDR (Consumer
Discretionary) 12,598
13,296 Srisawad Corp. PCL, NVDR
(Financials) 15,797
142,945 Thai Beverage PCL (Consumer
Staples) 60,242
38,885 Thai Life Insurance PCL,
NVDR (Financials) 12,018
18,894 Thai Oil PCL, NVDR (Energy) 20,796
37,903 Thai Union Group PCL, NVDR
(Consumer Staples) 15,140
3,316 Tisco Financial Group PCL,
NVDR (Financials) 9,330
402,765 TMBThanachart Bank PCL,
NVDR (Financials) 20,668
167,640 True Corp. PCL, NVDR
(Communication Services)* 54,255
135,729 WHA Corp. PCL, NVDR (Real
Estate) 22,557
2,510,292
Turkey – 0.3%
1,415 AG Anadolu Grubu Holding AS
(Industrials) 13,273
10,281 Ahlatci Dogal Gaz Dagitim
Enerji VE Yatirim AS (Utilities) 5,985
45,197 Akbank TAS (Financials) 79,259
608 Akcansa Cimento AS
(Materials) 2,886
4,830 Akfen Yenilenebilir Enerji AS
(Utilities)* 2,578
21,141 Aksa Akrilik Kimya Sanayii AS
(Consumer Discretionary) 5,995
3,910 Aksa Enerji Uretim AS
(Utilities) 4,007
2,267 Alarko Holding AS (Industrials) 6,295
1,118 Alfa Solar Enerji Sanayi
VE Ticaret AS (Information
Technology) 1,626
2,686 Anadolu Anonim Turk Sigorta
Sirketi (Financials)* 7,272
3,043 Anadolu Efes Biracilik Ve Malt
Sanayii AS (Consumer Staples) 17,504
1,003 Anadolu Hayat Emeklilik AS
(Financials) 2,810

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
712 Anadolu Isuzu Otomotiv
Sanayi Ve Ticaret AS, Class C
(Industrials) $ 1,358
1,529 Arcelik AS (Consumer
Discretionary)* 6,297
19,541 Aselsan Elektronik Sanayi Ve
Ticaret AS (Industrials) 39,111
3,275 Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret AS (Industrials) 8,938
1,734 Aydem Yenilenebilir Enerji AS
(Utilities) 1,220
823 Aygaz AS (Utilities) 4,198
1,667 Baskent Dogalgaz Dagitim
Gayrimenkul Yatirim Ortakligi
AS (Utilities) 1,413
6,659 Bera Holding AS (Industrials)* 3,051
1,121 Bien Yapi Urunleri Sanayi
Turizm ve Ticaret AS
(Industrials)* 1,063
6,844 BIM Birlesik Magazalar AS
(Consumer Staples) 93,391
425 Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret AS
(Materials)* 5,545
61 Borusan Yatirim ve Pazarlama
AS (Financials) 3,911
73 Bosch Fren Sistemleri Sanayi
ve Ticaret AS (Consumer
Discretionary)* 1,495
45,052 Can2 Termik AS (Utilities)* 1,961
39 Celebi Hava Servisi AS
(Industrials) 2,387
6,601 Cimsa Cimento Sanayi VE
Ticaret AS (Materials) 7,704
13,420 Coca-Cola Icecek AS
(Consumer Staples) 20,575
448 CW Enerji Muhendislik Ticaret
VE Sanayi AS (Industrials) 2,687
3,819 DAP Gayrimenkul Gelistirme
AS (Real Estate)* 644
555 Deva Holding AS (Health Care) 1,106
14,483 Dogan Sirketler Grubu Holding
AS (Consumer Discretionary) 5,860
683 Dogu Aras Enerji Yatirimlari AS
(Utilities) 1,023
1,176 Dogus Otomotiv Servis
ve Ticaret AS (Consumer
Discretionary) 7,253
302 Eczacibasi Yatirim Holding
Ortakligi AS (Industrials) 1,776
17 EGE Endustri VE Ticaret AS
(Consumer Discretionary) 5,210
2,007 EIS Eczacibasi Ilac ve Sinai ve
Finansal Yatirimlar Sanayi ve
Ticaret AS (Consumer Staples) 2,754
30,019 Emlak Konut Gayrimenkul
Yatirim Ortakligi AS REIT
(Real Estate)* 10,952
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
3,683 Enerjisa Enerji AS (Utilities)
(b)
$ 6,634
604 Enerya Enerji AS (Utilities) 4,752
8,267 Enka Insaat ve Sanayi AS
(Industrials) 12,496
55,328 Eregli Demir ve Celik
Fabrikalari TAS (Materials) 41,106
2,808 Europower Enerji VE
Otomasyon Teknolojileri Sanayi
Ticaret AS (Industrials)* 2,850
1,035 Ford Otomotiv Sanayi AS
(Consumer Discretionary) 28,843
1,255 GEN Ilac VE Saglik Urunleri
Sanayi VE Ticaret AS (Health
Care) 3,910
1,825 Girisim Elektrik Taahhut Ticaret
Ve Sanayi AS (Industrials)* 2,446
1,213 Gubre Fabrikalari TAS
(Materials)* 8,704
17,112 Haci Omer Sabanci Holding AS
(Financials) 44,630
62,355 Hektas Ticaret TAS (Materials)* 7,386
6,118 Is Gayrimenkul Yatirim
Ortakligi AS REIT (Real
Estate)* 3,498
8,015 Is Yatirim Menkul Degerler AS
(Financials) 9,406
9,087 Izdemir Enerji Elektrik Uretim
AS (Utilities)* 1,278
2,291 Jantsa Jant Sanayi Ve Ticaret AS
(Industrials) 1,775
1,694 Kaleseramik Canakkale
Kalebodur Seramik Sanayi AS
(Industrials) 1,653
2,931 Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class A
(Materials)* 2,306
1,518 Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class B
(Materials)* 967
11,120 Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class D
(Materials)* 8,794
1,643 Kayseri Seker Fabrikasi AS
(Consumer Staples)* 938
11,128 KOC Holding AS (Industrials) 64,300
7,088 Kocaer Celik Sanayi Ve Ticaret
AS (Materials) 2,911
4,258 Kontrolmatik Enerji Ve
Muhendislik AS (Industrials) 5,893
12 Konya Cimento Sanayii AS
(Materials)* 2,436
876 Kordsa Teknik Tekstil AS
(Consumer Discretionary)* 1,811
14,983 Koza Altin Isletmeleri AS
(Materials)* 9,810
2,569 Koza Anadolu Metal Madencilik
Isletmeleri AS (Materials)* 5,216
4,442 Margun Enerji Uretim Sanayi
VE Ticaret AS (Utilities)* 2,439

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
4,466 Mavi Giyim Sanayi Ve Ticaret
AS, Class B (Consumer
Discretionary)
(b)
$ 10,650
3,742 MIA Teknoloji AS (Information
Technology)* 4,754
1,526 Migros Ticaret AS (Consumer
Staples) 21,252
1,069 MLP Saglik Hizmetleri AS
(Health Care)*
(b)
12,323
403 Nuh Cimento Sanayi AS
(Materials) 3,711
511 Otokar Otomotiv Ve Savunma
Sanayi A.S. (Industrials) 6,984
4,840 Oyak Cimento Fabrikalari AS
(Materials)* 10,099
3,526 Pegasus Hava Tasimaciligi AS
(Industrials)* 22,132
19,365 Petkim Petrokimya Holding AS
(Materials)* 10,235
12 Politeknik Metal Sanayi ve
Ticaret AS (Materials)* 2,539
178,512 Sasa Polyester Sanayi AS
(Materials)* 20,835
190 SDT Uzay VE Savunma
Teknolojileri AS (Industrials) 1,239
1,444 Selcuk Ecza Deposu Ticaret ve
Sanayi A.S. (Health Care) 3,354
2,342 Smart Gunes Enerjisi
Teknolojileri ArGE Uretim
Sanayi ve Ticaret AS
(Information Technology)* 2,648
4,283 Sok Marketler Ticaret AS
(Consumer Staples) 5,066
2,766 TAV Havalimanlari Holding AS
(Industrials)* 21,861
2,869 Tekfen Holding AS
(Industrials)* 6,780
1,916 Tofas Turk Otomobil Fabrikasi
AS (Consumer Discretionary) 10,933
3,271 Torunlar Gayrimenkul Yatirim
Ortakligi AS REIT (Real Estate) 5,453
11,559 Turk Hava Yollari AO
(Industrials)* 94,938
7,268 Turk Telekomunikasyon AS
(Communication Services)* 9,643
390 Turk Traktor ve Ziraat
Makineleri AS (Industrials) 8,744
19,721 Turkcell Iletisim Hizmetleri AS
(Communication Services) 51,463
9,534 Turkiye Halk Bankasi AS
(Financials)* 4,465
135,537 Turkiye Is Bankasi AS, Class C
(Financials) 53,239
14,874 Turkiye Petrol Rafinerileri AS
(Energy) 63,098
13,715 Turkiye Sigorta AS (Financials) 5,194
16,831 Turkiye Sinai Kalkinma Bankasi
AS (Financials)* 6,150
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
24,893 Turkiye Sise ve Cam Fabrikalari
AS (Industrials) $ 29,097
2,233 Ulker Biskuvi Sanayi AS
(Consumer Staples)* 7,214
4,829 Vestel Beyaz Esya Sanayi
ve Ticaret AS (Consumer
Discretionary) 2,374
2,043 Vestel Elektronik Sanayi
ve Ticaret AS (Consumer
Discretionary)* 3,759
54,445 Yapi ve Kredi Bankasi AS
(Financials) 46,506
2,545 Yayla Agro Gida Sanayi
VE Nakliyat AS (Consumer
Staples)* 786
1,890 YEO Teknoloji Enerji VE
Endustri AS (Industrials)* 3,033
21,971 Zorlu Enerji Elektrik Uretim AS
(Utilities)* 2,685
1,256,797
United Arab Emirates – 0.8%
48,408 Abu Dhabi Commercial Bank
PJSC (Financials) 132,056
24,140 Abu Dhabi Islamic Bank PJSC
(Financials) 85,833
49,875 Abu Dhabi National Energy Co.
PJSC (Utilities) 39,514
47,772 Abu Dhabi National Oil Co. for
Distribution PJSC (Consumer
Discretionary) 44,871
46,114 ADNOC Drilling Co. PJSC
(Energy) 66,414
127,527 Adnoc Gas PLC (Energy) 121,519
60,695 Aldar Properties PJSC (Real
Estate) 124,429
23,029 Alpha Dhabi Holding PJSC
(Industrials)* 72,353
49,946 Borouge PLC (Materials) 33,723
149,538 Dubai Electricity & Water
Authority PJSC (Utilities) 107,480
48,124 Dubai Islamic Bank PJSC
(Financials) 89,093
103,199 Emaar Properties PJSC (Real
Estate) 268,319
40,838 Emirates NBD Bank PJSC
(Financials) 222,366
57,801 Emirates Telecommunications
Group Co. PJSC
(Communication Services) 260,597
73,425 First Abu Dhabi Bank PJSC
(Financials) 255,874
12,075 International Holding Co. PJSC
(Industrials)* 1,321,558
52,293 Modon Holding PSC
(Industrials)* 48,833
44,095 Pure Health Holding PJSC
(Health Care)* 39,376
3,334,208

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – 6.9%
15,667 3i Group PLC (Financials) $ 738,594
3,890 Admiral Group PLC
(Financials) 126,725
7,130 Ashtead Group PLC
(Industrials) 570,037
5,279 Associated British Foods PLC
(Consumer Staples) 147,483
24,565 AstraZeneca PLC (Health Care) 3,313,424
15,140 Auto Trader Group PLC
(Communication Services)
(b)
161,455
43,864 Aviva PLC (Financials) 269,679
15,485 B&M European Value Retail SA
(Consumer Discretionary) 68,278
49,559 BAE Systems PLC (Industrials) 772,912
238,565 Barclays PLC (Financials) 799,916
22,150 Barratt Redrow PLC (Consumer
Discretionary) 120,414
1,676 Berkeley Group Holdings PLC
(Consumer Discretionary) 88,364
32,469 British American Tobacco PLC
(Consumer Staples) 1,233,140
99,406 BT Group PLC
(Communication Services) 201,276
5,581 Bunzl PLC (Industrials) 252,395
84,966 Centrica PLC (Utilities) 137,587
44,121 CK Hutchison Holdings Ltd.
(Industrials) 229,633
3,371 Coca-Cola Europacific Partners
PLC (Consumer Staples) 261,522
27,796 Compass Group PLC
(Consumer Discretionary) 950,734
27,408 ConvaTec Group PLC (Health
Care)
(b)
82,076
2,142 Croda International PLC
(Materials) 93,929
1,641 DCC PLC (Industrials) 119,412
36,290 Diageo PLC (Consumer
Staples) 1,085,125
22,167 DS Smith PLC (Materials) 164,122
10,602 Entain PLC (Consumer
Discretionary) 108,560
6,268 Halma PLC (Information
Technology) 215,745
5,872 Hargreaves Lansdown PLC
(Financials) 81,615
298,844 HSBC Holdings PLC
(Financials) 2,783,131
12,866 Imperial Brands PLC
(Consumer Staples) 420,117
22,124 Informa PLC (Communication
Services) 240,882
2,443 InterContinental Hotels Group
PLC (Consumer Discretionary) 304,307
4,804 Intermediate Capital Group
PLC (Financials) 129,328
30,746 International Consolidated
Airlines Group SA ADR
(Industrials) 204,153
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
2,673 Intertek Group PLC
(Industrials) $ 160,227
29,182 J Sainsbury PLC (Consumer
Staples) 96,884
41,492 JD Sports Fashion PLC
(Consumer Discretionary) 53,688
31,505 Kingfisher PLC (Consumer
Discretionary) 99,110
11,401 Land Securities Group PLC
REIT (Real Estate) 87,382
98,630 Legal & General Group PLC
(Financials) 277,430
1,001,807 Lloyds Banking Group PLC
(Financials) 675,638
6,804 London Stock Exchange Group
PLC (Financials) 974,656
37,035 M&G PLC (Financials) 93,299
33,078 Marks & Spencer Group PLC
(Consumer Staples) 160,902
22,224 Melrose Industries PLC
(Industrials) 162,256
80,099 National Grid PLC (Utilities) 1,010,565
111,666 NatWest Group PLC
(Financials) 571,565
1,906 Next PLC (Consumer
Discretionary) 244,200
10,657 Pearson PLC (Consumer
Discretionary) 167,017
5,306 Persimmon PLC (Consumer
Discretionary) 84,842
12,427 Phoenix Group Holdings PLC
(Financials) 81,188
11,314 Reckitt Benckiser Group PLC
(Consumer Staples) 698,901
30,455 RELX PLC (Industrials) 1,434,200
41,642 Rentokil Initial PLC
(Industrials) 208,435
13,515 Rightmove PLC
(Communication Services) 110,800
139,835 Rolls-Royce Holdings PLC
(Industrials)* 992,841
16,949 Sage Group PLC (The)
(Information Technology) 282,645
14,619 Schroders PLC (Financials) 58,569
20,275 Segro PLC REIT (Real Estate) 201,010
4,383 Severn Trent PLC (Utilities) 150,250
14,510 Smith & Nephew PLC (Health
Care) 183,876
5,815 Smiths Group PLC (Industrials) 130,898
1,221 Spirax Group PLC (Industrials) 111,275
18,106 SSE PLC (Utilities) 407,687
33,077 Standard Chartered PLC
(Financials) 408,822
58,630 Taylor Wimpey PLC (Consumer
Discretionary) 97,623
112,428 Tesco PLC (Consumer Staples) 523,592
40,235 Unilever PLC (Consumer
Staples) 2,404,126

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
11,330 United Utilities Group PLC
(Utilities) $ 161,219
345,026 Vodafone Group PLC
(Communication Services) 310,841
4,310 Weir Group PLC (The)
(Industrials) 121,836
2,942 Whitbread PLC (Consumer
Discretionary) 106,574
11,213 Wise PLC, Class A
(Financials)* 125,705
17,831 WPP PLC (Communication
Services) 194,730
30,903,374
United States – 5.5%
8,029 Alcon AG (Health Care) 714,317
241,533 BP PLC (Energy) 1,180,878
7,836 CSL Ltd. (Health Care) 1,440,667
670 CyberArk Software Ltd.
(Information Technology)* 216,752
15,010 Experian PLC (Industrials) 715,633
7,827 Ferrovial SE (Industrials) 322,574
2,746 GFL Environmental, Inc.
(Industrials) 130,245
67,659 GSK PLC (Health Care) 1,148,074
114,936 Haleon PLC (Consumer
Staples) 546,813
8,085 Holcim AG (Materials)* 823,550
1,352 ICON PLC (Health Care)* 284,258
7,040 James Hardie Industries PLC
CDI (Materials)* 257,791
11,190 JBS SA (Consumer Staples) 69,944
555 Monday.com Ltd. (Information
Technology)* 158,375
42,905 Nestle SA (Consumer Staples) 3,724,602
476 Roche Holding AG (Health
Care) 146,312
11,519 Roche Holding AG (Health
Care) 3,340,641
18,117 Sanofi SA (Health Care) 1,762,159
8,799 Schneider Electric SE
(Industrials) 2,262,969
101,836 Shell PLC (Energy) 3,276,742
33,683 Stellantis NV (Consumer
Discretionary) 445,981
4,717 Swiss Re AG (Financials) 696,842
7,742 Tenaris SA (Energy) 148,496
4,194 Waste Connections, Inc.
(Industrials) 813,009
24,627,624
Zambia – 0.0%
11,144 First Quantum Minerals Ltd.
(Materials)* 152,258
TOTAL COMMON STOCKS
(Cost $315,535,490)
440,711,943
Shares Description Rate Value
a
Preferred Stocks – 0.7%
Brazil – 0.3%
86,274 Banco Bradesco
SA (Financials) 11.95% $ 182,500
2,954 Braskem SA
(Materials)* 0.00 7,421
4,038 Centrais Eletricas
Brasileiras SA,
Class B (Utilities) 3.92 26,383
31,067 Cia Energetica
de Minas Gerais
(Utilities) 13.49 61,919
17,172 Cia Paranaense
de Energia -
Copel (Utilities) 3.60 27,927
22,804 Gerdau SA
(Materials) 3.86 77,533
80,460 Itau Unibanco
Holding SA
(Financials) 7.15 439,315
89,827 Itausa SA
(Financials) 6.81 146,686
75,880 Petroleo
Brasileiro SA
(Energy) 11.44 494,374
18,761 Raizen SA
(Consumer
Discretionary) 5.88 8,295
1,472,353
Chile – 0.0%
2,286 Sociedad
Quimica y
Minera de Chile
SA, Class B
(Materials) 2.12 87,108
Colombia – 0.0%
7,513 Bancolombia SA
(Financials) 9.83 61,316
Germany – 0.2%
977 Bayerische
Motoren Werke
AG (Consumer
Discretionary) 9.34 66,558
1,892 Dr. Ing hc F
Porsche AG
(Consumer
Discretionary)
(b)
3.91 118,061
2,738 Henkel AG
& Co. KGaA
(Consumer
Staples) 2.23 233,548
2,544 Porsche
Automobil
Holding SE
(Consumer
Discretionary) 2.56 93,023
409 Sartorius AG
(Health Care) 0.34 94,087

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Rate Value
a
Preferred Stocks – (continued)
Germany – (continued)
3,042 Volkswagen
AG (Consumer
Discretionary) 11.26% $ 259,350
864,627
South Korea – 0.2%
572 Hyundai Motor
Co. (Consumer
Discretionary) 9.03 65,685
360 Hyundai Motor
Co. (Consumer
Discretionary) 9.20 40,515
128 LG Chem Ltd.
(Materials) 1.86 17,433
268 LG Electronics,
Inc. (Consumer
Discretionary) 3.14 8,251
13,655 Samsung
Electronics Co.
Ltd. (Information
Technology) 3.11 452,214
50 Samsung Fire &
Marine Insurance
Co. Ltd.
(Financials) 5.51 10,412
594,510
TOTAL PREFERRED STOCKS
(Cost $3,668,442)
3,079,914
Shares Description Value
Exchange-Traded Fund – 0.4%
United States – 0.4%
79,817 iShares MSCI Malaysia ETF
(Cost $1,725,438)
1,964,296
Units Description Expiration Month Value
aa
Warrant – 0.0%
Canada – 0.0%
309 Constellation
Software, Inc.
(Information
Technology)*
(c)
(Cost $0)
03/40 —
aa
Right – 0.0%
India – 0.0%
1,079 UPL Ltd.*
(Cost $0)
12/24 —
Shares Dividend Rate Value
aa a
Investment Company – 0.3%
(d)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
1,387,042 4.511% $ 1,387,042
(Cost $1,387,042)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $322,316,412)
447,143,195
a
Securities Lending Reinvestment Vehicle – 0.8%
(d)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
3,433,482 4.541% 3,433,482
(Cost $3,433,482)
TOTAL INVESTMENTS – 100.7%
(Cost $325,749,894)
$ 450,576,677
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.7)%
(3,210,866)
NET ASSETS – 100.0%
$ 447,365,811
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(c) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
CVA — Dutch Certification
NVDR — Non-Voting Depository Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Additional Investment Information
**End swaps header**
Sector Name
% of
Market
Value
Financials 22.5%
Industrials 14.7
Information Technology 13.0
Consumer Discretionary 10.7
Health Care 8.5
Consumer Staples 6.9
Materials 6.5
Communication Services 5.6
Energy 5.0
Utilities 3.1
Real Estate 2.0
Exchange-Traded Fund 0.4
Investment Company 0.3
Securities Lending Reinvestment Vehicle 0.8
TOTAL INVESTMENTS
100.0%
FUTURES CONTRACTS
— At November 30, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
MSCI EAFE E-Mini Index 4 12/20/24 $ 466,340 $ (2,058)
MSCI Emerging Markets Index 4 12/20/24 218,120 (8,618)
Total Futures Contracts
$ (10,676)

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.8%
Communication Services – 8.7%
198,055 Alphabet, Inc., Class A $ 33,461,392
176,284 Alphabet, Inc., Class C 30,054,659
242,719 AT&T, Inc. 5,621,372
3,219 Charter Communications, Inc.,
Class A* 1,277,830
129,527 Comcast Corp., Class A 5,594,271
4,081 EchoStar Corp., Class A* 103,209
8,149 Electronic Arts, Inc. 1,333,747
6,484 Endeavor Group Holdings, Inc.,
Class A
(a)
196,919
7,513 Fox Corp., Class A 354,013
4,472 Fox Corp., Class B 200,032
6,417 Frontier Communications Parent,
Inc.* 223,376
2,415 IAC, Inc.* 114,302
12,975 Interpublic Group of Cos., Inc.
(The) 399,760
558 Liberty Broadband Corp., Class
A* 47,246
3,895 Liberty Broadband Corp., Class
C* 331,620
5,638 Liberty Global Ltd., Class A
(Belgium)* 79,665
5,299 Liberty Global Ltd., Class C
(Belgium)* 77,471
796 Liberty Media Corp.-Liberty
Formula One, Class A* 64,396
6,665 Liberty Media Corp.-Liberty
Formula One, Class C* 588,920
4,983 Live Nation Entertainment, Inc.* 688,900
8,093 Match Group, Inc.* 264,965
73,642 Meta Platforms, Inc., Class A 42,294,073
14,182 Netflix, Inc.* 12,576,739
5,283 New York Times Co. (The),
Class A 286,656
13,141 News Corp., Class A 385,689
3,479 News Corp., Class B 111,641
1,046 Nexstar Media Group, Inc. 178,437
6,608 Omnicom Group, Inc. 692,651
20,002 Paramount Global, Class B 217,022
20,380 Pinterest, Inc., Class A* 617,922
2,505 Reddit, Inc., Class A* 352,428
16,979 ROBLOX Corp., Class A* 851,157
4,247 Roku, Inc.* 293,170
7,419 Sirius XM Holdings, Inc. 199,942
35,541 Snap, Inc., Class A* 419,739
4,836 Spotify Technology SA* 2,306,579
2,187 Sunrise Communications AG,
Class A, ADR (Switzerland)* 106,091
5,562 Take-Two Interactive Software,
Inc.* 1,047,770
2,412 TKO Group Holdings, Inc.* 332,760
16,448 T-Mobile US, Inc. 4,061,669
15,077 Trade Desk, Inc. (The), Class A* 1,938,148
1,373 Trump Media & Technology
Group Corp.*
(a)
43,387
142,541 Verizon Communications, Inc. 6,320,268
61,413 Walt Disney Co. (The) 7,214,185
77,030 Warner Bros Discovery, Inc.* 807,274
Shares Description Value
aa
Common Stocks – (continued)
Communication Services – (continued)
4,314 Warner Music Group Corp.,
Class A $ 140,291
164,873,753
Consumer Discretionary – 11.2%
1,649 Abercrombie & Fitch Co., Class
A* 246,839
12,353 ADT, Inc. 94,130
14,364 Airbnb, Inc., Class A* 1,955,084
317,327 Amazon.com, Inc.* 65,969,110
2,003 Amer Sports, Inc. (Finland)* 52,739
8,967 Aptiv PLC* 497,937
8,539 Aramark 347,452
690 Asbury Automotive Group, Inc.* 179,283
2,401 Autoliv, Inc. (Sweden) 237,987
897 AutoNation, Inc.* 160,464
573 AutoZone, Inc.* 1,816,146
7,001 Bath & Body Works, Inc. 253,716
6,475 Best Buy Co., Inc. 582,750
874 Birkenstock Holding PLC
(Germany)* 45,151
1,127 Booking Holdings, Inc. 5,862,631
7,844 BorgWarner, Inc. 269,206
2,213 Boyd Gaming Corp. 163,430
1,987 Bright Horizons Family
Solutions, Inc.* 229,757
2,259 Brunswick Corp. 181,872
2,184 Burlington Stores, Inc.* 615,626
7,106 Caesars Entertainment, Inc.* 273,510
3,912 Capri Holdings Ltd.* 91,580
5,229 CarMax, Inc.* 439,079
34,351 Carnival Corp.* 873,546
3,793 Carvana Co.* 987,773
2,567 Cava Group, Inc.* 361,690
4,623 Chewy, Inc., Class A* 154,454
46,063 Chipotle Mexican Grill, Inc.* 2,833,796
974 Choice Hotels International,
Inc.
(a)
147,308
2,370 Churchill Downs, Inc.* 336,801
1,207 Columbia Sportswear Co. 105,299
37,228 Coupang, Inc. (South Korea)* 944,102
2,041 Crocs, Inc.* 215,530
9,752 D.R. Horton, Inc. 1,645,943
4,020 Darden Restaurants, Inc. 708,605
5,160 Deckers Outdoor Corp.* 1,011,154
1,934 Dick's Sporting Goods, Inc. 400,802
277 Dillard's, Inc., Class A
(a)
122,744
1,201 Domino's Pizza, Inc. 571,904
10,925 DoorDash, Inc., Class A* 1,971,744
15,917 DraftKings, Inc., Class A* 694,777
1,250 Duolingo, Inc.* 435,337
3,720 Dutch Bros, Inc., Class A* 199,876
16,620 eBay, Inc. 1,051,880
3,852 Etsy, Inc.* 211,321
4,227 Expedia Group, Inc.* 780,389
1,891 Five Below, Inc.* 175,296
3,607 Floor & Decor Holdings, Inc.,
Class A* 404,741
6,030 Flutter Entertainment PLC
(United Kingdom)* 1,666,210

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
131,997 Ford Motor Co. $ 1,469,127
13,165 GameStop Corp., Class A* 382,443
6,801 Gap, Inc. (The) 164,924
5,224 Garmin Ltd. 1,110,622
37,935 General Motors Co. 2,108,807
8,051 Gentex Corp. 246,039
4,620 Genuine Parts Co. 585,493
4,777 H&R Block, Inc. 283,181
4,111 Harley-Davidson, Inc. 138,253
4,424 Hasbro, Inc. 288,224
8,187 Hilton Worldwide Holdings, Inc. 2,074,913
33,608 Home Depot, Inc. (The) 14,422,201
1,472 Hyatt Hotels Corp., Class A 232,488
821 Installed Building Products, Inc. 187,796
3,594 International Game Technology
PLC 69,113
11,927 Las Vegas Sands Corp. 632,847
1,957 Lear Corp. 191,473
8,002 Lennar Corp., Class A 1,395,469
253 Lennar Corp., Class B 41,702
3,335 Levi Strauss & Co., Class A 58,229
2,505 Light & Wonder, Inc.* 238,075
898 Lithia Motors, Inc. 347,436
8,453 LKQ Corp. 332,118
19,202 Lowe’s Cos., Inc. 5,231,201
28,873 Lucid Group, Inc.* 62,943
3,631 Lululemon Athletica, Inc.* 1,164,316
8,413 Macy’s, Inc. 136,627
8,059 Marriott International, Inc.,
Class A 2,329,776
11,733 Mattel, Inc.* 223,162
24,252 McDonald's Corp. 7,178,834
1,584 MercadoLibre, Inc. (Brazil)* 3,144,509
1,234 Meritage Homes Corp. 235,780
7,918 MGM Resorts International* 303,576
3,073 Mobileye Global, Inc., Class A
(Israel)* 55,468
1,670 Modine Manufacturing Co.* 226,769
1,794 Mohawk Industries, Inc.* 249,061
649 Murphy USA, Inc. 355,522
40,119 NIKE, Inc., Class B 3,160,174
14,391 Norwegian Cruise Line Holdings
Ltd.* 386,974
98 NVR, Inc.* 905,087
1,963 O'Reilly Automotive, Inc.* 2,440,441
646 Penske Automotive Group, Inc. 107,585
2,975 Planet Fitness, Inc., Class A* 296,161
1,860 Polaris, Inc. 128,340
1,306 Pool Corp. 492,479
7,006 PulteGroup, Inc. 947,702
1,935 PVH Corp. 209,696
1,357 Ralph Lauren Corp. 314,010
503 RH* 193,725
23,138 Rivian Automotive, Inc., Class
A* 282,978
11,098 Ross Stores, Inc. 1,718,747
7,515 Royal Caribbean Cruises Ltd. 1,834,111
4,692 Service Corp. International 415,664
1,689 SharkNinja, Inc.* 169,829
1,457 Signet Jewelers Ltd. 145,991
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
4,591 Skechers USA, Inc., Class A* $ 292,998
37,625 Starbucks Corp. 3,855,057
7,823 Tapestry, Inc. 487,216
3,410 Taylor Morrison Home Corp.* 251,897
5,616 Tempur Sealy International, Inc. 314,384
94,185 Tesla, Inc.* 32,508,895
2,248 Texas Roadhouse, Inc. 461,447
1,742 Thor Industries, Inc. 194,407
38,166 TJX Cos., Inc. (The) 4,797,084
3,420 Toll Brothers, Inc. 564,881
1,019 TopBuild Corp.* 398,062
3,667 Tractor Supply Co. 1,040,218
1,564 Ulta Beauty, Inc.* 604,705
1,242 Vail Resorts, Inc. 222,616
4,496 Valvoline, Inc.* 178,536
12,706 VF Corp. 257,042
2,458 Viking Holdings Ltd.* 114,174
3,154 Wayfair, Inc., Class A* 145,841
1,857 Whirlpool Corp. 206,907
4,082 Williams-Sonoma, Inc. 702,186
1,014 Wingstop, Inc. 333,373
2,619 Wyndham Hotels & Resorts, Inc. 257,133
3,206 Wynn Resorts Ltd. 302,582
12,636 Yum China Holdings, Inc.
(China) 588,206
9,546 Yum! Brands, Inc. 1,326,321
212,032,880
Consumer Staples – 5.4%
14,323 Albertsons Cos., Inc., Class A 284,312
57,736 Altria Group, Inc. 3,333,677
16,073 Archer-Daniels-Midland Co. 877,586
4,379 BellRing Brands, Inc.* 343,576
4,454 BJ's Wholesale Club Holdings,
Inc.* 428,920
1,674 Brown-Forman Corp., Class A 69,237
10,163 Brown-Forman Corp., Class B 427,659
4,826 Bunge Global SA 433,085
6,577 Campbell Soup Co. 303,857
1,251 Casey's General Stores, Inc. 526,533
5,157 Celsius Holdings, Inc.* 146,717
8,318 Church & Dwight Co., Inc. 916,061
4,182 Clorox Co. (The) 699,105
131,280 Coca-Cola Co. (The) 8,412,422
176 Coca-Cola Consolidated, Inc. 229,555
27,653 Colgate-Palmolive Co. 2,672,109
16,385 Conagra Brands, Inc. 451,407
5,269 Constellation Brands, Inc., Class
A 1,269,566
14,972 Costco Wholesale Corp. 14,550,987
12,307 Coty, Inc., Class A* 90,949
5,424 Darling Ingredients, Inc.* 219,835
7,432 Dollar General Corp. 574,271
6,866 Dollar Tree, Inc.* 489,340
1,862 elf Beauty, Inc.* 241,166
7,297 Estee Lauder Cos., Inc. (The),
Class A 526,260
6,400 Flowers Foods, Inc. 144,768
18,871 General Mills, Inc. 1,250,392
5,009 Hershey Co. (The) 882,235

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Consumer Staples – (continued)
9,961 Hormel Foods Corp. $ 323,035
2,216 Ingredion, Inc. 326,505
3,541 J M Smucker Co. (The) 417,094
8,880 Kellanova 721,855
64,804 Kenvue, Inc. 1,560,480
36,094 Keurig Dr Pepper, Inc. 1,178,469
11,369 Kimberly-Clark Corp. 1,584,270
26,286 Kraft Heinz Co. (The) 840,363
22,623 Kroger Co. (The) 1,381,813
4,915 Lamb Weston Holdings, Inc. 379,635
678 Lancaster Colony Corp. 126,000
4,940 Maplebear, Inc.* 215,730
8,533 McCormick & Co., Inc. 669,073
5,749 Molson Coors Beverage Co.,
Class B 356,783
45,108 Mondelez International, Inc.,
Class A 2,929,765
23,559 Monster Beverage Corp.* 1,298,808
46,476 PepsiCo, Inc. 7,596,502
5,225 Performance Food Group Co.* 461,054
52,591 Philip Morris International, Inc. 6,997,758
1,367 Pilgrim's Pride Corp.* 70,551
1,624 Post Holdings, Inc.* 195,660
79,491 Procter & Gamble Co. (The) 14,249,557
1,885 Reynolds Consumer Products,
Inc. 52,196
3,390 Sprouts Farmers Market, Inc.* 523,687
16,629 Sysco Corp. 1,282,262
15,573 Target Corp. 2,060,464
9,517 Tyson Foods, Inc., Class A 613,847
7,683 US Foods Holding Corp.* 536,043
24,571 Walgreens Boots Alliance, Inc. 221,630
147,890 Walmart, Inc. 13,679,825
103,646,301
Energy – 3.5%
11,625 Antero Midstream Corp. 185,651
9,554 Antero Resources Corp.* 312,320
12,223 APA Corp. 276,851
33,814 Baker Hughes Co. 1,486,125
6,558 ChampionX Corp. 202,970
7,556 Cheniere Energy, Inc. 1,692,620
57,664 Chevron Corp. 9,337,532
2,112 Chord Energy Corp. 269,322
2,800 Civitas Resources, Inc. 145,264
44,184 ConocoPhillips 4,786,895
24,674 Coterra Energy, Inc. 659,289
21,059 Devon Energy Corp. 799,189
6,034 Diamondback Energy, Inc. 1,071,578
3,357 DT Midstream, Inc. 356,245
8,519 EnLink Midstream LLC* 136,389
19,232 EOG Resources, Inc. 2,562,856
19,204 EQT Corp. 872,630
7,022 Expand Energy Corp. 694,897
150,335 Exxon Mobil Corp. 17,733,517
29,795 Halliburton Co. 949,269
9,445 Hess Corp. 1,390,115
2,701 Hess Midstream LP, Class A 102,368
5,168 HF Sinclair Corp. 211,526
66,182 Kinder Morgan, Inc. 1,870,965
Shares Description Value
aa
Common Stocks – (continued)
Energy – (continued)
1,255 Kinetik Holdings, Inc. $ 74,070
5,642 Magnolia Oil & Gas Corp.,
Class A 156,509
11,307 Marathon Petroleum Corp. 1,765,588
3,862 Matador Resources Co. 231,759
4,968 Murphy Oil Corp. 161,311
3,928 Noble Corp. PLC 131,470
13,474 NOV, Inc. 215,854
23,798 Occidental Petroleum Corp. 1,203,703
19,800 ONEOK, Inc. 2,249,280
8,323 Ovintiv, Inc. 378,031
19,202 Permian Resources Corp. 300,703
14,146 Phillips 66 1,895,281
8,206 Range Resources Corp. 293,282
47,991 Schlumberger NV 2,108,725
1,600 Scorpio Tankers, Inc. (Monaco) 81,056
3,955 SM Energy Co. 178,726
7,357 Targa Resources Corp. 1,503,035
14,703 TechnipFMC PLC (United
Kingdom) 461,233
785 Texas Pacific Land Corp. 1,256,071
10,868 Valero Energy Corp. 1,511,521
3,427 Viper Energy, Inc. 185,435
2,435 Weatherford International PLC 200,401
41,181 Williams Cos., Inc. (The) 2,409,912
67,059,339
Financials – 13.9%
998 Affiliated Managers Group, Inc. 187,165
7,758 Affirm Holdings, Inc.* 543,138
17,111 Aflac, Inc. 1,950,654
23,789 AGNC Investment Corp. REIT 229,802
8,913 Allstate Corp. (The) 1,848,467
9,331 Ally Financial, Inc. 373,053
18,918 American Express Co. 5,763,936
2,449 American Financial Group, Inc. 359,660
21,780 American International Group,
Inc. 1,674,446
3,321 Ameriprise Financial, Inc. 1,906,154
16,916 Annaly Capital Management,
Inc. REIT 337,136
6,637 Aon PLC, Class A 2,598,651
13,788 Apollo Global Management, Inc. 2,413,314
12,165 Arch Capital Group Ltd. 1,225,259
6,196 Ares Management Corp., Class A 1,095,019
7,279 Arthur J Gallagher & Co. 2,272,795
1,770 Assurant, Inc. 401,967
2,665 Axis Capital Holdings Ltd. 247,952
227,740 Bank of America Corp. 10,819,927
24,985 Bank of New York Mellon Corp.
(The) 2,045,522
3,722 Bank OZK 185,988
44,709 Berkshire Hathaway, Inc., Class
B* 21,595,341
4,983 Blackrock, Inc. 5,096,612
24,245 Blackstone, Inc. 4,632,977
18,704 Block, Inc.* 1,656,239
18,826 Blue Owl Capital, Inc. 446,741
802 BOK Financial Corp. 95,334
8,170 Brown & Brown, Inc. 924,027

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
12,771 Capital One Financial Corp. $ 2,452,160
7,465 Carlyle Group, Inc. (The) 397,362
3,526 Cboe Global Markets, Inc. 761,087
50,468 Charles Schwab Corp. (The) 4,176,732
13,627 Chubb Ltd. 3,934,524
5,198 Cincinnati Financial Corp. 830,796
62,676 Citigroup, Inc. 4,441,848
15,203 Citizens Financial Group, Inc. 731,872
12,155 CME Group, Inc. 2,892,890
769 CNA Financial Corp. 38,788
6,730 Coinbase Global, Inc., Class A* 1,993,426
4,517 Comerica, Inc. 326,353
4,096 Commerce Bancshares, Inc. 302,080
8,075 Corebridge Financial, Inc. 261,388
2,296 Corpay, Inc.* 875,189
222 Credit Acceptance Corp.* 110,489
2,026 Cullen/Frost Bankers, Inc. 284,896
8,491 Discover Financial Services 1,549,013
4,735 East West Bancorp, Inc. 519,335
10,749 Equitable Holdings, Inc. 518,424
858 Erie Indemnity Co., Class A 378,000
3,583 Essent Group Ltd. 207,026
1,450 Euronet Worldwide, Inc.* 152,439
1,214 Evercore, Inc., Class A 373,791
1,112 Everest Group Ltd. 430,967
1,301 FactSet Research Systems, Inc. 638,362
8,924 Fidelity National Financial, Inc. 565,692
18,460 Fidelity National Information
Services, Inc. 1,574,638
22,846 Fifth Third Bancorp 1,097,979
3,409 First American Financial Corp. 239,141
389 First Citizens BancShares, Inc.,
Class A 892,755
4,187 First Financial Bankshares, Inc. 174,514
18,005 First Horizon Corp. 380,446
19,346 Fiserv, Inc.* 4,274,692
10,839 Franklin Resources, Inc. 246,696
3,810 Glacier Bancorp, Inc. 220,561
8,616 Global Payments, Inc. 1,024,959
3,062 Globe Life, Inc. 340,617
10,640 Goldman Sachs Group, Inc.
(The)
(b)
6,475,185
1,192 Hamilton Lane, Inc., Class A 229,341
1,220 Hanover Insurance Group, Inc.
(The) 201,312
9,943 Hartford Financial Services
Group, Inc. (The) 1,226,071
1,739 Houlihan Lokey, Inc. 328,828
49,595 Huntington Bancshares, Inc. 893,206
3,508 Interactive Brokers Group, Inc.,
Class A 670,344
19,231 Intercontinental Exchange, Inc. 3,095,422
11,249 Invesco Ltd. 203,494
2,496 Jack Henry & Associates, Inc. 439,745
2,514 Jackson Financial, Inc., Class A 251,878
4,446 Janus Henderson Group PLC 201,315
5,487 Jefferies Financial Group, Inc. 434,241
96,023 JPMorgan Chase & Co. 23,978,864
32,173 KeyCorp 626,730
766 Kinsale Capital Group, Inc. 389,465
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
22,708 KKR & Co., Inc. $ 3,698,452
2,963 Lazard, Inc. 172,061
5,802 Lincoln National Corp. 206,203
6,246 Loews Corp. 541,716
2,531 LPL Financial Holdings, Inc. 822,955
5,636 M&T Bank Corp. 1,239,864
436 Markel Group, Inc.* 777,353
1,268 MarketAxess Holdings, Inc. 328,019
16,619 Marsh & McLennan Cos., Inc. 3,876,049
27,752 Mastercard, Inc., Class A 14,790,151
19,963 MetLife, Inc. 1,761,335
5,322 Moody's Corp. 2,660,894
41,894 Morgan Stanley 5,513,669
891 Morningstar, Inc. 315,548
2,577 MSCI, Inc. 1,571,017
13,936 Nasdaq, Inc. 1,156,549
6,807 Northern Trust Corp. 756,666
10,688 Old National Bancorp 247,534
8,091 Old Republic International Corp. 315,306
4,048 OneMain Holdings, Inc. 232,153
34,577 PayPal Holdings, Inc.* 3,000,246
2,583 Pinnacle Financial Partners, Inc. 328,325
13,419 PNC Financial Services Group,
Inc. (The) 2,881,328
2,421 Popular, Inc. (Puerto Rico) 240,551
1,146 Primerica, Inc. 346,952
7,882 Principal Financial Group, Inc. 686,443
19,762 Progressive Corp. (The) 5,313,607
3,134 Prosperity Bancshares, Inc. 262,410
12,146 Prudential Financial, Inc. 1,571,814
6,333 Raymond James Financial, Inc. 1,072,050
31,196 Regions Financial Corp. 850,403
2,261 Reinsurance Group of America,
Inc. 516,412
1,749 RenaissanceRe Holdings Ltd.
(Bermuda) 500,476
16,589 Rithm Capital Corp. REIT 186,626
1,383 RLI Corp. 243,270
16,910 Robinhood Markets, Inc., Class
A* 634,801
4,172 Rocket Cos., Inc., Class A* 60,619
3,332 Ryan Specialty Holdings, Inc. 251,233
10,586 S&P Global, Inc. 5,531,291
3,448 SEI Investments Co. 284,908
2,066 Selective Insurance Group, Inc. 210,918
1,929 Shift4 Payments, Inc., Class A* 220,060
32,114 SoFi Technologies, Inc.* 526,991
2,587 SouthState Corp. 286,355
10,146 Starwood Property Trust, Inc.
REIT 206,674
10,136 State Street Corp. 998,497
2,112 StepStone Group, Inc., Class A 139,160
3,397 Stifel Financial Corp. 393,373
13,437 Synchrony Financial 907,266
4,882 Synovus Financial Corp. 278,616
7,402 T. Rowe Price Group, Inc. 916,664
13,069 Toast, Inc., Class A* 569,024
2,822 TPG, Inc. 197,427
3,974 Tradeweb Markets, Inc., Class A 538,477
7,684 Travelers Cos., Inc. (The) 2,044,251

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
45,299 Truist Financial Corp. $ 2,159,856
4,449 United Bankshares, Inc. 188,059
6,282 Unum Group 483,086
50,977 US Bancorp 2,716,564
2,908 UWM Holdings Corp. 18,931
56,546 Visa, Inc., Class A 17,816,514
3,349 Voya Financial, Inc. 277,967
10,163 W R Berkley Corp. 656,022
5,793 Webster Financial Corp. 357,892
115,190 Wells Fargo & Co. 8,774,022
3,721 Western Alliance Bancorp 348,323
1,362 WEX, Inc.* 256,955
3,464 Willis Towers Watson PLC 1,115,408
2,104 Wintrust Financial Corp. 290,373
5,020 Zions Bancorp NA 303,810
263,129,438
Health Care – 10.5%
58,620 Abbott Laboratories 6,962,297
59,749 AbbVie, Inc. 10,929,885
3,101 Acadia Healthcare Co., Inc.* 125,994
9,771 Agilent Technologies, Inc. 1,348,105
2,402 Align Technology, Inc.* 559,114
4,265 Alnylam Pharmaceuticals, Inc.* 1,079,344
18,156 Amgen, Inc. 5,135,788
22,489 Avantor, Inc.* 473,618
1,312 Bausch + Lomb Corp.* 26,004
17,396 Baxter International, Inc. 586,419
9,777 Becton Dickinson & Co. 2,169,516
4,903 Biogen, Inc.* 787,569
6,386 BioMarin Pharmaceutical, Inc.* 421,668
692 Bio-Rad Laboratories, Inc., Class
A* 235,647
5,369 Bio-Techne Corp. 404,608
2,121 Blueprint Medicines Corp.* 204,422
49,752 Boston Scientific Corp.* 4,510,516
3,652 Bridgebio Pharma, Inc.* 98,933
68,618 Bristol-Myers Squibb Co. 4,063,558
3,140 Bruker Corp. 181,963
8,242 Cardinal Health, Inc. 1,007,502
6,202 Catalent, Inc.* 379,004
5,971 Cencora, Inc. 1,502,005
17,904 Centene Corp.* 1,074,240
1,721 Charles River Laboratories
International, Inc.* 342,582
493 Chemed Corp. 282,188
9,324 Cigna Group (The) 3,149,647
6,754 Cooper Cos., Inc. (The)* 705,523
305 CorVel Corp.* 111,447
42,568 CVS Health Corp. 2,547,695
3,518 Cytokinetics, Inc.* 182,443
21,770 Danaher Corp. 5,218,051
1,558 DaVita, Inc.* 258,893
7,262 DENTSPLY SIRONA, Inc. 142,698
13,266 Dexcom, Inc.* 1,034,615
4,224 Doximity, Inc., Class A* 223,872
20,234 Edwards Lifesciences Corp.* 1,443,696
16,902 Elanco Animal Health, Inc.* 223,275
7,835 Elevance Health, Inc. 3,188,532
28,769 Eli Lilly & Co. 22,881,424
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
3,400 Encompass Health Corp. $ 349,996
1,869 Ensign Group, Inc. (The) 273,266
6,162 Exact Sciences Corp.* 382,537
8,554 Exelixis, Inc.* 311,879
14,517 GE HealthCare Technologies,
Inc. 1,208,105
42,102 Gilead Sciences, Inc. 3,897,803
1,799 Glaukos Corp.* 258,426
3,840 Globus Medical, Inc., Class A* 328,742
4,326 Halozyme Therapeutics, Inc.* 208,513
6,317 HCA Healthcare, Inc. 2,067,049
2,864 HealthEquity, Inc.* 290,811
3,966 Henry Schein, Inc.* 305,580
7,913 Hologic, Inc.* 629,084
4,103 Humana, Inc. 1,216,047
2,759 IDEXX Laboratories, Inc.* 1,163,608
5,450 Illumina, Inc.* 785,617
1,928 Immunovant, Inc.* 54,370
5,473 Incyte Corp.* 408,231
5,414 Insmed, Inc.* 406,916
994 Inspire Medical Systems, Inc.* 191,603
2,388 Insulet Corp.* 637,071
3,083 Intra-Cellular Therapies, Inc.* 264,059
11,968 Intuitive Surgical, Inc.* 6,486,656
4,816 Ionis Pharmaceuticals, Inc.* 172,076
6,021 IQVIA Holdings, Inc.* 1,209,258
2,093 Jazz Pharmaceuticals PLC* 254,488
81,480 Johnson & Johnson 12,630,215
2,865 Labcorp Holdings, Inc. 690,923
2,310 Lantheus Holdings, Inc.* 206,214
1,525 Masimo Corp.* 263,123
4,389 McKesson Corp. 2,758,486
811 Medpace Holdings, Inc.* 276,251
43,413 Medtronic PLC 3,756,961
85,794 Merck & Co., Inc. 8,720,102
716 Mettler-Toledo International,
Inc.* 895,859
11,375 Moderna, Inc.* 489,808
1,994 Molina Healthcare, Inc.* 594,013
3,987 Natera, Inc.* 668,939
3,344 Neurocrine Biosciences, Inc.* 423,852
1,214 Nuvalent, Inc., Class A* 117,370
5,825 Option Care Health, Inc.* 138,635
8,782 Organon & Co. 139,370
1,262 Penumbra, Inc.* 308,079
191,879 Pfizer, Inc. 5,029,149
7,481 QIAGEN NV* 324,900
3,771 Quest Diagnostics, Inc. 613,391
3,537 Regeneron Pharmaceuticals,
Inc.* 2,653,528
1,771 Repligen Corp.* 266,606
4,945 ResMed, Inc. 1,231,404
5,246 REVOLUTION Medicines, Inc.* 303,481
4,227 Revvity, Inc. 490,924
12,430 Roivant Sciences Ltd.* 157,985
12,967 Royalty Pharma PLC, Class A 345,700
3,011 Sarepta Therapeutics, Inc.* 401,487
4,706 Solventum Corp.* 336,526
3,333 STERIS PLC 730,127
10,751 Stryker Corp. 4,216,005

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
3,587 Summit Therapeutics, Inc.* $ 66,216
1,610 Teleflex, Inc. 310,488
2,523 Tempus AI, Inc.*
(a)
157,915
2,973 Tenet Healthcare Corp.* 424,188
12,921 Thermo Fisher Scientific, Inc. 6,843,349
1,399 United Therapeutics Corp.* 518,316
31,216 UnitedHealth Group, Inc. 19,048,003
1,938 Universal Health Services, Inc.,
Class B 397,290
3,972 Vaxcyte, Inc.* 374,718
5,050 Veeva Systems, Inc., Class A* 1,150,642
8,729 Vertex Pharmaceuticals, Inc.* 4,086,307
40,321 Viatris, Inc. 527,802
3,188 Viking Therapeutics, Inc.* 168,773
2,023 Waters Corp.* 778,289
2,473 West Pharmaceutical Services,
Inc. 805,407
6,891 Zimmer Biomet Holdings, Inc. 772,481
15,336 Zoetis, Inc. 2,687,634
199,263,322
Industrials – 9.5%
18,549 3M Co. 2,476,848
4,073 A O Smith Corp. 303,398
2,113 AAON, Inc. 288,086
1,047 Acuity Brands, Inc. 335,762
2,303 Advanced Drainage Systems,
Inc. 311,573
4,555 AECOM 532,798
2,154 AGCO Corp. 218,006
3,562 Air Lease Corp. 181,306
4,404 Alaska Air Group, Inc.* 231,650
3,013 Allegion PLC 424,351
2,970 Allison Transmission Holdings,
Inc. 351,945
22,246 American Airlines Group, Inc.* 323,012
7,836 AMETEK, Inc. 1,523,162
6,838 API Group Corp.* 258,340
1,309 Applied Industrial Technologies,
Inc. 359,608
13,786 Automatic Data Processing, Inc. 4,231,337
2,422 Axon Enterprise, Inc.* 1,566,937
4,909 AZEK Co., Inc. (The)* 260,766
19,812 Boeing Co. (The)* 3,079,577
4,331 Booz Allen Hamilton Holding
Corp. 641,768
3,951 Broadridge Financial Solutions,
Inc. 932,515
3,919 Builders FirstSource, Inc.* 730,776
3,158 BWX Technologies, Inc. 413,224
3,969 C.H. Robinson Worldwide, Inc. 419,047
760 CACI International, Inc., Class
A* 349,509
1,562 Carlisle Cos., Inc. 713,365
28,529 Carrier Global Corp. 2,207,289
16,398 Caterpillar, Inc. 6,659,392
1,435 Chart Industries, Inc.* 277,314
11,605 Cintas Corp. 2,620,293
11,842 Clarivate PLC* 67,855
1,728 Clean Harbors, Inc.* 449,436
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
26,478 CNH Industrial NV $ 332,564
1,212 Comfort Systems USA, Inc. 597,843
28,902 Copart, Inc.* 1,832,098
3,571 Core & Main, Inc., Class A* 173,372
1,647 Crane Co. 299,886
65,467 CSX Corp. 2,392,819
4,653 Cummins, Inc. 1,745,061
1,316 Curtiss-Wright Corp. 491,697
5,128 Dayforce, Inc.* 410,189
8,459 Deere & Co. 3,941,048
21,843 Delta Air Lines, Inc. 1,394,020
4,145 Donaldson Co., Inc. 323,517
4,671 Dover Corp. 961,759
9,501 Dun & Bradstreet Holdings, Inc. 120,663
13,406 Eaton Corp. PLC 5,032,881
1,570 EMCOR Group, Inc. 800,888
19,332 Emerson Electric Co. 2,563,423
4,141 Equifax, Inc. 1,083,120
1,949 Esab Corp. 251,577
1,649 Everus Construction Group,
Inc.* 104,975
5,270 ExlService Holdings, Inc.* 244,317
4,831 Expeditors International of
Washington, Inc. 587,643
1,713 Exponent, Inc. 169,090
19,440 Fastenal Co. 1,624,406
7,594 FedEx Corp. 2,298,476
6,457 Ferguson Enterprises, Inc. 1,394,260
4,521 Flowserve Corp. 275,871
5,797 Fluor Corp.* 325,386
11,919 Fortive Corp. 945,534
4,220 Fortune Brands Innovations, Inc. 330,426
3,408 FTAI Aviation Ltd. 575,339
1,182 FTI Consulting, Inc.* 239,379
1,173 GATX Corp. 192,560
9,294 GE Vernova, Inc.* 3,105,311
2,044 Generac Holdings, Inc.* 384,681
7,650 General Dynamics Corp. 2,172,676
36,596 General Electric Co. 6,666,327
5,585 Genpact Ltd. 257,804
5,763 Graco, Inc. 524,894
4,014 GXO Logistics, Inc.* 244,172
1,412 HEICO Corp. 385,998
2,565 HEICO Corp., Class A 541,549
2,887 Hexcel Corp. 183,007
21,985 Honeywell International, Inc. 5,120,966
13,734 Howmet Aerospace, Inc. 1,625,831
1,832 Hubbell, Inc. 842,885
1,341 Huntington Ingalls Industries,
Inc. 265,411
2,599 IDEX Corp. 599,407
9,983 Illinois Tool Works, Inc. 2,770,482
13,639 Ingersoll Rand, Inc. 1,420,775
2,748 ITT, Inc. 429,018
2,733 J.B. Hunt Transport Services, Inc. 516,838
4,193 Jacobs Solutions, Inc. 592,177
22,462 Johnson Controls International
PLC 1,883,663
4,466 KBR, Inc. 271,667
2,000 Kirby Corp.* 253,020

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
5,394 Knight-Swift Transportation
Holdings, Inc. $ 320,188
6,432 L3Harris Technologies, Inc. 1,583,880
1,230 Landstar System, Inc. 228,682
4,573 Leidos Holdings, Inc. 756,374
1,082 Lennox International, Inc. 721,835
1,748 Leonardo DRS, Inc.* 60,778
1,924 Lincoln Electric Holdings, Inc. 420,356
8,070 Lockheed Martin Corp. 4,272,339
12,256 Lyft, Inc., Class A* 212,764
7,350 Masco Corp. 592,116
2,162 MasTec, Inc.* 311,458
2,087 Maximus, Inc. 155,482
1,823 Middleby Corp. (The)* 261,400
1,271 MSA Safety, Inc. 220,913
1,540 MSC Industrial Direct Co., Inc.,
Class A 132,255
3,837 Mueller Industries, Inc. 309,914
3,963 NEXTracker, Inc., Class A* 151,228
1,861 Nordson Corp. 485,702
7,634 Norfolk Southern Corp. 2,105,839
4,944 Northrop Grumman Corp. 2,420,830
5,670 nVent Electric PLC 444,018
6,402 Old Dominion Freight Line, Inc. 1,441,346
2,243 Oshkosh Corp. 254,827
13,631 Otis Worldwide Corp. 1,403,720
2,925 Owens Corning 601,438
17,591 PACCAR, Inc. 2,058,147
4,334 Parker-Hannifin Corp. 3,046,369
1,576 Parsons Corp.* 151,154
10,940 Paychex, Inc. 1,600,194
1,752 Paycom Software, Inc. 406,324
1,498 Paylocity Holding Corp.* 310,895
5,641 Pentair PLC 614,813
4,893 Quanta Services, Inc. 1,685,736
908 RBC Bearings, Inc.* 304,280
2,279 Regal Rexnord Corp. 393,606
6,982 Republic Services, Inc. 1,524,171
3,442 Robert Half, Inc. 256,808
3,836 Rockwell Automation, Inc. 1,132,157
10,047 Rollins, Inc. 505,665
45,032 RTX Corp. 5,486,249
901 Saia, Inc.* 512,741
1,675 Science Applications
International Corp. 208,119
5,217 Sensata Technologies Holding
PLC 167,674
1,458 Simpson Manufacturing Co., Inc. 274,687
1,521 SiteOne Landscape Supply, Inc.* 233,093
1,751 Snap-on, Inc. 647,327
20,478 Southwest Airlines Co. 662,668
1,488 SPX Technologies, Inc.* 262,543
7,342 SS&C Technologies Holdings,
Inc. 567,830
5,220 Stanley Black & Decker, Inc. 466,929
9,075 Tetra Tech, Inc. 376,703
6,387 Textron, Inc. 546,919
2,236 Timken Co. (The) 173,178
3,572 Toro Co. (The) 311,050
7,623 Trane Technologies PLC 3,172,845
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
1,862 TransDigm Group, Inc. $ 2,333,030
6,628 TransUnion 672,742
3,737 Trex Co., Inc.* 280,387
1,099 TriNet Group, Inc. 102,680
68,716 Uber Technologies, Inc.* 4,944,803
2,017 UFP Industries, Inc. 274,110
287 U-Haul Holding Co.* 20,282
3,480 U-Haul Holding Co.
(a)
217,291
1,304 UL Solutions, Inc., Class A 70,064
20,615 Union Pacific Corp. 5,043,666
11,157 United Airlines Holdings, Inc.* 1,080,332
24,715 United Parcel Service, Inc.,
Class B 3,354,320
2,232 United Rentals, Inc. 1,932,912
690 Valmont Industries, Inc. 240,023
7,544 Veralto Corp. 816,185
4,824 Verisk Analytics, Inc. 1,419,269
11,580 Vertiv Holdings Co., Class A 1,477,608
1,494 W.W. Grainger, Inc. 1,800,778
13,565 Waste Management, Inc. 3,095,804
1,163 Watsco, Inc. 641,511
938 Watts Water Technologies, Inc.,
Class A 202,411
1,534 WESCO International, Inc. 324,548
5,916 Westinghouse Air Brake
Technologies Corp. 1,186,868
6,403 WillScot Holdings Corp.* 244,851
2,058 Woodward, Inc. 371,099
3,905 XPO, Inc.* 595,161
8,103 Xylem, Inc. 1,027,055
180,555,237
Information Technology – 29.8%
21,202 Accenture PLC, Class A (Ireland) 7,682,969
14,883 Adobe, Inc.* 7,678,586
54,412 Advanced Micro Devices, Inc.* 7,463,966
5,112 Akamai Technologies, Inc.* 480,630
1,915 Altair Engineering, Inc., Class
A* 202,243
3,830 Amdocs Ltd. 332,138
3,742 Amkor Technology, Inc. 98,938
40,158 Amphenol Corp., Class A 2,917,479
16,757 Analog Devices, Inc. 3,653,864
2,940 ANSYS, Inc.* 1,032,234
643 Appfolio, Inc., Class A* 163,161
501,056 Apple, Inc. 118,915,620
27,841 Applied Materials, Inc. 4,864,101
7,598 AppLovin Corp., Class A* 2,558,627
8,157 Arista Networks, Inc.* 3,310,274
1,871 Arrow Electronics, Inc.* 224,819
1,484 ASGN, Inc.* 135,860
920 Aspen Technology, Inc.* 230,000
3,568 Astera Labs, Inc.* 368,396
5,304 Atlassian Corp., Class A* 1,398,028
31,857 Aurora Innovation, Inc.* 206,115
7,271 Autodesk, Inc.* 2,122,405
5,466 Bentley Systems, Inc., Class B 270,567
3,482 BILL Holdings, Inc.* 314,146
154,857 Broadcom, Inc. 25,099,223
9,240 Cadence Design Systems, Inc.* 2,834,924

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
12,262 CCC Intelligent Solutions
Holdings, Inc.* $ 154,501
4,565 CDW Corp. 803,120
4,935 Ciena Corp.* 344,068
1,837 Cirrus Logic, Inc.* 191,875
135,114 Cisco Systems, Inc. 8,000,100
10,118 Cloudflare, Inc., Class A* 1,010,080
5,956 Cognex Corp. 238,121
16,868 Cognizant Technology Solutions
Corp., Class A 1,357,705
4,288 Coherent Corp.* 429,486
1,466 Commvault Systems, Inc.* 251,551
7,647 Confluent, Inc., Class A* 235,833
26,373 Corning, Inc. 1,283,574
7,756 Crowdstrike Holdings, Inc.,
Class A* 2,683,343
10,203 Datadog, Inc., Class A* 1,558,508
10,192 Dell Technologies, Inc., Class C 1,300,397
6,928 DocuSign, Inc.* 552,092
2,047 Dolby Laboratories, Inc., Class A 160,321
8,071 Dropbox, Inc., Class A* 223,244
9,035 Dynatrace, Inc.* 507,677
2,823 Elastic NV* 309,006
4,437 Enphase Energy, Inc.* 316,580
5,127 Entegris, Inc. 541,565
1,871 EPAM Systems, Inc.* 456,374
1,981 F5, Inc.* 495,943
1,245 Fabrinet (Thailand)* 292,052
814 Fair Isaac Corp.* 1,933,274
3,435 First Solar, Inc.* 684,492
13,454 Flex Ltd.* 524,302
20,897 Fortinet, Inc.* 1,986,260
2,546 Gartner, Inc.* 1,318,650
18,452 Gen Digital, Inc. 569,244
4,175 Gitlab, Inc., Class A* 266,156
2,610 GLOBALFOUNDRIES, Inc.* 112,883
1,420 Globant SA* 323,419
4,591 GoDaddy, Inc., Class A* 907,044
2,640 Guidewire Software, Inc.* 535,630
5,156 HashiCorp, Inc., Class A* 173,345
44,238 Hewlett Packard Enterprise Co. 938,730
32,574 HP, Inc. 1,154,097
1,658 HubSpot, Inc.* 1,195,501
1,642 Informatica, Inc., Class A* 43,546
941 Insight Enterprises, Inc.* 147,219
144,759 Intel Corp. 3,481,454
31,190 International Business Machines
Corp. 7,092,918
9,225 Intuit, Inc. 5,919,959
3,767 Jabil, Inc. 511,672
10,951 Juniper Networks, Inc. 393,360
5,898 Keysight Technologies, Inc.* 1,007,614
4,534 KLA Corp. 2,933,634
2,201 Klaviyo, Inc., Class A* 81,745
43,786 Lam Research Corp. 3,234,910
4,694 Lattice Semiconductor Corp.* 266,385
852 Littelfuse, Inc. 210,163
1,877 MACOM Technology Solutions
Holdings, Inc.* 249,303
2,085 Manhattan Associates, Inc.* 595,142
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
29,203 Marvell Technology, Inc. $ 2,706,826
17,916 Microchip Technology, Inc. 1,221,334
37,478 Micron Technology, Inc. 3,670,970
248,275 Microsoft Corp. 105,134,532
6,182 MicroStrategy, Inc., Class A* 2,395,340
2,176 MKS Instruments, Inc. 247,281
2,393 MongoDB, Inc.* 771,719
1,594 Monolithic Power Systems, Inc. 904,818
5,632 Motorola Solutions, Inc. 2,814,310
6,913 NetApp, Inc. 847,810
1,225 Novanta, Inc.* 204,551
8,333 Nutanix, Inc., Class A* 543,978
797,626 NVIDIA Corp. 110,271,795
5,485 Okta, Inc.* 425,417
14,452 ON Semiconductor Corp.* 1,027,826
1,662 Onto Innovation, Inc.* 272,867
54,825 Oracle Corp. 10,133,853
67,090 Palantir Technologies, Inc., Class
A* 4,500,397
10,904 Palo Alto Networks, Inc.* 4,228,789
2,814 Procore Technologies, Inc.* 228,497
4,027 PTC, Inc.* 805,642
10,540 Pure Storage, Inc., Class A* 558,515
3,231 Qorvo, Inc.* 223,101
37,673 QUALCOMM, Inc. 5,972,301
1,239 Qualys, Inc.* 190,310
3,724 Rambus, Inc.* 215,284
3,624 Roper Technologies, Inc. 2,052,779
31,416 Salesforce, Inc. 10,366,966
6,733 Samsara, Inc., Class A* 360,148
6,640 Seagate Technology Holdings
PLC 672,831
8,811 SentinelOne, Inc., Class A* 246,267
6,964 ServiceNow, Inc.* 7,308,300
5,488 Skyworks Solutions, Inc. 480,694
4,554 Smartsheet, Inc., Class A* 254,796
10,763 Snowflake, Inc., Class A* 1,881,372
1,251 SPS Commerce, Inc.* 241,531
17,130 Super Micro Computer, Inc.* 559,123
5,191 Synopsys, Inc.* 2,899,122
2,540 TD SYNNEX Corp. 302,235
10,278 TE Connectivity PLC
(Switzerland) 1,553,211
1,578 Teledyne Technologies, Inc.* 765,740
3,891 Tenable Holdings, Inc.* 163,344
5,322 Teradyne, Inc. 585,420
30,822 Texas Instruments, Inc. 6,196,147
8,240 Trimble, Inc.* 601,273
5,180 Twilio, Inc., Class A* 541,517
1,428 Tyler Technologies, Inc.* 898,455
13,396 UiPath, Inc., Class A* 190,357
10,115 Unity Software, Inc.* 243,873
1,497 Universal Display Corp. 246,286
2,875 VeriSign, Inc.* 538,143
5,261 Vontier Corp. 206,547
11,538 Western Digital Corp.* 842,159
7,071 Workday, Inc., Class A* 1,767,679
1,751 Zebra Technologies Corp., Class
A* 712,657

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
6,005 Zeta Global Holdings Corp.,
Class A* $ 127,907
8,757 Zoom Communications, Inc.,
Class A* 724,116
3,153 Zscaler, Inc.* 651,378
562,748,916
Materials – 2.4%
7,410 Air Products and Chemicals, Inc. 2,477,385
4,024 Albemarle Corp. 433,385
8,679 Alcoa Corp. 402,966
48,776 Amcor PLC 518,977
14,486 Anglogold Ashanti PLC (United
Kingdom) 361,281
2,252 AptarGroup, Inc. 389,506
1,712 Ashland, Inc. 133,639
4,193 ATI, Inc.* 252,293
2,735 Avery Dennison Corp. 563,273
7,602 Axalta Coating Systems Ltd.* 307,577
10,191 Ball Corp. 633,473
3,955 Berry Global Group, Inc. 285,986
1,659 Carpenter Technology Corp. 321,912
3,709 Celanese Corp. 271,536
6,082 CF Industries Holdings, Inc. 545,312
16,045 Cleveland-Cliffs, Inc.* 199,760
3,978 Commercial Metals Co. 245,403
23,572 Corteva, Inc. 1,467,121
23,114 CRH PLC 2,363,869
4,098 Crown Holdings, Inc. 377,385
23,717 Dow, Inc. 1,048,529
12,808 DuPont de Nemours, Inc. 1,070,621
1,133 Eagle Materials, Inc. 350,006
3,985 Eastman Chemical Co. 417,309
8,542 Ecolab, Inc. 2,124,993
7,608 Element Solutions, Inc. 218,197
4,294 FMC Corp. 253,732
48,429 Freeport-McMoRan, Inc. 2,140,562
10,169 Graphic Packaging Holding Co. 305,985
5,671 Huntsman Corp. 111,038
8,683 International Flavors &
Fragrances, Inc. 793,279
11,705 International Paper Co. 688,605
16,137 Linde PLC 7,438,996
2,211 Louisiana-Pacific Corp. 261,340
8,684 LyondellBasell Industries NV,
Class A 723,725
1,091 Magnera Corp.* 22,344
2,077 Martin Marietta Materials, Inc. 1,246,200
10,988 Mosaic Co. (The) 290,743
38,846 Newmont Corp. 1,629,201
8,072 Nucor Corp. 1,248,658
4,110 Olin Corp. 175,045
3,043 Packaging Corp. of America 757,251
7,891 PPG Industries, Inc. 981,404
1,847 Reliance, Inc. 593,330
2,267 Royal Gold, Inc. 331,571
4,298 RPM International, Inc. 596,476
4,933 Sealed Air Corp. 180,548
7,890 Sherwin-Williams Co. (The) 3,135,486
2,729 Silgan Holdings, Inc. 156,999
Shares Description Value
aa
Common Stocks – (continued)
Materials – (continued)
17,344 Smurfit WestRock PLC $ 954,267
3,360 Sonoco Products Co. 174,317
2,993 Southern Copper Corp. (Mexico) 300,348
4,933 Steel Dynamics, Inc. 716,617
4,079 Summit Materials, Inc., Class A* 207,784
7,716 United States Steel Corp. 314,581
4,488 Vulcan Materials Co. 1,293,127
1,116 Westlake Corp. 143,294
45,948,547
Real Estate – 2.5%
3,408 Agree Realty Corp. REIT 261,734
5,337 Alexandria Real Estate Equities,
Inc. REIT 588,298
11,488 American Homes 4 Rent, Class
A REIT 439,876
15,799 American Tower Corp. REIT 3,301,991
9,719 Americold Realty Trust, Inc.
REIT 231,895
4,829 AvalonBay Communities, Inc.
REIT 1,136,505
10,320 Brixmor Property Group, Inc.
REIT 310,322
4,941 BXP, Inc. REIT 405,113
3,589 Camden Property Trust REIT 451,496
10,398 CBRE Group, Inc., Class A* 1,455,616
13,764 CoStar Group, Inc.* 1,119,564
14,717 Crown Castle, Inc. REIT 1,563,681
7,683 CubeSmart REIT 380,770
11,061 Digital Realty Trust, Inc. REIT 2,164,527
1,618 EastGroup Properties, Inc. REIT 278,636
3,185 Equinix, Inc. REIT 3,126,014
6,120 Equity LifeStyle Properties, Inc.
REIT 436,540
11,570 Equity Residential REIT 886,956
2,176 Essex Property Trust, Inc. REIT 675,561
7,124 Extra Space Storage, Inc. REIT 1,217,919
2,539 Federal Realty Investment Trust
REIT 296,174
4,534 First Industrial Realty Trust, Inc.
REIT 242,342
8,930 Gaming and Leisure Properties,
Inc. REIT 460,877
12,222 Healthcare Realty Trust, Inc.
REIT 223,907
23,592 Healthpeak Properties, Inc. REIT 518,788
23,513 Host Hotels & Resorts, Inc.
REIT 433,109
19,496 Invitation Homes, Inc. REIT 667,738
9,848 Iron Mountain, Inc. REIT 1,217,902
1,620 Jones Lang LaSalle, Inc.* 454,572
3,981 Kilroy Realty Corp. REIT 165,331
22,530 Kimco Realty Corp. REIT 576,092
2,980 Lamar Advertising Co., Class
A REIT 399,380
2,379 Lineage, Inc. REIT 150,876
3,992 Mid-America Apartment
Communities, Inc. REIT 655,327
2,446 National Storage Affiliates Trust
REIT 110,315

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – (continued)
6,278 NNN REIT, Inc. REIT $ 276,106
8,431 Omega Healthcare Investors, Inc.
REIT 342,383
31,272 Prologis, Inc. REIT 3,651,944
5,323 Public Storage REIT 1,852,670
4,172 Rayonier, Inc. REIT 132,962
29,542 Realty Income Corp. REIT 1,710,186
5,547 Regency Centers Corp. REIT 419,298
7,381 Rexford Industrial Realty, Inc.
REIT 310,593
2,022 Ryman Hospitality Properties,
Inc. REIT 237,059
3,594 SBA Communications Corp.
REIT 813,143
10,924 Simon Property Group, Inc.
REIT 2,005,646
6,182 STAG Industrial, Inc. REIT 227,436
4,252 Sun Communities, Inc. REIT 537,155
10,505 UDR, Inc. REIT 481,759
13,673 Ventas, Inc. REIT 876,029
35,203 VICI Properties, Inc. REIT 1,147,970
5,306 Vornado Realty Trust REIT 228,423
7,469 W.P. Carey, Inc. REIT 426,181
20,621 Welltower, Inc. REIT 2,849,410
24,737 Weyerhaeuser Co. REIT 798,016
1,573 Zillow Group, Inc., Class A* 128,247
5,264 Zillow Group, Inc., Class C* 445,913
46,904,273
Utilities – 2.4%
24,326 AES Corp. (The) 317,211
8,669 Alliant Energy Corp. 547,881
8,912 Ameren Corp. 841,204
17,932 American Electric Power Co.,
Inc. 1,790,690
6,628 American Water Works Co., Inc. 907,638
5,152 Atmos Energy Corp. 779,601
2,446 Avangrid, Inc. 88,301
6,173 Brookfield Renewable Corp.,
Class A
(a)
197,042
21,765 CenterPoint Energy, Inc. 709,974
1,131 Clearway Energy, Inc., Class A 31,453
2,815 Clearway Energy, Inc., Class C 83,014
10,198 CMS Energy Corp. 710,903
11,765 Consolidated Edison, Inc. 1,183,441
10,576 Constellation Energy Corp. 2,713,379
28,491 Dominion Energy, Inc. 1,673,846
6,989 DTE Energy Co. 879,076
26,128 Duke Energy Corp. 3,058,282
13,143 Edison International 1,153,298
7,185 Entergy Corp. 1,122,081
9,376 Essential Utilities, Inc. 375,321
7,811 Evergy, Inc. 504,825
11,868 Eversource Energy 765,367
33,853 Exelon Corp. 1,339,225
18,657 FirstEnergy Corp. 793,855
1,722 IDACORP, Inc. 204,005
6,619 MDU Resources Group, Inc. 132,645
3,031 National Fuel Gas Co. 193,893
69,555 NextEra Energy, Inc. 5,471,892
Shares Description Value
aa
Common Stocks – (continued)
Utilities – (continued)
15,255 NiSource, Inc. $ 581,063
6,990 NRG Energy, Inc. 710,254
6,909 OGE Energy Corp. 303,720
72,583 PG&E Corp. 1,569,970
3,899 Pinnacle West Capital Corp. 365,336
25,156 PPL Corp. 878,699
16,959 Public Service Enterprise Group,
Inc. 1,599,234
21,456 Sempra 2,009,784
36,979 Southern Co. (The) 3,295,938
1,936 Southwest Gas Holdings, Inc. 151,318
1,724 Talen Energy Corp.* 369,643
7,180 UGI Corp. 218,057
11,534 Vistra Corp. 1,843,595
10,744 WEC Energy Group, Inc. 1,085,681
18,766 Xcel Energy, Inc. 1,361,661
44,913,296
TOTAL COMMON STOCKS
(Cost $514,187,881)
1,891,075,302
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
2,103,903 4.511% 2,103,903
(Cost $2,103,903)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $516,291,784)
1,893,179,205
a
Securities Lending Reinvestment Vehicle – 0.0%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
867,398 4.541% 867,398
(Cost $867,398)
TOTAL INVESTMENTS – 99.9%
(Cost $517,159,182)
$ 1,894,046,603
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
1,201,509
NET ASSETS – 100.0%
$ 1,895,248,112
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
All or a portion of security is on loan.
(b)
Represents an affiliated issuer.

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Additional Investment Information
Investment Abbreviations:
LP — Limited Partnership
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At November 30, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
E-Mini Russ 1000 Index 14 12/20/24 $ 2,328,830 $ 55,883

Goldman Sachs MarketBeta
®
ETFs II
Schedule of Investments
November 30, 2024 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation
Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Goldman Sachs MarketBeta
®
ETFs II
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds
(“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying
ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level
2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs II
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of
November 30, 2024:
For further information regarding security characteristics, see the Schedules of Investments.
(a)
MarketBeta
®
Total International Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 4,635,597 $ — $ —
Asia 204,736,578 3,115,373 —
Europe 137,341,807 746,566 —
North America 62,106,865 298,164 —
Oceania 23,325,197 — —
South America 5,952,041 1,533,669 —
Exchange-Traded Fund 1,964,296 — —
Investment Company 1,387,042 — —
Securities Lending Reinvestment Vehicle 3,433,482 — —
Total
$ 444,882,905 $ 5,693,772 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(b)
$ (10,676) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
MarketBeta
®
U.S. 1000 Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 1,879,828 $ — $ —
Europe 12,405,064 — —
North America 1,873,645,901 — —
South America 3,144,509 — —
Investment Company 2,103,903 — —
Securities Lending Reinvestment Vehicle 867,398 — —
Total
$ 1,894,046,603 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 55,883 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs II
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the Index (or a Reference Index, if applicable), including fundamental information that may be based on assumptions and estimates.
Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Depositary Receipts Risk —
Foreign securities may trade in the form of depositary receipts, which include American Depositary
Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). To the extent the Fund acquires
Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the
Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments.
Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted. The issuers of Depositary Receipts may discontinue issuing new Depositary Receipts and withdraw existing Depositary Receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs II
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Foreign and Emerging Countries Risk —
For the MarketBeta
®
Total International Equity ETF, investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance.
Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Geographic Risk —
If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/
or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.
Index Risk —
Solactive AG (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology.
The Funds will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Provider may utilize third party data in constructing the Index, but it does not guarantee the accuracy or availability of any such third party data. The Index Provider may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the Index been constructed in accordance with its stated methodology.
Industry Concentration Risk —
Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta
®
ETFs II
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Large Shareholder Transactions Risk –
Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.
Mid-Cap Risk — Investments in mid-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Seed Investor Risk — GSAM and/or its affiliates may make payments to one or more investors that contribute seed capital to the
Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of GSAM and/or such affiliates (and not the Fund). Seed investors may contribute cash and/or securities in kind and such seed investment may constitute all or a majority of the assets in the Fund. There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from GSAM and/or its affiliates have ceased. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund, including on the Fund’s liquidity and the market price of the Fund’s Shares. The form of a seed investor’s contribution and any redemption activity by a seed investor can affect, including adversely, the tax efficiency of the Fund.
Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a
Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)